As filed with the Securities and Exchange	Registration No. 333-90577
Commission on April 15, 2003

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-6

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[ X]
Pre-Effective Amendment No.__	[ ]
Post-Effective Amendment No. 7	[ X]

AMENDMENT TO REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[ X]

(Check appropriate box or boxes.)

Security Life Separate Account L1
(Exact Name of Registrant)

Security Life of Denver Insurance Company
(Name of Depositor)

1290 Broadway
Denver, Colorado 80203-5699
(Address of Depositor’s Principal Executive Offices)

(800) 525-9852
Depositor’s Telephone Number, including Area Code
J. Neil McMurdie, Counsel
ING Americas (U.S. Legal Services)
151 Farmington Avenue, TS31, Hartford Connecticut 06156
(Name and Address of Agent for Service)

Kimberly J. Smith, Chief Counsel
ING Americas (U.S. Legal Services)
1475 Dunwoody Drive, West Chester, Pennsylvania 19380

Approximate Date of Proposed Public Offering: Continuous

It is proposed that this filing will become effective (check appropriate box)

[ ]	immediately upon filing pursuant to paragraph (b) of Rule 485
[X]	on May 1, 2003 pursuant to paragraph (b) of Rule 485
[ ]	60 days after filing pursuant to paragraph (a)(1) of Rule 485
[ ]	on May 1, 2003 pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following box:
[ ]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

PART A
INFORMATION REQUIRED IN A PROSPECTUS

CORPORATE BENEFITS A FLEXIBLE PREMIUM VARIABLE UNIVERSAL LIFE INSURANCE POLICY issued by Security Life of Denver Insurance Company and its Security Life Separate Account L1
The Policy	The Fund Families
  Is issued by Security Life of Denver Insurance Company.
  Is returnable by you during the free look period if you are not satisfied.
  Is available only to groups of ten or more insured people, where the insured people share a common employment or business relationship.
52 funds from the following fund families are available through the policy.
Premium Payments
  AIM Variable Insurance Funds
  Alger American Funds
  American Funds Insurance Series
  Fidelity® Variable Insurance Products Funds
  ING Income Shares
  ING Investors Trust
  ING Partners, Inc.
  ING Variable Portfolios, Inc.
  ING Variable Products (VP) Trust
  INVESCO Variable Investment Funds, Inc.
  Janus Aspen Series
  Neuberger Berman Advisers Management Trust
  Pioneer Variable Contracts Trust
  Putnam Variable Trust
  Van Eck Worldwide Insurance Trust

Are flexible, so the premium amount and frequency may vary. Are allocated to the variable account and the fixed account, based on your instructions. Are subject to specified fees and charges.

The Policy Value
  Is the sum of your holdings in the fixed account, the variable account and the loan account.
  Has no guaranteed minimum value under the variable account. The value varies with the value of the sub-accounts you select.
  Has a minimum guaranteed rate of return for amounts in the fixed account.
  Is subject to specified fees and charges.

Death Benefit Proceeds
Are paid if your policy is in force when the insured person dies. Are calculated under your choice of options:
  Option 1 - the base death benefit is the greater of the amount of basic insurance coverage you have selected or your policy value multiplied by the appropriate factor from the definition of life insurance factors described in Appendix A;
  Option 2 - the base death benefit is the greater of the amount of basic insurance coverage you have selected plus the policy value or your policy value multiplied by the appropriate factor from the definition of life insurance factors described in Appendix A; or
  Option 3 - the base death benefit is the greater of the amount of basic insurance coverage you have selected plus premiums paid minus withdrawals taken or your policy value multiplied by the appropriate factor from the definition of life insurance factors described in Appendix A.

  Are equal to the base death benefit plus any rider benefits minus any outstanding loans, accrued loan interest and unpaid fees and charges.
  Are generally not subject to federal income tax if your policy continues to meet the federal income tax definition of life insurance.

This prospectus describes what you should know before purchasing the Corporate Benefits variable universal life insurance policy. Please read it carefully and keep it for future reference. A prospectus for each of the funds available through the policy must accompany and should be read together with this prospectus.

Neither the Securities and Exchange Commission ("SEC") nor any state securities commission has approved or disapproved of these securities or determined if this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

The policy described in this prospectus is NOT a bank deposit or obligation, insured by the FDIC or backed by any bank or government agency.
The date of this prospectus is May 1, 2003

TABLE OF CONTENTS
	Page		Page
POLICY SUMMARY	3	TAX CONSIDERATIONS	39
The Policy's Features and Benefits	3	Tax Status of the Company	39
Factors You Should Consider Before Purchasing a Policy	6	Tax Status of the Policy	39
Fees and Charges	8	Diversification and Investor Control Requirements	40
THE COMPANY, THE FIXED ACCOUNT AND THE VARIABLE ACCOUNT	12	Tax Treatment of Policy Death Benefits	40
Security Life of Denver Insurance Company	12	Distributions Other than Death Benefits	40
The Investment Options	12	Other Tax Matters	42
DETAILED INFORMATION ABOUT THE POLICY	14	ADDITIONAL INFORMATION	45
Purchasing a Policy	15	General Policy Provisions	45
Fees and Charges	18	Legal Proceedings	51
Death Benefits	22	Financial Statements	51
Additional Insurance Benefits	27	APPENDIX A	A-1
Policy Value	30	APPENDIX B	B-1
Special Features and Benefits	32
Termination of Coverage	37	MORE INFORMATION IS AVAILABLE	Back Cover
TERMS TO UNDERSTAND
The following is a list of some of the key defined terms and the page number on which each is defined:
Term	Page Where Defined	Term	Page Where Defined
Age	46	Policy Date	15
Fixed Account .	12	Policy Value	30
Fixed Account Value	12	Segment or Coverage Segment	22
Loan Account	32	Surrender Value	5
Loan Account Value	32	Valuation Date	30
Monthly Processing Date	19	Variable Account	13
Net Premium	15	Variable Account Value	30
Net Policy Value	5

"Security Life," "we," "us," "our" and the "company" refer to Security Life of Denver Insurance Company. "You" and "your" refer to the policy owner. The owner is the individual, entity, partnership, representative or party who may exercise all rights over the policy and receive the policy benefits during the insured person's lifetime.

State Variations - State variations are covered in a special policy form used in that state. This prospectus provides a general description of the policy. Your actual policy and any riders are the controlling documents. If you would like to review a copy of the policy and riders, contact our customer service center or your agent/registered representative.

You may contact us about the policy at our:	Customer Service Center P.O. Box 173888 Denver, CO 80217-3888 1-877-253-5050

2 - Corporate Benefits

POLICY SUMMARY

This summary highlights the features and benefits of the policy, the risks that you should consider before purchasing a policy and the fees and charges associated with the policy and its benefits. More detailed information is included in the other sections of this prospectus which should be read carefully before you purchase the policy.

The Policy's Features and Benefits
Premium Payments See Premium Payments, page 15.
  You choose when to pay and how much to pay.
  You will need to pay sufficient premiums to keep the policy in force. Failure to pay sufficient premiums may cause your policy to lapse.
  You cannot pay additional premiums after age 100.
  We may refuse any premium that would disqualify your policy as life insurance under Section 7702 of the Internal Revenue Code.
  We deduct tax charges and a sales charge from each premium payment and credit the remaining premium (the "net premium") to the variable account or the fixed account according to your instructions.

Free Look Period See Free Look Period, page 17.
  During the free look period, you have the right to examine your policy and return it for a refund if you are not satisfied for any reason.
  The free look period is generally ten days from your receipt of the policy, although certain states may allow more than ten days.
  Generally, there are two types of free look refunds:

Some states require a return of all premium we have received; and Other states require that we return your policy value plus a refund of all fees and charges deducted.
  The length of the free look period and the free look refund that applies in your state will be stated in your policy.
  During the free look period, your net premium will be allocated among the investment options you have selected unless your state requires a return of premium as the free look refund. In these states your net premium directed to the sub-accounts will be allocated to the ING Liquid Asset Portfolio sub-account until after the free look period ends.

Death Benefits See Death Benefits, page 22.
  Death benefits are paid if your policy is in force when the insured person dies.
  Until age 100, the amount of the death benefit will depend on which death benefit option is in effect when the insured person dies.
  There are three death benefit options available under your policy:

  Option 1 - the base death benefit is the greater of the amount of basic insurance coverage you have selected or your policy value multiplied by the appropriate factor from the definition of life insurance factors described in Appendix A;
  Option 2 - the base death benefit is the greater of the amount of basic insurance coverage you have selected plus your policy value or your policy value multiplied by the appropriate factor from the definition of life insurance factors described in Appendix A; or
  Option 3 - the base death benefit is the greater of the amount of basic insurance coverage you have selected plus premiums paid minus withdrawals taken or your policy value multiplied by the appropriate factor from the definition of life insurance factors described in Appendix A.

  After age 100, death benefit Option 1 will apply to all policies and the amount of basic insurance coverage selected will equal the amount of basic insurance coverage in effect on the policy anniversary nearest the insured person's 100th birthday plus the amount of coverage, if any, under the adjustable term insurance rider on that date.
  We will reduce the death benefit proceeds payable under any death benefit option by any outstanding loans, accrued loan interest and unpaid fees and charges.
  The death benefit is generally not subject to federal income tax if your policy continues to meet the federal income tax definition of life insurance.

Corporate Benefits - 3

Temporary Insurance See Temporary Insurance, page 17.
  If you apply and qualify, we may issue temporary insurance equal to the total amount of insurance coverage for which you applied.
  The maximum amount of temporary insurance is $4.5 million, which includes other in-force coverage you have with us.
  Temporary insurance may not be available in all states.

Rider Benefits See Additional Insurance Benefits, page 27.	Your policy may include additional insurance benefits, attached by rider. There are two types of rider benefits:
Optional rider benefits that you must select before they are effective; and Rider benefits that automatically come with your policy.
In many cases, we deduct an additional monthly charge for these benefits. Not all riders may be available under your policy or in your state.
Investment Options See The Investment Options, page 12.
  You may allocate your net premiums to the Security Life Separate Account L1 (the "variable account") and to our fixed account.
  The variable account is one of our separate accounts and consists of sub-accounts which invest in corresponding funds. When you allocate premiums to a sub-account, we invest any net premiums in shares of the corresponding fund.
  Your variable account value will vary with the investment performance of the funds and the charges we deduct from your variable account value.
  The fixed account is part of our general account and consists of all of our assets other than those in our separate accounts (including the variable account) and loan account.
  We credit interest of at least 3.00% per year on amounts allocated to the fixed account, and we may, in our sole discretion, credit interest in excess of this amount.

Transfers See Transfers, page 33.
  You currently may make an unlimited number of transfers between the sub-accounts and to the fixed account each policy year. Transfers are, however, subject to any limits, conditions and restrictions that we or the funds whose shares are involved may impose.
  There are certain restrictions on transfers from the fixed account.
  We do not charge for transfers.

Dollar Cost Averaging See Dollar Cost Averaging, page 34.
  Dollar cost averaging is a systematic program of transferring policy values to selected sub-accounts of the variable account. It is intended to help reduce the risk of investing too much when the price of a fund's shares is high. It also helps to reduce the risk of investing too little when the price of a fund's shares is low.
  Dollar cost averaging does not assure a profit nor does it protect you against a loss in a declining market.
  There are certain conditions on participation in the dollar cost averaging program, but there is no charge to participate in the dollar cost averaging program.

Automatic Rebalancing See Automatic Rebalancing, page 34.
  Automatic rebalancing is a systematic program through which your variable and fixed account values are periodically reallocated among your selected investment options to maintain the allocation percentages you have chosen.
  Automatic rebalancing does not assure a profit nor does it protect you against a loss in a declining market.
  There are certain conditions on participation in the automatic rebalancing program, but there is no charge to participate in the automatic rebalancing program.

4 - Corporate Benefits

Loans See Loans, page 32.
  After the first policy month, you may take loans against your policy value minus any outstanding loan balance and accrued loan interest (the "net policy value").
  A loan must be at least $100 and is generally limited to your net policy value less the periodic fees and charges to your next policy anniversary.
  When you take a loan from your policy we transfer an amount equal to your loan to the loan account as collateral for your loan. The loan account is part of our general account.
  We credit amounts held in the loan account with interest at an annual rate no less than 3.00%.
  We also charge interest on loans. Interest is due in arrears on each policy anniversary and accrues daily at a current annual rate of 3.25%.
  Loans reduce your policy's death benefit and may cause your policy to lapse.
  Loans may have tax consequences, and you should consult with a tax adviser before taking a loan from your policy.

Partial Withdrawals See Partial Withdrawals, page 35.
  After the first policy year, you may take up to 12 partial withdrawals each policy year. In certain circumstances you may take partial withdrawals during the first policy year.
  A partial withdrawal must be at least $100 and may not exceed the amount which leaves your net policy value less than $500.
  We currently charge a fee of 2.00% of the amount withdrawn, up to $25 for each partial withdrawal.
  Partial withdrawals may reduce the amount of basic and total insurance coverage under your policy and will reduce your policy value.
  Partial withdrawals may also have tax consequences, and you should consult with a tax adviser before taking a partial withdrawal from your policy.

Surrenders See Surrender, page 37.
  You may surrender your policy for its surrender value at any time before the death of the insured person.
  Your surrender value is your policy value minus your outstanding loan amount and accrued loan interest.
  All insurance coverage ends on the date we receive your surrender request.
  If you surrender your policy it cannot be reinstated.
  Surrendering the policy may have tax consequences, and you should consult with a tax adviser before surrendering your policy.

Reinstatement See Reinstatement, page 38.
  You may reinstate your policy and riders within five years of lapse if you still own the policy and did not surrender it and the insured person is still insurable.
  You will need to pay the required reinstatement premium.
  If you had an outstanding loan when coverage lapsed, we will reinstate it with accrued loan interest to the date of the lapse.
  A policy that is reinstated more than 90 days after lapsing may be considered a modified endowment contract for tax purposes.
  Reinstating your policy may have tax consequences, and you should consult with a tax adviser before reinstating your policy.

Corporate Benefits - 5

Factors You Should Consider Before Purchasing a Policy

The decision to purchase a policy should be discussed with your agent/registered representative. Make sure you understand the policy's investment options, its other features and benefits, its risks and the fees and charges you will incur. Consider, among others, the following matters.

Life Insurance Coverage
  The policy is not a short-term savings vehicle and should be purchased only if you need life insurance coverage. Evaluate your need for life insurance coverage before purchasing a policy.
  You should purchase a policy only if you intend and have the financial capability to keep the policy in force for a substantial period of time.

Fees and Charges See Fees and Charges, page 18.
  The policy's fees and charges reflect costs associated with its features and benefits, the services we render, the expenses we expect to incur and the risks we assume under the policy.
  We believe that the policy's fees and charges, in the aggregate, are reasonable, but before purchasing a policy you should compare the value that these various features, benefits and services have to you, given your particular circumstances, with the fees and charges associated with those features, benefits and services.

Lapse See Lapse, page 38.	Your policy may lapse and your insurance coverage under the policy may terminate if on any monthly processing date:
your net policy value is not enough to pay the periodic fees and charges when due.
  If you meet this condition, we will send you notice and give you a 61 day grace period to make a sufficient premium payment.
  If you do not make a sufficient premium payment by the end of the 61 day grace period, your life insurance coverage will terminate and your policy will lapse without value.
  Partial withdrawals and loans have an adverse impact on your net policy value. Before taking a partial withdrawal or loan consider its affect on your ability to keep your policy from lapsing.

Investment Risk See The Variable Account, page 13.	You should evaluate the policy's long-term investment potential and risks before purchasing a policy. For amounts you allocate to the sub-accounts of the variable account:
  Your values will fluctuate with the markets, interest rates and the performance of the underlying funds;
  You assume the risk that your values may decline or may not perform to your expectations;
  Your policy could lapse without value or you may be required to pay additional premium because of poor fund performance;
  Each fund has various investment risks, and some funds are riskier than others;
  You should read each fund's prospectus and understand the risks associated with the fund before allocating your premiums to its corresponding sub-account; and
  There is no assurance that any fund will achieve its stated investment objective.

For amounts you allocate to the fixed account:
Interest rates we declare will change over time; and You assume the risk that interest rates may decline, although never below the guaranteed minimum annual rate of 3.00%.
Exchanges See Purchasing a Policy, page 15.
  Replacing your existing life insurance policy(ies) with the policy described in this prospectus may not be beneficial to you.
  Before purchasing a policy, determine whether your existing policy(ies) will be subject to fees or penalties upon surrender or cancellation.
  Also compare the fees, charges, coverage provisions and limitations, if any, of your existing policy(ies) with those of the policy described in this prospectus.

6 - Corporate Benefits

Taxation See TAX CONSIDERATIONS, page 39.
  Under current federal income tax law, death benefits of life insurance policies generally are not subject to income tax. In order for this treatment to apply, the policy must qualify as a life insurance contract. We believe it is reasonable to conclude that the policy will qualify as a life insurance contract.
  Assuming the policy qualifies as a life insurance contract under current federal income tax law, your policy earnings are generally not subject to income tax as long as they remain within your policy. Depending on your circumstances, however, the following events may have tax consequences for you:

Reduction in the amount of your insurance coverage; Partial withdrawals; Loans; Surrender; Lapse; and Reinstatement.
  In addition, if your policy is a modified endowment contract, a partial withdrawal, surrender or a loan against or secured by the policy will may cause income taxation to the extent of any gain in the policy. A penalty tax may be imposed on a distribution from a modified endowment contract as well.
  There is always the possibility that the tax treatment of the policy could be changed by legislation or otherwise. You should consult a tax adviser with respect to legislative developments and their effect on the policy.
  Consult with a qualified legal or tax adviser before you purchase a policy.

Sales Compensation
  We pay compensation to broker/dealers who sell the policy.
  Broker/dealers may be able to choose to receive their compensation under various payment options, but their choice will not affect the fees and charges you will pay for the policy.

Other Products
  We and our affiliates offer other insurance products which may have different features, benefits, fees and charges. These other products may better match your needs.
  Contact your agent/registered representative if you would like information about these other products.

Corporate Benefits - 7

Fees and Charges
The following tables describe the fees and charges you will pay when buying, owning and surrendering the policy.

Transaction Fees and Charges The following table describes the fees and charges deducted at the time you buy the policy, make a partial withdrawal or request an excess illustration. See Fees and Charges - Transaction Fees and Charges, page 18.

Charge	When Deducted	Amount Deducted
Tax Charges	Deducted when you make a premium payment.
  2.50% of each premium payment for state and local taxes.
  1.50% of each premium payment for estimated federal income tax treatment of deferred acquisition costs.
  No tax charges are assessed on first year premium in excess of target premium.

Initial Sales Charge	Deducted when you make a premium payment.	2.00% of premium up to target premium in segment year 1, and lower thereafter.
Partial Withdrawal Fee	Deducted when you take a partial withdrawal.	2.00% of the amount withdrawn, up to $25.
Excess Illustration Fee	Deducted each time you request an illustration after the first each policy year.	$0 - current. $25 - maximum.

8 - Corporate Benefits

Periodic Fees and Charges The following table describes the fees and charges deducted each year or each month on the monthly processing date, not including fund fees and expenses. See Fees and Charges - Periodic Fees and Charges, page 19.

Charge	When Deducted	Amount Deducted
Cost of Insurance Charge [1]	On the monthly processing date.	Minimum Rates per $1,000 of basic insurance coverage -
$0.01 - current. $0.07 - guaranteed.
Maximum Rates per $1,000 of basic insurance coverage -
$9.07 - current. $12.91 - guaranteed.
Rates for a representative insured person per $1,000 of basic insurance coverage -
$0.12 - current. $0.56 - guaranteed. The representative insured person is a male, age 50 in the no tobacco risk class.
Deferred Sales Charge	On the monthly processing date corresponding with the first seven anniversaries of each coverage segment after the year we receive the premium payment.
  2.00% of premium up to target premium received in the first segment year; plus
  1.00% of premium received in excess of target premium in the first segment year.
  This charge is lower after the first segment year.

Mortality & Expense Risk Charge [2]	On the monthly processing date.	0.02% (0.20% on an annual basis) of policy value invested in the variable account.
Administrative Charge	On the monthly processing date.	$12 per month in policy year 1, and lower thereafter.
Loan Interest Charge	Accrues daily but is due in arrears on each policy anniversary.	3.25% per annum of the loan amount.
[1]

The cost of insurance rates shown are for the first policy year. The rates have been rounded to the nearest penny. Consequently, the actual rates are either more or less than these rounded rates. The rates that apply to you depend on the amount of your basic insurance coverage and the characteristics of the group of insured people, such as ages, genders and risk classes. Different cost of insurance rates will apply to each segment of basic insurance coverage. The rates for the representative insured person listed above may be more or less than you will pay, and you should contact your agent/registered representative for information about the rates that apply to you.

[2]

The monthly mortality and expense risk charge rate has been rounded to the nearest one hundredth of one percent. See Periodic Fees and Charges - Mortality and Expense Risk Charge, page 20 for the monthly rate without rounding.

Corporate Benefits - 9

Optional Rider Fees and Charges The following table describes the charges you will pay if you elect any of the optional rider benefits. See Fees and Charges - Optional Rider Fees and Charges, page 21.
Rider	When Deducted	Amount Deducted
Adjustable Term Insurance Rider [3]	On the monthly processing date.	Minimum Rates per $1,000 of rider benefit -
$0.01 - current. $0.09 - guaranteed.
Maximum Rates per $1,000 of rider benefit -
$9.07 - current. $16.19 - guaranteed.
Rates for a representative insured person per $1,000 of rider benefit -
$0.12 - current. $0.70 - guaranteed. The representative insured person is a male, age 50 in the no tobacco risk class.
[3]

Rates shown are for the first policy year and have been rounded to the nearest penny. Consequently, the actual rates are either more or less than these rounded rates. The rates for this rider depend on the insured person's age, gender, policy duration and risk class and generally increase each year after the first policy year. The rates for the representative insured person listed above may be more or less than you will pay, and you should contact your agent/registered representative for information about the rates that apply to you.

Fund Fees and Expenses The following table shows the minimum and maximum fund fees and expenses that you may pay during the time you own the policy. These may change from year to year. You should review the fund prospectuses for details about the fees and charges specific to a particular fund. See also Appendix B.

Annual Total Fund Expenses (expenses deducted from fund assets)

	Minimum	Maximum
Total Gross Annual Fund Expenses [4]	0.33%	2.76%
Total Net Annual Fund Expenses [4,5]	0.33%	1.48%
[4]	Total Annual Fund Expenses include management fees, distribution (12b-1) fees and other expenses.
[5]

The Total Net Annual Fund Expense figures take into account contractual arrangements that require reimbursement or waiver of certain fund fees and expenses at least through the end of this year. Out of the 52 funds available through the policy, 11 have contractual arrangements to reimburse or waive certain fees and expenses. Generally, these arrangements provide that fees and expenses will be reimbursed or waived above a certain levels for a specific period of time. See Appendix B for more detailed information about these contractual arrangements. The minimum and maximum total net annual fund expenses shown take into account all of the available funds, not just those with contractual arrangements.

10 - Corporate Benefits

How the Policy Works

Corporate Benefits - 11

THE COMPANY, THE FIXED ACCOUNT AND THE VARIABLE ACCOUNT
Security Life of Denver Insurance Company

We are a stock life insurance company organized in 1929 and incorporated under the laws of the State of Colorado. We are admitted to do business in the District of Columbia and all states except New York. Our headquarters is at 1290 Broadway, Denver, Colorado 80203-5699.

We are a wholly-owned indirect subsidiary of ING Groep N.V. ("ING"), a global financial institution active in the fields of insurance, banking and asset management. ING is headquartered in Amsterdam, The Netherlands.

The Investment Options

You may allocate your premium payments to any of the available investment options. These options include the fixed account and sub-accounts of the variable account. The investment performance of a policy depends on the performance of the investment options you choose.

The Fixed Account
In the policy the "fixed account" is referred to as the "Guaranteed Interest Division."

You may allocate all or a part of your net premium and transfer your net policy value into the fixed account. We declare the interest rate that applies to all amounts in the fixed account. This interest rate is never less than 3.00%. The credited interest rate will be in effect for an initial twelve-month period. Thereafter, the credited interest rate will be guaranteed for successive twelve-month periods at an interest rate current at that time. Interest compounds daily at an effective annual rate that equals the declared rate. We credit interest to the fixed account on a daily basis. We pay interest regardless of the actual investment performance of our general account. We bear all of the investment risk for the fixed account.

Your fixed account value equals the net premium you allocate to the fixed account, plus interest earned, minus amounts you transfer out or withdraw. It may be reduced by fees and charges assessed against your policy value.

The fixed account guarantees principal and is part of our general account. The general account supports our non-variable insurance and annuity obligations. We have not registered interests in the fixed account under the Securities Act of 1933, as amended ("1933 Act"). Also, we have not registered the fixed account or the general account as an investment company under the Investment Company Act of 1940, as amended ("1940 Act") (because of exemptive and exclusionary provisions). This means that the general account, the fixed account and interests in it are generally not subject to regulation under these Acts.

The SEC staff has not reviewed the disclosures in this prospectus relating to the general account and the fixed account. These disclosures, however, may be subject to certain requirements of the federal securities law regarding accuracy and completeness of statements made.

12 - Corporate Benefits

The Variable Account

We established Security Life Separate Account L1 (the "variable account") on November 3, 1993, as one of our separate accounts under the laws of the State of Colorado. It is a unit investment trust, registered with the SEC under the 1940 Act.

In the policy the "variable account" is referred to as the "Separate Account."

We own all of the assets of the variable account and are obligated to pay all amounts due under a policy according to the terms of the policy. Income, gains and losses credited to, or charged against, the variable account reflect the investment experience of the variable account and not the investment experience of our other assets. Additionally, Colorado law provides that we cannot charge the variable account with liabilities arising out of any other business we may conduct. This means that if we ever became insolvent, the variable account assets will be used first to pay variable account policy claims. Only if variable account assets remain after these claims have been satisfied can these assets be used to pay owners of other policies and creditors.

The variable account is divided into sub-accounts. Each sub-account invests in a corresponding fund. When you allocate premium payments to a sub-account, you acquire accumulation units of that sub-account. You do not invest directly in or hold shares of the funds when you allocate premium payments to the sub-accounts of the variable account. See Appendix B to this prospectus for a list of the funds available through the variable account along with information about each fund's investment adviser/subadviser, investment objective and total annual fund expenses.

More detailed information about a fund, including information about the risks associated with investing in the fund, is located in the fund's prospectus. Read the fund prospectuses in conjunction with this prospectus, and retain the prospectuses for future reference.

A fund available through the variable account is not the same as a retail mutual fund with the same or similar name. Accordingly, the management, expenses and performance of a fund available through the variable account is likely to differ from a similarly named retail mutual fund.

Voting Privileges. We invest each sub-account's assets in shares of a corresponding fund. We are the legal owner of the fund shares held in the variable account, and we have the right to vote on certain issues. Among other things, we may vote on issues described in the fund's current prospectus or issues requiring a vote by shareholders under the 1940 Act.

Even though we own the shares, we give you the opportunity to tell us how to vote the number of shares attributable to your policy. We count fractional shares. If you have a voting interest, we send you proxy material and a form on which to give us your voting instructions.

Each fund share has the right to one vote. The votes of all fund shares are cast together on a collective basis, except on issues for which the interests of the funds differ. In these cases, voting is on a fund-by-fund basis.

Examples of issues that require a fund-by-fund vote are changes in the fundamental investment policy of a particular fund or approval of an investment advisory agreement.

We vote the shares in accordance with your instructions at meetings of the fund's shareholders. We vote any fund shares that are not attributable to policies and any fund shares for which the owner does not give us instructions in the same proportion as we vote the shares for which we did receive voting instructions.

We reserve the right to vote fund shares without getting instructions from policy owners if the federal securities laws, regulations or their interpretations change to allow this.

Corporate Benefits - 13

You may instruct us only on matters relating to the funds corresponding to the sub-accounts in which you have invested assets as of the record date set by the fund's Board for the shareholders meeting. We determine the number of fund shares in each sub-account of your policy by dividing your variable account value in that sub-account by the net asset value of one share of the matching fund.

Right to Change the Variable Account. Subject to state and federal law and the rules and regulations thereunder, we may, from time to time, make any of the following changes to our variable account with respect to some or all classes of policies:

  Change the investment objective;
  Offer additional sub-accounts which will invest in funds we find appropriate for policies we issue;
  Eliminate sub-accounts;
  Combine two or more sub-accounts;
  Substitute a new fund for a fund in which a sub-account currently invests. A substitution may become necessary if, in our judgment:

  A fund no longer suits the purposes of your policy;
  There is a change in laws or regulations;
  There is a change in the fund's investment objectives or restrictions;
  The fund is no longer available for investment; or
  Another reason we deem a substitution is appropriate.

  In the case of a substitution, the new fund may have different fees and charges than the fund it replaced;
  Transfer assets related to your policy class to another separate account;
  Withdraw the variable account from registration under the 1940 Act;
  Operate the variable account as a management investment company under the 1940 Act;
  Cause one or more sub-accounts to invest in a fund other than, or in addition to, the funds currently available;
  Stop selling the policy;
  End any employer or plan trustee agreement with us under the agreement's terms;
  Limit or eliminate any voting rights for the variable account;
  Make any changes required by the 1940 Act or its rules or regulations; or
  Close a sub-account to new investments.

We will not make a change until it is effective with the SEC and approved by the appropriate state insurance departments, if necessary. We will notify you of changes. If you wish to transfer the amount you have in the affected sub-account to another sub-account or to the fixed account, you may do so free of charge. Just notify us at our customer service center.

DETAILED INFORMATION ABOUT THE POLICY

This prospectus describes our standard Corporate Benefits variable universal life insurance policy. The policy provides death benefits, policy values and other features of traditional life insurance contracts. There may be variations in policy features, benefits and charges because of requirements of the state where we issue your policy. We describe all such differences in your policy.

If you would like to know about state variations, please ask your agent/registered representative. We can provide him/her with the list of variations that will apply to your policy.

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Purchasing a Policy

Only groups of individuals, corporations or other institutions may purchase this policy. These group arrangements include those in which there is a trustee, an employer or an association. The group may either purchase policies covering a group of individuals or endorse a policy to a group of individuals. Sponsored arrangements include those in which an employer or association allows us to offer policies to its employees or members on an individual basis.

To purchase a policy you must submit an application to us. On that application you will, among other things, select:
The amount of your total insurance coverage (which generally must be at least $50,000 per policy); Your initial death benefit option; and Any riders or optional benefits.	In the policy total insurance coverage is referred to as "Target Death Benefit."
Additionally, on the application you will provide us with certain health and other necessary information.

On the date coverage under the policy begins (the "policy date"), the person on whose life we issue the policy (the "insured person") generally can be no more than age 85. "Age" under the policy means the insured person's age on the birthday nearest to the policy date. From time to time, we may accept an insured person who exceeds our normal maximum age limit. We will not unfairly discriminate in determining the maximum age at issue. All exceptions to our normal limits are dependent upon our ability to obtain acceptable reinsurance coverage for our risk with an older insured. We may also set a minimum age to issue a policy.

You may request that we back-date the policy up to six months to allow the insured person to give proof of a younger age for the purposes of your policy.
Premium Payments
Premium payments are flexible and you may choose the amount and frequency of premium payments, within limits, including:
  We may refuse to accept any premium less than $25;
  You cannot pay additional premiums after age 100;
  We may refuse any premium that would disqualify your policy as life insurance under Section 7702 of the Internal Revenue Code;
  We may refuse any premium that would cause your policy to become a modified endowment contract under Section 7702A of the Internal Revenue Code without your prior written acknowledgement accepting your policy as a modified endowment contract; and
  We may refuse to accept any premium that does not comply with our anti-money laundering program. See General Policy Provisions - Anti-Money Laundering, page 47.

After we deduct the tax charges and the sales charge from your premium payments, we apply the remaining premium (the "net premium") to your policy as described below.

A premium payment is received by us when it is received at our offices. After you have paid your initial premium, we suggest you send payments directly to us, rather than through your agent/registered representative, to assure the earliest crediting date.

Your initial premium must be at least equal to the sum of the scheduled premium from the policy date through the investment date. The investment date is the date we apply the net premium to your policy.

Corporate Benefits - 15

Scheduled Premium. You may select your scheduled (planned) premium (within our limits) when you apply for your policy. The scheduled premium, shown in your policy and schedule, is the amount you choose to pay over a stated time period. This amount may or may not be enough to keep your policy in force. You may receive premium reminder notices for the scheduled premium on a quarterly, semi-annual or annual basis. You are not required to pay the scheduled premium.

You can change the amount of your scheduled premium within our minimum and maximum limits at any time. If you fail to pay your scheduled premium or if you change the amount of your scheduled premium, your policy performance will be affected.

Unscheduled Premium Payments. Generally speaking, you may make unscheduled premium payments at any time, however:
  We may limit the amount of an unscheduled premium payment if it would result in an increase in the amount of the base death benefit required by the federal income tax law definition of life insurance. We may require satisfactory evidence that the insured person is insurable at the time that you make the unscheduled premium payment if the base death benefit is increased due to an unscheduled premium payment;
  We may require proof that the insured person is insurable if an unscheduled premium payment will cause the net amount at risk to increase; and
  We will return premium payments which would cause your policy to become a modified endowment contract, unless you have acknowledged in writing the new modified endowment contract status for your policy.

Target Premium. Target premium is not based on your scheduled premium. Target premium is actuarially determined based on the age and gender of the insured person. The target premium is used to determine your sales charge and the sales compensation we pay. It may or may not be enough to keep your policy in force. You are not required to pay the target premium and there is no penalty for paying more or less. The target premium for your policy and additional segments is listed in your policy schedule pages.

Premium Payments Affect Your Coverage. Your coverage lasts only as long as you have a positive net policy value that is enough to pay the periodic fees and charges due each month. If you do not meet this requirement, your policy will enter a 61- day grace period and you must make a sufficient premium payment to keep your policy from lapsing. See Termination of Coverage - Lapse, page 38.

Allocation of Net Premium. We apply the initial net premium to your policy after all of the following conditions have been met:
We receive the required initial premium; All issue requirements have been received by our customer service center; and We approve your policy for issue.

Amounts you designate for the fixed account will be allocated to that account on the investment date. If your state requires return of your premium during the free look period, we initially invest amounts you have designated for the sub-accounts of the variable account in the sub-account which invests in the ING Liquid Asset Portfolio. We later transfer these amounts from this sub-account to your selected sub-accounts, based on your most recent premium allocation instructions, at the earlier of the following dates:

Five days after the date we mailed your policy to you plus the length of your state free look period; or The date we receive your delivery receipt plus the length of your state free look period.

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If your state provides for return of your policy value during the free look period (or provides no free look period), we allocate amounts you designated for the sub-accounts of the variable account directly into those sub-accounts.

All net premium we receive after the applicable period are allocated to your policy on the valuation date of receipt. We will use your most recent premium allocation instructions specified in percentages stated to the nearest tenth and totaling 100%.

Free Look Period

You have the right to examine your policy and return it to us (for any reason) within the period shown in the policy. The period during which you have this right is called the free look period and starts on the date you receive your policy. If you return your policy to us within the free look period, we cancel it as of your policy date.

If you cancel your policy during the free look period, you will receive a refund as determined by state law. Generally, there are two types of free look refunds:
Refund of all premium we have received from you; or Refund of your policy value plus a refund of all charges deducted.

The type of refund that applies in your state will be specified in your policy. The type of free look refund will affect when premium received before the end of the free look period is allocated to the sub-accounts. See Premium Payments - Allocation of Net Premium, page 16.

Temporary Insurance

If you apply and qualify, we may issue temporary insurance in an amount equal to the amount of insurance coverage for which you applied, up to $4.5 million, which includes other in-force coverage you have with us.

Temporary insurance coverage begins when all of the following events have occurred:
  You have completed and signed our temporary insurance coverage form;
  We have received and accepted a premium payment of at least your scheduled premium (selected on your application); and
  The necessary parts of the application are complete.

Unless otherwise provided by state law, temporary insurance coverage ends on the earliest of:
  Five days after we mail the premium refund to the address on your application;
  Five days after we mail notice of termination to the address on your application;
  Your policy date;
  The date we refuse to issue a policy based on your application; or
  90 days after you sign our temporary life insurance coverage form.

There is no death benefit under the temporary insurance coverage if any of the following events occur:
  There is a material misrepresentation in your answers on the temporary insurance coverage form;
  There is a material misrepresentation in statements on your application;
  The person or persons intended to be insured die by suicide or self-inflicted injury; or
  The bank does not honor your premium check or authorized withdrawal.

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During the period of temporary insurance coverage your premium payments are held by us in a general suspense account until underwriting is completed and the policy is issued or the temporary insurance coverage otherwise ends. Premiums held in this suspense account do not earn interest and they are not allocated to the investment options available under the policy until a policy is issued. See Premium Payments - Allocation of Net Premium, page 16.

Fees and Charges
We deduct fees and charges under the policy to compensate us for:
  Providing the insurance benefits of the policy (including any rider benefits);
  Administering the policy;
  Assuming certain risks in connection with the policy; and
  Incurring expenses in distributing the policy.

The amount of a fee or charge may be more or less than the cost associated with the service or benefit. Accordingly, excess proceeds from one fee or charge may be used to make up a shortfall on another fee or charge, and we may earn a profit on one or more of these fees and charges. We may use any such profits for any proper corporate purpose, including, among other things, payment of sales expenses.

Transaction Fees and Charges
We deduct the following transaction fees and charges from your policy value each time you make certain transactions.

Tax Charges. We deduct 2.5% from each premium payment to cover the total average state and local taxes we expect to pay. We pay state and local taxes in most states. These taxes vary from state to state and from jurisdiction to jurisdiction.

We deduct 1.5% from each premium payment to cover our estimated costs for the federal income tax treatment of deferred acquisition costs. This cost is determined solely by the amount of life insurance premium we receive.

No tax charges are assessed on first year premium in excess of target premium.
We may increase or decrease the charges for taxes, within limits, if there are changes in the tax rates or tax laws.

Sales Charge. We deduct sales charges based on the amount of premium we receive each year a coverage segment is in effect. Premium payments are subject to both an initial and a deferred sales charges which in the aggregate can be up to 16% of premium received in the first year up to target and 7% of premium in the first year in excess of target. See Periodic Fees and Charges - Deferred Sales Charge, page 19 for more detail about the deferred sales charge.

Initial Sales Charge. In the first segment year, the initial sales charge is 2% of the premium you pay up to target. Each year thereafter, we deduct 0.5% of each premium payment we receive.

Partial Withdrawal Fee. We deduct a partial withdrawal fee each time you take a partial withdrawal from your policy. The amount of this fee is 2.00% of the amount withdrawn up to $25. We deduct the partial withdrawal fee proportionately from your remaining fixed and variable account values.

This fee helps offset the expenses we incur when processing a partial withdrawal.

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Excess Illustration Fee. We currently do not assess a fee, but we reserve the right to assess a fee of up to $25 for each illustration of your policy values you request after the first each policy year.

This fee helps offset the costs we incur when processing requests for excess illustrations.
Periodic Fees and Charges

We deduct the following periodic fees and charges from your policy value each year or each month on the monthly processing date. The monthly processing date is the same date each month as your policy date. If that date is not a valuation date, then the monthly processing date is the next valuation date.

At any time you may choose one investment option from which we will deduct your periodic fees and charges. If you do not choose the investment option or the amount in your chosen investment option is not enough to cover the periodic fees and charges, then your periodic fees and charges are taken from the sub-accounts and fixed account in the same proportion that your value in each has to your net policy value.

Deferred Sales Charge. We deduct an annual deferred sales charge that is a percentage of your annual premium payments in each of the first ten segment years. The charge is deducted from your policy value on the monthly processing date corresponding with each of the first seven coverage segment anniversaries after the year the premium payment was received. Each coverage segment has its own deferred sales charge. If you have more than one coverage segment, we will allocate your premium payments among the coverage segments to determine the deferred sales charges under your policy.

				In the policy the deferred sales charge is referred to as the "Annual Deduction".
Percentage of Premium*
Segment Year when Premium Payments are Received	Up to Target Premium	In Excess of Target Premium	Deducted at Beginning of Segment Years
1	2%	1%	2-8
2	1.75%	N/A	3-9
3	1.75%	N/A	4-10
4	1.75%	N/A	5-11
5	0.5%	N/A	6-12
6	0.5%	N/A	7-13
7	0.5%	N/A	8-14
8	0.5%	N/A	9-15
9	0.5%	N/A	10-16
10	0.5%	N/A	11-17
*These percentages are used to determine the deferred sales charge. Once determined, the deferred sales charge is assessed once each year for seven years.
The following example based on two years of premium payments will help you understand the deferred sales charge.
Assume your policy has:
A target premium of $8,000; Premium payments of $10,000 in each of the first two years; and No change in the amount of insurance coverage.

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The $10,000 premium for the first year is assessed a $180 deferred sales charge each year for years two through eight: 2.00% of premium up to target premium plus 1% of premium payments over target [0.02 X $8,000 + (0.01 X $2,000) = $180].

The $10,000 premium for the second year is assessed a $140 deferred sales charge each year for years three through nine: 1.75% of all premium up to target premium [0.0175 X $8,000 = $140].
Segment Year of the Premium Payment	Deferred Sales Charge on the First Year Premium of $10,000	Deferred Sales Charge on the Second Year Premium of $10,000	Total Deferred Sales Charge
1
2	$180		$180
3	$180	$140	$320
4	$180	$140	$320
5	$180	$140	$320
6	$180	$140	$320
7	$180	$140	$320
8	$180	$140	$320
9		$140	$140
10

The deferred sales charge helps compensate us for the costs associated with selling the policies, including promotional, advertising and distribution expenses.

Mortality and Expense Risk Charge. Each month we deduct from your policy value a mortality and expense risk charge of 0.01667% (0.20% on an annual basis) of the amount you have invested in the sub-accounts.

This charge helps compensate us for the mortality and expense risks we assume when we issue a policy. The mortality risk is the risk that insured people, as a group, may live less time than we estimated. The expense risk is the risk that the costs of issuing and administering the policies and operating the sub-accounts of the variable account are greater than we estimated.

Administrative Charge. Each month we deduct an administrative charge of $12 for the first policy year and $6 each month thereafter.
This charge helps offset the costs we incur in administering the policy, including costs associated with:
Billing and collecting premiums; Processing claims and policy transactions; Keeping records; Reporting and communicating with policy owners; and Our overhead and other expenses.

Cost of Insurance. Each month we deduct a cost of insurance charge equal to our current monthly cost of insurance rates multiplied by the net amount at risk for each segment of your basic insurance coverage. The net amount at risk as calculated on each monthly processing date equals the difference between:

  Your current base death benefit, discounted to take into account one month's interest earnings at an assumed 3.00% annual interest rate; and
  Your policy value minus the periodic fees and charges due on that date, other than cost of insurance charges.

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Monthly cost of insurance rates are based on the insured person's age at issue, gender, risk class and amount of insurance coverage on the policy date and each date you increase your insurance coverage (a "segment date") and the segment year. They will not, however, be greater than the guaranteed cost of insurance rates shown in the policy, which are based on the 1980 Commissioner's Standard Ordinary Sex Distinct Mortality Tables. We will apply unisex rates where appropriate under the law. This currently includes policies issued in the state of Montana and policies issued to employers or employee organizations in connection with employment related insurance or benefit programs. The rates that apply to you will be set forth in your policy. See the Fees and Charges - Periodic Fees and Charges table on page 9 for the minimum and maximum cost of insurance rates and the rates for a representative insured person.

Separate cost of insurance rates apply to each segment of your insurance coverage and your adjustable term insurance rider. The maximum rates for the initial segment and each new segment of your insurance coverage will be printed in your policy schedule pages.

The cost of insurance charge varies from month to month because of changes in your net amount at risk, changes in your death benefit and the increasing age of the insured person. The net amount at risk is affected by the same factors that affect your policy value, namely:

  The net premium applied to your policy;
  The fees and charges we deduct;
  Any partial withdrawals you take;
  Interest earnings on the amounts allocated to the fixed account;
  Interest earned on amounts held in the loan account; and
  The investment performance of the funds underlying the sub-accounts of the variable account.

We calculate the net amount at risk separately for each segment of your insurance coverage. We allocate the net amount at risk to segments of the base death benefit in the same proportion that each segment has to the total base death benefit for all insurance coverage as of the monthly processing date.

There are no cost of insurance charges during the continuation of coverage period.
The cost of insurance charge compensates us for the ongoing costs of providing insurance coverage, including the expected cost of paying death benefit proceeds that may be more than your policy value.
Optional Rider Fees and Charges

There may be separate fees and charges for optional rider benefits. See the Fees and Charges - Optional Rider Fees and Charges table on page 10 and the Additional Insurance Benefits - Optional Rider Benefits section on page 27 for more information about the optional rider benefits and the applicable fees and charges.

Waiver and Reduction of Fees and Charges

We may waive or reduce any of the fees and charges under the policy, as well as the minimum amount of insurance coverage set forth in this prospectus. Any waiver or reduction will be based on expected economies that result in lower sales, administrative or mortality expenses.

Any variation in fees and charges will be based on differences in costs or services and our rules in effect at the time. We may change our rules from time to time, but we will not unfairly discriminate in any waiver or reduction.

Corporate Benefits - 21

Fund Fees and Expenses

A fund's fees and expenses are set by the fund and may change from year to year. They are deducted from the fund's assets and are not direct charges against a sub-account's assets or policy values. Rather, they are included when each underlying fund computes its net asset value, which is the share price used to calculate the unit values of the sub-accounts. See the Fees and Charges - Fund Fees and Expenses table on page 10 for the minimum and maximum total annual fund expenses of the funds available through the policy. See also Appendix B for each fund's total annual fund expenses.

For a more complete description of the funds' fees and expenses, review each fund's prospectus.

Each of the funds or their affiliates pays us compensation for recordkeeping, administration or other services. The amount of compensation is usually based on the aggregate assets of the fund from policies that we issue or administer. Some funds or their affiliates pay us more than others and some of the amounts we receive may be significant.

Death Benefits
In the policy the amount of insurance coverage you select is referred to as the "Face Amount."

You decide the amount of life insurance protection you need, now and in the future. Generally, we require a minimum of $50,000 total insurance coverage to issue your policy. We may lower this minimum for certain group, sponsored or corporate purchasers. The amount of insurance coverage in effect on your policy date is your initial coverage segment.

You can combine the long-term advantages of permanent life insurance with the flexibility and short-term advantages of term life insurance through the policy. The base policy provides the permanent element of your coverage. The adjustable term insurance rider provides the term insurance element of your coverage.

It may be to your economic advantage to include part of your insurance coverage under the adjustable term insurance rider. The adjustable term insurance rider has no cash value, however, and provides no growth potential. Both the cost of insurance under the term insurance rider and the cost of insurance under the base policy are deducted monthly from your policy value and generally increase with the age of the insured person.

Changes in the Amount of Your Insurance Coverage

Subject to certain limitations, you may change the amount of your insurance coverage after the first policy year (first monthly processing date for an increase). The change will be effective on the next monthly processing date after we receive your written request.

There may be underwriting or other requirements that must be met before we will approve a change. After we approve your request to change the amount of insurance coverage under the policy, we will send a new policy schedule page to you. You should attach it to your policy. We may ask you to return your policy to our customer service center so that we can make this change for you.

Changes in the amount of your insurance coverage must be for at least $1,000.
A requested increase in basic insurance coverage will cause a new coverage segment to be created. Once we create a new segment, it is permanent unless law requires differently.

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Each new segment will have:
A new sales charge; New cost of insurance charges, guaranteed and current; A new incontestability period; A new suicide exclusion period; and A new target premium.

If a death benefit option change causes the amount of basic insurance coverage to increase, no new segment is created. Instead, the size of each existing segment(s) is (are) changed. If it causes the amount of basic insurance coverage to decrease, each segment is decreased.

In determining the net amount at risk for each coverage segment we allocate the net amount at risk among the basic coverage segments in the same proportion that each segment bears to the total amount of basic insurance coverage.

You may not decrease the amount of your insurance coverage below the minimum we require to issue you a policy. Decreases in insurance coverage may result in:
Reduced target premium amounts; and Reduced cost of insurance charges.

Requested reductions in the amount of insurance coverage will first decrease your total insurance coverage amount. We decrease your basic insurance coverage amount only after your adjustable term insurance rider coverage is reduced to zero. If you have more than one segment, we divide decreases in basic coverage among your coverage segments pro rata unless law requires differently.

We reserve the right to not approve a requested change in your insurance coverage that would disqualify your policy as life insurance under Section 7702 of the Internal Revenue Code. In addition, we may refuse to approve a requested change in your insurance coverage that would cause your policy to become a modified endowment contract under Section 7702A of the Internal Revenue Code without your prior written acknowledgment accepting your policy as a modified endowment contract. Decreasing the amount of insurance coverage under your policy could cause your policy to be considered a modified endowment contract. If this happens, prior and subsequent distributions from the policy (including loans) may be subject to adverse tax treatment. You should consult a tax adviser before changing your amount of insurance coverage. See Distributions Other than Death Benefits - Modified Endowment Contracts, page 41.

Continuation of Coverage

The continuation of coverage feature automatically continues your insurance coverage in force for the period beyond the policy anniversary nearest the insured person's 100th birthday (the "continuation of coverage period"), unless prohibited by state law. If you do not surrender your policy before this date, on this date:

  The amount of your total insurance coverage becomes your basic insurance coverage amount;
  Death benefit options 2 and 3 are converted to death benefit option 1, if applicable;
  All riders are terminated;
  Your net policy value is transferred into the fixed account and subsequent transfers into the sub-accounts are not allowed; and
  Dollar cost averaging and automatic rebalancing programs are terminated.

Your insurance coverage continues in force until the death of the insured person, unless the policy lapses or is surrendered. However:
We accept no further premium payments; Your monthly charges cease; and We deduct no further fees and charges except transaction fees and charges, if applicable.

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Partial withdrawals and loans are allowed during the continuation of coverage period. If you have an outstanding loan, interest continues to accrue. If you fail to make sufficient loan or loan interest payments, it is possible that the outstanding loan amount plus accrued loan interest may become greater than your policy value and cause your policy to lapse. To avoid lapse, you may repay the loan and loan interest during the continuation of coverage period.

If you wish to stop coverage during the continuation of coverage period, you may surrender your policy and receive the net policy value. All other normal consequences of surrender apply. See Termination of Coverage - Surrender, page 37.

The continuation of coverage feature is not available in all states. If a state has approved this feature, it is automatic under your policy. In certain states the death benefit during the continuation of coverage period is the net policy value. Contact your agent/registered representative or our customer service center to find out if this feature is available in your state and which type of death benefit applies in your state.

The tax consequences of coverage continuing beyond the insured person's 100th birthday are uncertain. You should consult a tax adviser as to those consequences. See Other Tax Matters - Continuation of a Policy Beyond Age 100, page 43.

Death Benefit Qualification Test

The death benefit proceeds are generally not subject to federal income tax if your policy continues to meet the federal income tax definition of life insurance. Your policy will meet this definition of life insurance provided that it meets the requirements of the cash value accumulation test.

Cash Value Accumulation Test. The cash value accumulation test requires a policy's surrender value not to exceed the net single premium necessary to fund the policy's future benefits. Under the cash value accumulation test, there is generally no limit to the amount that may be paid in premiums as long as there is enough death benefit in relation to policy value at all times. The death benefit at all times must be at least equal to an actuarially determined factor, depending on the insured person's age and gender at any point in time, multiplied by the policy value. A description of how the cash value accumulation test factors are determined can be found in Appendix A to this prospectus.

Death Benefit Options

There are three death benefit options available under the policy. You choose the option you want when you apply for the policy. You may change that choice after the first monthly processing date and before age 100.

Option 1. Under death benefit option 1, the base death benefit is the greater of:
  The amount of basic insurance coverage in effect on the date of the insured person's death; or
  Your policy value on the date of the insured person's death multiplied by the appropriate factor from the definition of life insurance factors described in Appendix A.

Under this option your base death benefit will remain level unless your policy value multiplied by the appropriate factor described in Appendix A exceeds the amount of your basic insurance coverage. In this case, your death benefit will vary as the policy value varies.

With option 1, positive investment performance generally reduces your net amount at risk, which lowers your policy's cost of insurance charge. Option 1 also offers insurance coverage at a set amount with potentially lower cost of insurance charges over time.

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Option 2. Under death benefit option 2, the base death benefit is the greater of:
  The amount of basic insurance coverage in effect on the date of the insured person's death plus your policy value; or
  Your policy value on the date of the insured person's death multiplied by the appropriate factor from the definition of life insurance factors described in Appendix A.

Under this option your base death benefit will vary as the policy value varies and investment performance is reflected in your insurance coverage.
Option 2 is not available after age 100. If option 2 is in effect at age 100, it automatically converts to death benefit option 1. See Death Benefits - Continuation of Coverage, page 23.
Option 3. Under death benefit option 3, the base death benefit is the greater of:
  The amount of basic insurance coverage in effect on the date of the insured person's death plus premiums paid minus withdrawals taken; or
  Your policy value on the date of the insured person's death multiplied by the appropriate factor from the definition of life insurance factors described in Appendix A.

Under this option your base death benefit will vary as you pay premiums and take withdrawals or if your policy value multiplied by the appropriate factor described in Appendix A exceeds the amount of basic insurance coverage plus premiums paid minus withdrawals taken.

Option 3 may be chosen only before your policy is issued. Option 3 is not available after age 100. If option 3 is in effect at age 100, it automatically converts to death benefit option 1. See Death Benefits - Continuation of Coverage, page 23.

Which Death Benefit Option to Choose. If you are satisfied with the amount of your basic insurance coverage and prefer to have premium payments and favorable investment performance reflected to the maximum extent in the policy value and lower cost of insurance charges, you should choose death benefit option 1. If you prefer to have premium payments and favorable investment performance reflected partly in the form of an increasing death benefit, you should choose death benefit option 2. If you require a specific death benefit which would include a return of the premium paid, death benefit option 3 may best meet your needs.

Changing Death Benefit Options. On or after the first monthly processing date and before age 100 you may change death benefit options as described below. We may require evidence of insurability under our normal rules of underwriting for some death benefit option changes.

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Changing your death benefit option may reduce or increase your basic and total insurance coverage amounts but it will not change the amount of your base and total death benefits. We may not approve a death benefit option change if it reduces the amount of insurance coverage below the minimum we require to issue your policy. The following death benefit option changes are allowed, and on the effective date of the change the amount of your basic insurance coverage will change as follows:

Change From:	Change To:	Basic Insurance Coverage Following the Change:
Option 1	Option 2	Your basic insurance coverage before the change minus your policy value as of the effective date of the change.
Option 2	Option 1	Your basic insurance coverage before the change plus your policy value as of the effective date of the change.
Option 3	Option 1	Your basic insurance coverage before the change plus the sum of all premium payments we have received minus all partial withdrawals you have taken as of the effective date of the change.
Your death benefit option change is effective on your next monthly processing date after we approve it.

After we approve your request, we send a new policy schedule page to you. You should attach it to your policy. We may ask you to return your policy to our customer service center so that we can make this change for you.

If a death benefit option change causes the amount of insurance coverage to change, no new coverage segment(s) is (are) created. Instead, the size of each existing segment(s) is (are) changed. If you change death benefit options, there is no change to the amount of term insurance if you have the adjustable term insurance rider. See Optional Rider Benefits - Adjustable Term Insurance Rider, page 27.

Changing your death benefit option may have tax consequences. You should consult a tax adviser before making changes.
Death Benefit Proceeds

After the insured person's death, if your policy is in force we pay the death benefit proceeds to the beneficiaries. The beneficiaries are the people you name to receive the death benefit proceeds from your policy. The death benefit proceeds are equal to:

  Your base death benefit; plus
  The amount of any rider benefits; minus
  Any outstanding loan amount plus accrued loan interest; minus
  Any outstanding fees and charges incurred before the insured person's death.

The death benefit is calculated as of the date of the insured person's death and will vary depending on the death benefit option you have chosen.

26 - Corporate Benefits

Additional Insurance Benefits
Your policy may include additional insurance benefits, attached by rider. There are two types of riders:
Those that provide optional benefits that you must select before they are effective; and Those that automatically come with the policy.

The following information does not include all of the terms and conditions of each rider, and you should refer to the rider to fully understand its benefits and limitations. We may offer riders not listed here. Not all riders may be available under your policy. Contact your agent/registered representative for a list of riders and their availability.

Optional Rider Benefits

The following rider has an additional cost, but you may cancel it at any time. Adding or canceling this rider may have tax consequences. See Distributions Other than Death Benefits - Modified Endowment Contracts, page 41.

Adjustable Term Insurance Rider. You may increase the amount of your total insurance coverage under the policy by adding coverage under the adjustable term insurance rider. This rider allows you to schedule the pattern of insurance coverage appropriate for your anticipated needs. As the name suggests, the adjustable term insurance rider adjusts over time to maintain your desired level of coverage.

In the policy "basic insurance coverage" or "basic coverage" is referred to as the "Stated Death Benefit"; the "total insurance coverage" or "total coverage" is referred to as the "Target Death Benefit."

You specify your amount of total insurance coverage when you apply for this rider. The amount of total coverage can be level for the life of your policy or can be scheduled to change at the beginning of a selected policy year(s).

Generally, the minimum amount of total insurance coverage under a policy is $50,000. The minimum amount of insurance coverage under the adjustable term insurance rider is $1,000.

The adjustable term insurance rider benefit is the difference between the amount of your total death benefit and your base death benefit, but not less than zero. The rider's benefit automatically adjusts daily as your base death benefit changes. Your death benefit proceeds depend on which death benefit option is in effect.

Under death benefit option 1, the total death benefit is the greater of:
The amount of total insurance coverage you have selected; or Your policy value multiplied by the appropriate factor from the definition of life insurance factors described in Appendix A.
Under death benefit option 2, the total death benefit is the greater of:
  The amount of total insurance coverage you have selected plus your policy value; or
  Your policy value multiplied by the appropriate factor from the definition of life insurance factors described in Appendix A.

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Under death benefit option 3, the total death benefit is the greater of:
  The amount of total insurance coverage you have selected plus the sum of the premium payments we have received minus partial withdrawals you have taken; or
  Your policy value multiplied by the appropriate factor from the definition of life insurance factors described in Appendix A.

For example, under death benefit option 1, assume your base death benefit changes as a result of a change in your policy value. The adjustable term insurance rider adjusts to provide death benefit proceeds equal to your total insurance coverage in each year:

Base Death Benefit	Amount of Total Insurance Coverage	Adjustable Term Insurance Benefit
$201,500	$250,000	$48,500
$202,500	$250,000	$47,500
$202,250	$250,000	$47,750

It is possible that the amount of your adjustable term insurance may be zero if your base death benefit increases enough. Using the same example, if the base death benefit under your policy grew to $250,000 or more, the adjustable term insurance benefit would be zero.

Even when the adjustable term insurance benefit is reduced to zero, your rider remains in effect until you remove it from your policy. Therefore, if later the base death benefit drops below the amount of your total insurance coverage, the adjustable term insurance rider coverage reappears to maintain the amount of your total insurance coverage.

You may change the amount of your total insurance coverage, according to our rules. See Death Benefits - Changes in the Amount of Your Insurance Coverage, page 22.
We may deny future, scheduled increases to the amount of your total insurance coverage if you cancel a scheduled change or if you ask for an unscheduled decrease in your total coverage.

Partial withdrawals, changes from death benefit option 1 to option 2, and decreases in the amount of your basic insurance coverage may reduce the amount of your total insurance coverage. See Special Features and Benefits - Partial Withdrawals, page 35; and Death Benefits - Changes in the Amount of Your Insurance Coverage, page 22.

There is no defined premium for a given amount of adjustable term insurance benefit. Instead, we deduct a separate monthly cost of insurance charge from your policy value. The cost of insurance for this rider is calculated as the monthly cost of insurance rate for the rider benefit multiplied by the amount of adjustable term insurance benefit in effect at the monthly processing date. The cost of insurance rates are determined by us from time to time. They are based on the issue age, gender and risk class of the insured person, as well as the length of time since your policy date. See the Fees and Charges - Optional Rider Fees and Charges table on page 10 for the minimum rates, maximum rates and the rates for a representative insured person.

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The only charge for this rider is the cost of insurance charge. The total charges that you pay may be more or less if you have some coverage under an adjustable term insurance rider rather than just basic insurance coverage. There are no sales charges for this coverage.

If the total insurance coverage is increased by you after the adjustable term insurance rider is issued, we use the same cost of insurance rate schedule for the entire coverage for this rider. These rates are based on the original premium class even though satisfactory new evidence of insurability is required for the increased schedule. Although the maximum cost of insurance rates for this rider are greater than the maximum cost of insurance rates for the basic insurance coverage, the current rates for this rider may be lower than current cost of insurance rates for the basic insurance coverage. See Periodic Fees and Charges - Cost of Insurance, page 20.

Not all policy features apply to the adjustable term insurance rider. The rider does not contribute to the policy value nor to the surrender value. It does not affect investment performance and cannot be used for a loan. The adjustable term insurance rider provides benefits only at the insured person's death.

Automatic Rider Benefit
The following rider benefit comes with your policy automatically. Exercising this benefit may have tax consequences. See Other Tax Matters - Accelerated Death Benefit Rider, page 42.

Accelerated Death Benefit Rider. Under certain circumstances, the accelerated death benefit rider allows you to accelerate payment of the death benefit that we otherwise would pay upon the insured person's death. Generally, we will provide an accelerated benefit under this rider if the insured person has a terminal illness that will result in his or her death within 12 months, as certified by a physician. The accelerated benefit will be the lesser of 75% of the amount that would be payable at the death of the insured person or $1 million. The accelerated benefit will first be used to pay off any outstanding loans and loan interest due. The remainder of the accelerated benefit will be paid to you in a lump sum. There is no charge for this rider.

Consider the following factors when deciding whether to accelerate the death benefit under this rider:
  Receipt of an accelerated payment under this rider reduces the policy's death benefit, surrender value and rider benefits by the percentage of eligible coverage that is accelerated. For example, if the accelerated payment is 75% of the eligible coverage, the new death benefit will be 25% of the death benefit proceeds just prior to acceleration;
  Accelerating the death benefit will not affect the amount of premium payable on the policy;
  No loans are permitted after this rider is exercised; and
  There may be tax consequences to requesting payment under this rider, and you should consult with a competent tax adviser for further information.

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Certain limitations and restrictions are described in the rider. Additionally, the benefit may vary by state. You should consult your agent/registered representative as to whether and to what extent the rider is available in your particular state and on any particular policy.

In the policy the "policy value" is referred to as the "Account Value"; the "fixed account value" is referred to as the "Account Value of the Guaranteed Interest Division"; the "variable account value" is referred to as the "Account Value of the Investment Options of the Separate Account"; and the "loan account value" is referred to as the "Account Value of the Loan Division."

Policy Value
Your policy value equals the sum of your fixed account, variable account and loan account values. Your policy value reflects:
  The net premium applied to your policy;
  The fees and charges that we deduct;
  Any partial withdrawals you take;
  Interest earned on amounts allocated to the fixed account;
  The investment performance of the funds underlying the sub-accounts of the variable account; and
  Interest earned on amounts held in the loan account.

Fixed Account Value

Your fixed account value equals the net premium you allocate to the fixed account, plus interest earned, minus amounts you transfer out or withdraw. It may be reduced by fees and charges assessed against your policy value. See The Investment Options - The Fixed Account, page 12.

Variable Account Value
Your variable account value equals your policy value attributable to amounts invested in the sub-accounts of the variable account.

Determining Values in the Sub-Accounts. The value of the amounts invested in the sub-accounts are measured by accumulation units and accumulation unit values. The value of each sub-account is the accumulation unit value for that sub-account multiplied by the number of accumulation units you own in that sub-account. Each sub-account has a different accumulation unit value.

The accumulation unit value is the value determined on each valuation date. The accumulation unit value of each sub-account varies with the investment performance of its underlying fund. It reflects:
Investment income; Realized and unrealized gains and losses; Fund expenses; and Taxes, if any.

A valuation date is a date on which a fund values its shares and the New York Stock Exchange is open for business, except for days on which valuations are suspended by the SEC. Each valuation date ends at 4:00 p.m. Eastern time.

You purchase accumulation units when you allocate premium or make transfers to a sub-account, including transfers from the loan account.

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We redeem accumulation units:
  When amounts are transferred from a sub-account (including transfers to the loan account);
  For the monthly deduction of the periodic fees and charges from your policy value;
  For policy transaction fees;
  When you take a partial withdrawal;
  If you surrender your policy; and
  To pay the death benefit proceeds.

To calculate the number of accumulation units purchased or sold we divide the dollar amount of your transaction by the accumulation unit value for the sub-account calculated at the close of business on the valuation date of the transaction.

The date of a transaction is the date we receive your premium or transaction request at our customer service center, so long as the date of receipt is a valuation date. We use the accumulation unit value which is next calculated after we receive your premium or transaction request and we use the number of accumulation units attributable to your policy on the date of receipt.

We deduct the periodic fees and charges each month from your policy value on the monthly processing date. If your monthly processing date is not a valuation date, the monthly deduction is processed on the next valuation date.

The value of amounts allocated to the sub-accounts goes up or down depending on investment performance of the corresponding funds. There is no guaranteed minimum value of amounts invested in the sub-accounts of the variable account.

How We Calculate Accumulation Unit Values. We determine the accumulation unit value for each sub-account on each valuation date.
We generally set the accumulation unit value for a sub-account at $10 when the sub-account is first opened. After that, the accumulation unit value on any valuation date is:
The accumulation unit value for the preceding valuation date, multiplied by The sub-account's accumulation experience factor for the valuation period.
Every valuation period begins at 4:00 p.m. Eastern time on a valuation date and ends at 4:00 p.m. Eastern time on the next valuation date.
We calculate an accumulation experience factor for each sub-account every valuation date as follows:
  We take the net asset value of the underlying fund shares as reported to us by the fund managers as of the close of business on that valuation date;
  We add dividends or capital gain distributions declared and reinvested by the fund during the current valuation period;
  We subtract a charge for taxes, if applicable; and
  We divide the resulting amount by the net asset value of the shares of the underlying fund at the close of business on the previous valuation date.

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Loan Account Value
In the policy the "loan account" is referred to as the "Loan Division."

When you take a loan from your policy we transfer an amount equal to your loan to the loan account as collateral for your loan. The loan account is part of our general account and we credit interest to the amount held in the loan account. Your loan account value is equal to your outstanding loan amount plus accrued interest on the loan account. See Special Features and Benefits - Loans, page 32.

Special Features and Benefits
Loans

You may borrow money from us at any time after the first policy month, by using your policy as collateral for the loan. Unless state law requires otherwise, a new loan amount must be at least $100 and the maximum amount you may borrow is limited to the net policy value of your policy minus the monthly periodic fees and charges to your next policy anniversary or the monthly periodic fees and charges for the next thirteen months if you take a loan within thirty days before your next policy anniversary.

Your loan request must be directed to our customer service center. When you request a loan you may specify the investment options from which the loan collateral will be taken. If you do not specify the investment options, the loan collateral will be taken proportionately from each active investment option you have, including the fixed account.

If you request an additional loan, we add the new loan amount to your existing loan. This way, there is only one loan outstanding on your policy at any time.

Loan Interest. We credit amounts held in the loan account with interest at an annual rate of 3.00%. Interest which we credit to the loan account becomes part of your loan account value until the next policy anniversary when it is transferred to the investment options according to your most recent allocation instructions.

We also charge interest on loans you take. The annual interest rate charged is 3.25%. Interest accrues daily but is due in arrears on each policy anniversary. If you do not pay the interest when it is due, we add it to your loan amount.

Loan Repayment. You may repay your loan at any time. We assume that payments you make, other than scheduled premium payments, are loan repayments. You must tell us if you want unscheduled payments to be premium payments.

When you make a loan repayment, we transfer an amount equal to your payment from the loan account to the sub-accounts and fixed account in the same proportion as your current premium allocation, unless you tell us otherwise.

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Effects of a Loan. Using your policy as collateral for a loan will effect your policy in various ways. You should carefully consider the following before taking a loan:
  If you do not make loan repayments your policy could lapse if your loan amount plus accrued interest is greater than your policy value;
  Taking a loan reduces your opportunity to participate in the investment performance of the sub-accounts and the interest guarantees of the fixed account;
  Accruing loan interest will change your policy value as compared to what it would have been if you did not take a loan;
  Even if you repay your loan, it will have a permanent effect on your policy value;
  If you use the continuation of coverage feature and you have a loan, loan interest continues to accrue and could cause your policy to lapse;
  If you do not repay your loan we will deduct any outstanding loan amount plus accrued loan interest from amounts payable under the policy; and
  Loans may have tax consequences and if your policy lapses with a loan outstanding, you may have further tax consequences. See TAX CONSIDERATIONS - Distributions Other than Death Benefits, page 40.

Transfers

You currently may make an unlimited number of transfers of your variable account value between the sub-accounts and to the fixed account. Transfers are subject to any conditions that we or the funds whose shares are involved may impose, including:

  If your state requires a refund of premium during the free look period, you may not make transfers until after your free look period ends;
  The minimum amount you may transfer is $100;
  If the amount remaining in the investment option after a transfer will be less than $100, we will transfer the entire amount; and
  We may limit the number of transfers or restrict or refuse transfers because of excessive trading, as described below.

Any conditions or limits we impose on transfers between the sub-accounts or to the fixed account will generally apply equally to all policy owners. However, we may impose different conditions or limits on third parties acting on behalf of policy owners, such as market timing services.

Transfers from the fixed account to the sub-accounts of the variable account may be made only during the first 30 days of each policy year and are limited to the greater of:
25% of your fixed account value at the time of the first such transfer in a policy year; The sum of the amounts transferred and withdrawn from the fixed account during the prior policy year; or $100.

We reserve the right to liberalize these restrictions on transfers from the fixed account, depending on market conditions. Any such liberalization will generally apply equally to all policy owners. However, we may impose different restrictions on third parties acting on behalf of policy owners, such as market timing services.

We process all transfers and determine all values in connection with transfers on the valuation date we receive your request, except as described below for the dollar cost averaging or automatic rebalancing programs.

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Dollar Cost Averaging. Anytime you have at least $10,000 invested in the sub-accounts which invest in either the ING Liquid Asset Portfolio or the ING Limited Maturity Bond Portfolio (the "source sub-account"), you may elect dollar cost averaging. There is no charge for this feature.

Dollar cost averaging is a long-term investment program through which you direct us to automatically transfer at regular intervals a specific dollar amount or percentage of sub-account value from the source sub-account to one or more of the other sub-accounts. We do not permit transfers to the fixed account or the loan account under this program. You may request that the dollar cost averaging transfers occur on a monthly, quarterly, semi-annual or annual basis.

This systematic plan of transferring policy values is intended to help reduce the risk of investing too much when the price of a fund's shares is high. It also helps reduce the risk of investing too little when the price of a fund's shares is low. Because you transfer the same dollar amount to the sub-accounts each period, you purchase more units when the unit value is low and you purchase fewer units when the unit value is high.

You may add dollar cost averaging to your policy at any time. The first dollar cost averaging date must be at least one day after we receive your dollar cost averaging request. If your state requires a refund of all premium received during the free look period, dollar cost averaging begins after the end of your free look period.

You may have both dollar cost averaging and automatic rebalancing at the same time. However, your dollar cost averaging source sub-account cannot be included in your automatic rebalancing program.
Dollar cost averaging does not assure a profit nor does it protect you against a loss in a declining market.

You may discontinue your dollar cost averaging program at any time. We reserve the right to discontinue, modify or suspend this program, and dollar cost averaging will automatically terminate on the date:

  You specify;
  Your balance in the source sub-accounts reaches a dollar amount you set; or
  Your balance in the source sub-accounts is equal to or less than the amount to be transferred. In this situation we will transfer the entire balance of the source sub-accounts to the other sub-accounts you have selected.

Automatic Rebalancing. Automatic rebalancing is a program for simplifying the process of asset allocation and maintaining a consistent allocation of your variable and fixed account values among your chosen investment options. There is no charge for this feature.

If you elect automatic rebalancing, we periodically transfer amounts among the investment options to match the asset allocation percentages you have chosen. This action rebalances the amounts in the investment options that do not match your set allocation percentages. This mismatch can happen if an investment option outperforms another investment option over the time period between automatic rebalancing transfers.

Automatic rebalancing may occur on the same day of the month on a monthly, quarterly, semi-annual or annual basis. If you do not specify a frequency, automatic rebalancing will occur quarterly.

The first transfer occurs on the date you select (after your free look period if your state requires return of premium during the free look period). If you do not request a date, processing is on the last valuation date of the calendar quarter in which we receive your request.

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You may have both automatic rebalancing and dollar cost averaging at the same time. However, the source sub-accounts for your dollar cost averaging program cannot be included in your automatic rebalancing program. You may not include the loan account.

Automatic rebalancing does not assure a profit nor does it protect you against a loss in a declining market.

You may change your allocation percentages for automatic rebalancing at any time. Your allocation change is effective on the valuation date that we receive it at our customer service center. If you reduce the amount allocated to the fixed account, it is considered a transfer from that account. You must meet the requirements for the maximum transfer amount and time limitations on transfers from the fixed account.

You may discontinue your automatic rebalancing program at any time. We reserve the right to discontinue, modify or suspend this program.
Excessive Trading. Excessive trading activity can disrupt fund management strategies and increase fund expenses through:
  Increased trading and transaction costs;
  Forced and unplanned portfolio turnover;
  Lost opportunity costs; and
  Large asset swings that decrease the fund's ability to provide maximum investment return to all policy owners.

In response to excessive trading, we may restrict or refuse transfers, or restrict or refuse transfers made through a fax machine, the internet or over the telephone, including transfers made by third-parties, such as market timing services, acting on behalf of policy owners. We will take such actions when we determine, in our sole discretion, that transfers are harmful to the funds or to policy owners as a whole.

We will notify you in writing if we restrict or refuse any transfer because we have determined it to be harmful to the funds or policy owners as a whole.

Conversion to a Guaranteed Policy. During the first two policy years you may permanently convert your policy to a guaranteed policy, unless state law requires differently. If you elect to make this change, unless state law requires that we issue to you a new guaranteed policy, we will permanently transfer the amounts you have invested in the sub-accounts of the variable account to the fixed account and allocate all future net premium to the fixed account. After you exercise this right you may not allocate future premium payments or make transfers to the sub-accounts of the variable account. We do not charge for this change. Contact our customer service center or your agent/registered representative for information about the conversion rights available in your state.

Partial Withdrawals

Beginning in the second policy year (or the first policy year for "in corridor" policies) you may withdraw part of your policy's surrender value. Twelve partial withdrawals are currently allowed each policy year, and a partial withdrawal must be at least $100. The maximum partial withdrawal you may take is the amount which leaves $500 as your net policy value (or for in corridor policies during the first policy year, the amount that would cause your policy to no longer qualify as "in corridor"). If your withdrawal request is for more than the maximum, we will require you to surrender your policy or reduce the amount of the withdrawal.

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A policy is "in corridor" if:
  Under death benefit option 1, your policy value multiplied by the appropriate factor from the definition of life insurance factors described in Appendix A is greater than the amount of your basic insurance coverage;
  Under death benefit option 2, your policy value multiplied by the appropriate factor from the definition of life insurance factors described in Appendix A is greater than your basic insurance coverage plus your policy value; and
  Under death benefit option 3, your policy value multiplied by the appropriate factor from the definition of life insurance factors described in Appendix A is greater than your basic insurance coverage plus the sum of your premium payments minus partial withdrawals.

We charge a partial withdrawal fee of 2.00% of the amount withdrawn, up to $25 for each partial withdrawal. See Transaction Fees and Charges - Partial Withdrawal Fee, page 18.

Unless you specify a different allocation, we will take partial withdrawals from the fixed account and the sub-accounts of the variable account in the same proportion that your value in each has to your net policy value immediately before the withdrawal. We will determine these proportions at the end of the valuation period during which we receive your partial withdrawal request. However, amounts withdrawn from the fixed account may not exceed the amount of the total withdrawal multiplied by the ratio of your policy value in the fixed account to your net policy value immediately before the partial withdrawal.

Effects of a Partial Withdrawal. We will reduce your policy value by the amount of a partial withdrawal and the partial withdrawal fee.
Under death benefit option 1, a partial withdrawal will reduce the amount of your basic insurance coverage by the amount of a partial withdrawal unless:
  No more than fifteen years have passed since your policy date;
  The insured person is younger than age 81; and
  The amount of the partial withdrawal is less than the greater of 10% of your policy value or 5% of the amount of your basic insurance coverage.

Any amount withdrawn in excess of the greater of 10% of your policy value or 5% of the amount of your basic insurance coverage will reduce the amount of your basic insurance coverage by that excess amount.

Under death benefit option 2, a partial withdrawal will not reduce the amount of your basic insurance coverage.

Under death benefit option 3, a partial withdrawal will reduce the amount of your basic insurance coverage by the amount of a partial withdrawal in excess of the total premium we have received from you minus the sum of all your prior partial withdrawals.

Under death benefit option 3 if a partial withdrawal is more than the total premium we have received from you minus the sum of all your prior partial withdrawals, a two step process is used:
  First, your withdrawal of the amount that makes the premium received minus all partial withdrawals equal to zero is taken, and
  Second, the excess withdrawal amount which you requested will reduce the amount of basic insurance coverage if:

  The excess amount is greater than 10% of your policy value after step "1" above; or
  The excess amount is greater than 5% of your basic insurance coverage; and
  More than fifteen years have passed since your policy date; and
  The insured person is older than age 81.

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If a partial withdrawal reduces the amount of basic insurance coverage, the total amount of insurance coverage will also be reduced for the current year and all future years by an equal amount. Therefore, a partial withdrawal can affect the amount of pure insurance protection under the policy.

We will not allow a partial withdrawal if the amount of total insurance coverage after the withdrawal would be less than $50,000.
A reduction in the amount of basic insurance coverage as a result of a partial withdrawal will be pro-rated among the existing coverage segments, unless state law requires otherwise.
A partial withdrawal may have adverse tax consequences depending on the circumstances. See TAX CONSIDERATIONS - Tax Status of the Policy, page 39.
Termination of Coverage
Your insurance coverage will continue under the policy until you surrender your policy or it lapses.
Surrender

You may surrender your policy for its surrender value at any time after the free look period while the insured person is alive. Your surrender value is your policy value minus any outstanding loan amount and accrued loan interest.

		In the policy the "surrender value" is referred to as the "Net Cash Surrender Value."
You may take your surrender value in other than one payment.

We compute your surrender value as of the valuation date we receive your written surrender request and policy (or lost policy form) at our customer service center. All insurance coverage ends on the date we receive your surrender request and policy.

Surrender Value Enhancement. If your policy was issued on or after June 1, 2001 and you surrender your policy during the first eight policy years, you may receive an enhancement to your surrender value. This enhancement is not guaranteed and is not available if your surrender is made as part of a Section 1035 exchange.

The enhancement to your surrender value is:
  The total premium received that was not the result of a Section 1035 exchange; minus
  The sum of all partial withdrawals; multiplied
  By a factor based on the length of time elapsed since your policy date, taken from the table below:

Policy Year	Enhancement Factor
1	5.000%
2	4.375%
3	3.750%
4	3.125%
5	2.500%
6	1.875%
7	1.250%
8	0.625%
9+	0.000%

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Surrender of your policy may have adverse tax consequences. See TAX CONSIDERATIONS - Distributions Other than Death Benefits, page 40.
Lapse
Your policy will not lapse and your insurance coverage under the policy will continue if on any monthly processing date:
  Your net policy value is enough to pay the periodic fees and charges when due; or
  During the continuation of coverage period, your policy value exceeds your outstanding loan amount plus accrued loan interest.

Grace Period. If on a monthly processing date you do not meet any of these conditions, your policy will enter the 61-day grace period during which you must make a sufficient premium payment to avoid having your policy lapse and insurance coverage terminate.

We will notify you that your policy is in a grace period at least 30 days before it ends. We will send this notice to you (or a person to whom you have assigned your policy) at your last known address in our records. We will notify you of the premium payment necessary to prevent your policy from lapsing. This amount generally equals the past due charges, plus the estimated periodic fees and charges and charges of any optional rider benefits for the next two months. If we receive payment of the required amount before the end of the grace period, we apply it to your policy in the same manner as your other premium payments, then we deduct the overdue amounts from your policy value.

If you do not pay the full amount within the 61-day grace period, your policy and its riders lapse without value. We withdraw your remaining variable and fixed account values, deduct amounts you owe us and inform you that your coverage has ended.

If the insured person dies during the grace period we pay death benefit proceeds to your beneficiaries with reductions for your outstanding loan amount, accrued loan interest and periodic fees and charges owed.

If your policy lapses, any distribution of policy value may be subject to current taxation. See TAX CONSIDERATIONS - Distributions Other than Death Benefits, page 40.
Reinstatement

Reinstatement means putting a lapsed policy back in force. You may reinstate a lapsed policy and its riders by written request any time within five years after it has lapsed. A policy that was surrendered may not be reinstated.

To reinstate the policy and the adjustable term insurance rider, if attached to your policy, you must submit evidence of insurability satisfactory to us and pay a premium large enough to keep the policy and adjustable term insurance rider in force during the grace period and for at least two months after reinstatement. If you had a loan existing when coverage lapsed, we will reinstate it with accrued loan interest to the date of the lapse.

A policy that is reinstated more than 90 days after lapsing may be classified as a modified endowment contract for tax purposes. See Distributions Other Than Death Benefits - Modified Endowment Contracts, page 41.

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TAX CONSIDERATIONS

The following summary provides a general description of the federal income tax considerations associated with the policy and does not purport to be complete or to cover federal estate, gift and generation-skipping tax implications, state and local taxes or other tax situations. This discussion is not intended as tax advice. Counsel or other competent tax advisers should be consulted for more complete information. This discussion is based upon our understanding of the present federal income tax laws. No representation is made as to the likelihood of continuation of the present federal income tax laws or as to how they may be interpreted by the Internal Revenue Service ("IRS").

The following discussion generally assumes that the policy will qualify as a life insurance contract for federal tax purposes.
Tax Status of the Company

We are taxed as a life insurance company under the Internal Revenue Code. The variable account is not a separate entity from us. Therefore, it is not taxed separately as a "regulated investment company," but is taxed as part of the company. We automatically apply investment income and capital gains attributable to the separate account to increase reserves under the policy. Because of this, under existing federal tax law we believe that any such income and gains will not be taxed to us. In addition, any foreign tax credits attributable to the separate account will first be used to reduce any income taxes imposed on the variable account before being used by the company.

We do not expect that we will incur any federal income tax liability attributable to the variable account and we do not intend to make provisions for any such taxes. However, if changes in the federal tax laws or their interpretation result in our being taxed on income or gains attributable to the variable account, then we may impose a charge against the variable account (with respect to some or all of the policies) to set aside provisions to pay such taxes.

Tax Status of the Policy

This policy is designed to qualify as a life insurance contract under the Internal Revenue Code. All terms and provisions of the policy shall be construed in a manner which is consistent with that design. In order to qualify as a life insurance contract for federal income tax purposes and to receive the tax treatment normally accorded life insurance contracts under federal tax law, a policy must satisfy certain requirements which are set forth in Section 7702 of the Internal Revenue Code. Specifically, the policy must meet the requirements of the cash value accumulation test. While there is very little guidance as to how these requirements are applied, we believe it is reasonable to conclude that our policies satisfy the applicable requirements. If it is subsequently determined that a policy does not satisfy the applicable requirements, we will take appropriate and reasonable steps to bring the policy into compliance with such requirements and we reserve the right to restrict policy transactions or modify your policy in order to do so.

We will at all times strive to assure that the policy meets the statutory definition which qualifies the policy as life insurance for federal income tax purposes. See TAX CONSIDERATIONS - Tax Treatment of Policy Death Benefits, page 40.

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Diversification and Investor Control Requirements

In addition to meeting the Internal Revenue Code Section 7702 tests, Internal Revenue Code Section 817(h) requires separate account investments, such as our variable account, to be adequately diversified. The Treasury has issued regulations which set the standards for measuring the adequacy of any diversification. To be adequately diversified, each sub-account must meet certain tests. If your variable life policy is not adequately diversified under these regulations, it is not treated as life insurance under Internal Revenue Code Section 7702. You would then be subject to federal income tax on your policy income as you earn it. Each sub-account's corresponding fund has represented that it will meet the diversification standards that apply to your policy.

In certain circumstances, owners of a variable life insurance policy have been considered, for federal income tax purposes , to be the owners of the assets of the separate account supporting their policies, due to their ability to exercise investment control over such assets. When this is the case, the policy owners have been currently taxed on income and gains attributable to the separate account assets.

Your ownership rights under your policy are similar to, but different in some ways from those described by the IRS in rulings in which it determined that policy owners are not owners of separate account assets. For example, you have additional flexibility in allocating your premium payments and in your policy values. These differences could result in the IRS treating you as the owner of a pro rata share of the variable account assets. We do not know what standards will be set forth in the future, if any, in Treasury regulations or rulings. We reserve the right to modify your policy, as necessary, to try to prevent you from being considered the owner of a pro rata share of the variable account assets, or to otherwise qualify your policy for favorable tax treatment.

Tax Treatment of Policy Death Benefits

We believe that the death benefit, or an accelerated death benefit, under a policy is generally excludable from the gross income of the beneficiary(ies) under Section 101(a)(1) of the Internal Revenue Code. However, there are exceptions to this general rule. Additionally, federal and local transfer, estate inheritance and other tax consequences of ownership or receipt of policy proceeds depend on the circumstances of each policy owner or beneficiary(ies). A tax adviser should be consulted about these consequences.

Distributions Other than Death Benefits

Generally, the policy owner will not be taxed on any of the policy value until there is a distribution. When distributions from a policy occur, or when loan amounts are taken from or secured by a policy, the tax consequences depend on whether or not the policy is a "modified endowment contract."

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Modified Endowment Contracts

Under the Internal Revenue Code, certain life insurance contracts are classified as "modified endowment contracts" and are given less favorable tax treatment than other life insurance contracts. Due to the flexibility of the policies as to premiums and benefits, the individual circumstances of each policy will determine whether or not it is classified as a modified endowment contract. The rules are too complex to be summarized here, but generally depend on the amount of premiums we receive during the first seven policy years. Certain changes in a policy after it is issued, such as reduction in benefits, could also cause it to be classified as a modified endowment contract. A current or prospective policy owner should consult with a competent adviser to determine whether or not a policy transaction will cause the policy to be classified as a modified endowment contract.

If a policy becomes a modified endowment contract, distributions that occur during the policy year will be taxed as distributions from a modified endowment contract. In addition, distributions from a policy within two years before it becomes a modified endowment contract will be taxed in this manner. This means that a distribution made from a policy that is not a modified endowment contract could later become taxable as a distribution from a modified endowment contract.

Additionally, all modified endowment contracts that are issued by us (or our affiliates) to the same policy owner during any calendar year are treated as one modified endowment contract for purposes of determining the amount includible in the policy owner's income when a taxable distribution occurs.

Once a policy is classified as a modified endowment contract, the following tax rules apply both prospectively and to any distributions made in the prior two years:
  All distributions other than death benefits, including distributions upon surrender and withdrawals, from a modified endowment contact will be treated first as distributions of gain taxable as ordinary income and as tax-free recovery of the policy owner's investment in the policy only after all gain has been distributed. The amount of gain in the policy will be equal to the difference between the policy's value and the investment in the policy;
  Loan amounts taken from or secured by a policy classified as a modified endowment contract, and also assignments or pledges of such a policy (or agreements to assign or pledge such a policy), are treated as distributions and taxed first as distributions of gain taxable as ordinary income and as tax-free recovery of the policy owner's investment in the policy only after all gain has been distributed; and
  A 10% additional income tax penalty may be imposed on the distribution amount subject to income tax. This tax penalty generally does not apply to distributions (a) made on or after the date on which the taxpayer attains age 59½, (b) which are attributable to the taxpayer's becoming disabled (as defined in the Internal Revenue Code), or (c) which are part of a series of substantially equal periodic payments (not less frequently than annually) made for the life (or life expectancy) of the taxpayer or the joint lives (or joint life expectancies) of the taxpayer and his or her beneficiary. Consult a tax adviser to determine whether or not you may be subject to this penalty tax.

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Policies That Are Not Modified Endowment Contracts

Distributions other than death benefits from a policy that is not classified as a modified endowment contract are generally treated first as a recovery of the policy owner's investment in the policy. Only after the recovery of all investment in the policy is there taxable income. However, certain distributions made in connection with policy benefit reductions during the first fifteen policy years may be treated in whole or in part as ordinary income subject to tax. Consult a tax adviser to determine whether or not any distributions made in connection with a reduction in policy benefits will be subject to tax.

Loan amounts from or secured by a policy that is not a modified endowment contract are generally not taxed as distributions. Finally, neither distributions from, nor loan amounts from or secured by, a policy that is not a modified endowment contract are subject to the 10% additional income tax.

Investment in the Policy

Your investment in the policy is generally the total of your aggregate premiums. When a distribution is taken from the policy, your investment in the policy is reduced by the amount of the distribution that is tax free.

Other Tax Matters
Policy Loans

In general, interest on a loan will not be deductible. A limited exception to this rule exists for certain interest paid in connection with certain "key person" insurance. You should consult a tax adviser to determine whether you qualify under this exception.

Moreover, the tax consequences associated with a preferred loan available in the policy are uncertain. Before taking out a loan, you should consult a tax adviser as to the tax consequences.

If a loan from a policy is outstanding when the policy is surrendered or lapses, then the amount of the outstanding indebtedness will be added to the amount treated as a distribution from the policy and will be taxed accordingly.

Accelerated Death Benefit Rider

We believe that payments under the accelerated death benefit rider should be fully excludable from the gross income of the beneficiary if the beneficiary is the insured under the policy. (See Automatic Rider Benefits - Accelerated Death Benefit Rider on page 29 for more information about this rider.) However, you should consult a qualified tax adviser about the consequences of adding this rider to a policy or requesting payment under this rider.

Constructive Receipt

It is possible that after the insured person reaches age 100, the IRS could treat you as being in constructive receipt of the policy value if the policy value becomes equal to the death benefit. If this happens, an amount equal to the excess of the policy value over the investment in the policy would be includible in your income at that time. Because we believe the policy will continue to constitute life insurance at that time and the IRS has not issued any guidance on this issue, we do not intend to tax report any earnings due to the possibility of constructive receipt in this circumstance. You should consult a tax adviser if you intend to keep the policy in force after the insured person reaches age 100.

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Continuation of a Policy Beyond Age 100

The tax consequences of continuing the policy beyond the policy anniversary nearest the insured person's 100th birthday are unclear. You should consult a tax adviser if you intend to keep the policy in force beyond the policy anniversary nearest the insured person's 100th birthday.

Section 1035 Exchanges

Internal Revenue Code Section 1035 provides, in certain circumstances, that no gain or loss will be recognized on the exchange of one life insurance policy for another life insurance policy or an endowment or annuity contract. We accept 1035 exchanges with outstanding loans. Special rules and procedures apply to 1035 exchanges. These rules can be complex, and if you wish to take advantage of Section 1035, you should consult your tax adviser.

Tax-exempt Policy Owners

Special rules may apply to a policy that is owned by a tax-exempt entity. Tax-exempt entities should consult their tax adviser regarding the consequences of purchasing and owning a policy. These consequences could include an effect on the tax-exempt status of the entity and the possibility of the unrelated business income tax.

Tax Law Changes

Although the likelihood of legislative action is uncertain, there is always the possibility that the tax treatment of the policy could be changed by legislation or otherwise. You should consult a tax adviser with respect to legislative developments and their effect on the policy.

Policy Changes to Comply with the Law

So that your policy continues to qualify as life insurance under the Internal Revenue Code, we reserve the right to refuse to accept all or part of your premium payments or to change your death benefit. We may refuse to allow you to make partial withdrawals that would cause your policy to fail to qualify as life insurance. We also may make changes to your policy or its riders or make distributions from your policy to the degree that we deem necessary to qualify your policy as life insurance for tax purposes.

If we make any change of this type, it applies the same way to all affected policies.
Any increase in your death benefit will cause an increase in your cost of insurance charges.
Policy Availability and Qualified Plans

The policy is not available for sale to and cannot be acquired with funds that are assets of (i) an employee benefit plan as defined in Section 3(3) of the Employee Retirement Income Security Act of 1974, as amended ("ERISA"), and that is subject to Title I of ERISA; (ii) a plan described in Section 4975(e)(1) of the Internal Revenue Code; or (iii) an entity whose underlying assets include plan assets by reason of the investment by an employee benefit plan or other plan in such entity within the meaning of 29 C.F.R. Section 2510.3 101 or otherwise.

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Policy owners may use our policies in various other arrangements, including:
Non-qualified deferred compensation or salary continuance plans; Split dollar insurance plans; Executive bonus plans; Retiree medical benefit plans; and Other plans.

The tax consequences of these plans may vary depending on the particular facts and circumstances of each arrangement. If you want to use any of your policies in this type of arrangement, you should consult a qualified tax adviser regarding the tax issues of your particular arrangement.

Life Insurance Owned by Businesses

In recent years, Congress has adopted new rules relating to life insurance owned by businesses. For example, in the case of a policy issued to a nonnatural taxpayer, or held for the benefit of such an entity, a portion of the taxpayer's otherwise deductible interest expenses may not be deductible as a result of ownership of a policy even if no loans are taken under the policy. (An exception to this rule is provided for certain life insurance contracts which cover the life of an individual who is a 20-percent owner, or an officer, director, or employee of a trade or business.) As another example, special rules apply if you are subject to the alternative minimum tax. Any business contemplating the purchase of a new policy or a change in an existing policy should consult a tax adviser.

Income Tax Withholding

The IRS requires us to withhold income taxes from any portion of the amounts individuals receive in a taxable transaction. We do not withhold income taxes if you elect in writing not to have withholding apply. If the amount withheld for you is insufficient to cover income taxes, you will have to pay income taxes and possibly penalties later.

Policy Transfers

The transfer of the policy or designation of a beneficiary may have federal, state and/or local transfer and inheritance tax consequences, including the imposition of gift, estate and generation-skipping transfer taxes. The individual situation of each policy owner or beneficiary will determine the extent, if any, to which federal, state and local transfer and inheritance taxes may be imposed and how ownership or receipt of policy proceeds will be treated for purposes of federal, state and local estate, inheritance, generation skipping and other taxes.

You should consult qualified legal or tax advisers for complete information on federal, state, local and other tax considerations.

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ADDITIONAL INFORMATION
General Policy Provisions
Your Policy
Some groups under this policy may choose to use a master policy with policy certificates, rather than a series of individual policies.
The policy is a contract between you and us and is the combination of:
  Your policy (or certificate);
  A copy of your original application and applications for benefit increases or decreases;
  Your riders;
  Your endorsements;
  Your policy schedule pages; and
  Your reinstatement applications.

If you make a change to your coverage, we give you a copy of your changed application and new policy schedules. If you send your policy to us, we attach these items to your policy and return it to you. Otherwise, you need to attach them to your policy.

Unless there is fraud, we consider all statements made in an application to be representations and not guarantees. We use no statement to deny a claim, unless it is in an application.
A president or other officer of our company and our secretary or assistant secretary must sign all changes or amendments to your policy. No other person may change its terms or conditions.
Guaranteed Issue

We offer this policy only on a guaranteed issue basis up to a preset face amount with reduced evidence of insurability. Guaranteed issue policies carry a different mortality risk compared with policies that are fully underwritten, and we may charge different cost of insurance rates for guaranteed issue policies. The cost of insurance rates under these circumstances may depend on the:

Issue age of the insured person; and The risk class of the insured person.

Generally, most guaranteed issue policies have higher overall charges for insurance than similar underwritten policies issued in the standard rate classes. This means that an insured person in a group or sponsored arrangement could get individual fully underwritten insurance coverage at a lower overall cost.

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Age

We issue your policy at the insured person's age (stated in your policy schedule) based on the nearest birthday to the policy date. On the policy date, the insured person must be no less than age 15 and can generally be no more than age 85.

We often use age to calculate rates, charges and values. We determine the insured person's age at a given time by adding the number of completed policy years to the age calculated at issue and shown in the schedule.

Ownership

The original owner is the person named as the owner in the policy application. The owner can exercise all rights and receive benefits during the life of the insured person. These rights include the right to change the owner, beneficiaries or the method designated to pay death benefit proceeds.

As a matter of law, all rights of ownership are limited by the rights of any person who has been assigned rights under the policy and any irrevocable beneficiaries.

You may name a new owner by giving us written notice. The effective date of the change to the new owner is the date the prior owner signs the notice. However, we will not be liable for any action we take before a change is recorded at our customer service center. A change in ownership may cause the prior owner to recognize taxable income on gain under the policy.

Beneficiaries

You, as owner, name the beneficiaries when you apply for your policy. The primary beneficiaries who survive the insured person receive the death benefit proceeds. Other surviving beneficiaries receive death benefit proceeds only if there are no surviving primary beneficiaries. If more than one beneficiary survives the insured person, they share the death benefit proceeds equally, unless you specify otherwise. If none of your policy beneficiaries has survived the insured person, we pay the death benefit proceeds to you or to your estate, as owner.

You may name new beneficiaries during the insured person's lifetime. We pay death benefit proceeds to the beneficiaries whom you have most recently named according to our records. We do not make payments to multiple sets of beneficiaries. The designation of certain beneficiaries may have tax consequences. See TAX CONSIDERATIONS - Other Tax Matters, page 42.

Collateral Assignment

You may assign your policy by sending written notice to us. After we record the assignment, your rights as owner and the beneficiaries' rights (unless the beneficiaries were made irrevocable beneficiaries under an earlier assignment) are subject to the assignment. It is your responsibility to make sure the assignment is valid. The transfer or assignment of a policy may have tax consequences. See TAX CONSIDERATIONS - Other Tax Matters, page 42.

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Incontestability

After your policy has been in force and the insured person is alive for two years from your policy date and from the effective date of any new coverage segment, an increase in any other benefit or reinstatement, we will not question the validity of statements in your applicable application.

Misstatements of Age or Gender

Notwithstanding the Incontestability provision above, if the insured person's age or gender has been misstated, we adjust the death benefit to the amount which would have been purchased for the insured person's correct age and gender. We base the adjusted death benefit on the cost of insurance charges deducted from your policy value on the last monthly processing date before the insured person's death, or as otherwise required by law.

If unisex cost of insurance rates apply, we do not make any adjustments for a misstatement of gender.
Suicide
If the insured person commits suicide (while sane or insane), within two years of your policy date, unless otherwise required by law, we limit death benefit proceeds to:
The total premium we receive to the time of death; minus Outstanding loan account value plus accrued loan interest; minus Partial withdrawals taken.

We make a limited payment to the beneficiaries for a new coverage segment or other increase if the insured person commits suicide (while sane or insane), within two years of the effective date of a new coverage segment or within two years of an increase in any other benefit, unless otherwise required by law. The limited payment is equal to the cost of insurance and periodic fees and charges which were deducted for the increase.

Anti-Money Laundering

In order to protect against the possible misuse of our products in money laundering or terrorist financing, we have adopted an anti-money laundering program satisfying the requirements of the USA PATRIOT Act. Among other things, this program requires us, our agents and customers to comply with certain procedures and standards that serve to assure that our customers' identities are properly verified and that premiums are not derived from improper sources.

Under our anti-money laundering program, we may require policy owners, insured persons and/or beneficiaries to provide sufficient evidence of identification, and we reserve the right to verify any information provided to us by accessing information databases maintained internally or by outside firms.

We may also refuse to accept certain forms of premium payments or loan repayments (travelers cheques, for example) or restrict the amount of certain forms of premium payments or loan repayments (money orders totaling more than $5,000, for example). In addition, we may require information as to why a particular form of payment was used (third party checks, for example) and the source of the funds of such payment in order to determine whether or not we will accept it. Use of an unacceptable form of payment may result in your policy entering a 61-day grace period during which you must make a sufficient payment, in an acceptable form, to keep your policy from lapsing. See Premium Payments - Premium Payments Affect Your Coverage, page 16.

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Our anti-money laundering program is subject to change without notice to take account of changes applicable in laws or regulations and our ongoing assessment of our exposure to illegal activity.
Transaction Processing
Generally, within seven days of when we receive all information required to process a payment, we pay:
Death benefit proceeds; Surrender value; Partial withdrawals; and Loan proceeds.

We may delay processing these transactions if:
  The New York Stock Exchange is closed for trading;
  Trading on the New York Stock Exchange is restricted by the SEC;
  There is an emergency so that it is not reasonably possible to sell securities in the sub-accounts or to determine the value of a sub-account's assets; and
  A governmental body with jurisdiction over the variable account allows suspension by its order.

SEC rules and regulations generally determine whether or not these conditions exist.
We execute transfers among the sub-accounts as of the valuation date of our receipt of your request at our customer service center.
We determine the death benefit as of the date of the insured person's death. The death benefit proceeds are not affected by subsequent changes in the value of the sub-accounts.

We may delay payment from our fixed account for up to six months, unless law requires otherwise, of surrender proceeds, withdrawal amounts or loan amounts. If we delay payment more than 30 days, we pay interest at our declared rate (or at a higher rate if required by law) from the date we receive your complete request.

Notification and Claims Procedures
Except for certain authorized telephone requests, we must receive in writing any election, designation, change, assignment or request made by the owner.

You must use a form acceptable to us. We are not liable for actions taken before we receive and record the written notice. We may require you to return your policy for changes to your policy or if you surrender it.

If the insured person dies while your policy is in force, please let us know as soon as possible. We will send you instructions on how to make a claim. As proof of the insured person's death, we may require proof of the deceased insured person's age and a certified copy of the death certificate.

The beneficiaries and the deceased insured person's next of kin may need to sign authorization forms. These forms allow us to get information such as medical records of doctors and hospitals used by the deceased insured person.

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Telephone Privileges

Telephone privileges are automatically provided to you and your agent/registered representative, unless you decline it on the application or contact our customer service center. Telephone privileges allow you or your agent/registered representative to call our customer service center to:

Make transfers; Change premium allocations; Change your dollar cost averaging and automatic rebalancing programs; Request partial withdrawals; and Request a loan.

Our customer service center uses reasonable procedures to make sure that instructions received by telephone are genuine. These procedures may include:
Requiring some form of personal identification; Providing written confirmation of any transactions; and Tape recording telephone calls.

By accepting telephone privileges, you authorize us to record your telephone calls with us. If we use reasonable procedures to confirm instructions, we are not liable for losses from unauthorized or fraudulent instructions. We may discontinue this privilege at any time.

Telephone and facsimile privileges may not always be available. Telephone or fax systems, whether yours, your service provider's or your agent's, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may prevent or delay our receipt of your request. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances. If you are experiencing problems, you should make your transfer request by written request.

Non-participation
Your policy does not participate in the surplus earnings of Security Life of Denver Insurance Company.
Advertising Practices and Sales Literature
We may use advertisements and sales literature to promote this product, including:
  Articles on variable life insurance and other information published in business or financial publications;
  Indices or rankings of investment securities; and
  Comparisons with other investment vehicles, including tax considerations.

We may use information regarding the past performance of the sub-accounts and funds. Past performance is not indicative of future performance of the sub-accounts or funds and is not reflective of the actual investment experience of policy owners.

We may feature certain sub-accounts, the underlying funds and their managers, as well as describe asset levels and sales volumes. We may refer to past, current, or prospective economic trends, and, investment performance or other information we believe may be of interest to our customers.

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Settlement Options

You may elect to take the surrender value in other than one lump-sum payment. Likewise, you may elect to have the beneficiaries receive the death benefit proceeds other than in one lump-sum payment, if you make this election during the insured person's lifetime. If you have not made this election, the beneficiaries may do so within 60 days after we receive proof of the insured person's death.

The investment performance of the sub-accounts does not affect payments under these settlement options. Instead, interest accrues at a fixed rate based on the option you choose. Payment options are subject to our rules at the time you make your selection. Currently, a periodic payment must be at least $20 and the total proceeds must be at least $2,000.

The following settlement options are available:
  Option 1 - The proceeds and interest are paid in equal installments for a specified period until the proceeds and interest are all paid;
  Option 2 - The proceeds provide an annuity payment with a specified number of months. The payments are continued for the life of the primary payee. If the primary payee dies before the certain period is over, the remaining payments are paid to a contingent payee;
  Option 3 - The proceeds are left with us to earn interest. Withdrawals and any changes are subject to our approval;
  Option 4 - The proceeds and interest are paid in equal installments of a specified amount until the proceeds and interest are all paid; and
  Option 5 - Other options we offer at the time we pay the benefit.

If none of these settlement options have been elected, your surrender value or the death benefit proceeds will be paid in one lump-sum payment. Unless you request otherwise, death benefit proceeds generally will be paid into an interest bearing account which can be accessed through the use of a checking account provided to the beneficiaries. Interest earned on this account may be less than interest paid on other settlement options.

Reports

Annual Statement. We will send you an annual statement once each policy year showing the amount of insurance coverage under your policy as well as your policy's death benefit, policy and surrender values, the amount of premiums you have paid, the amounts you have withdrawn, borrowed or transferred and the fees and charges we have imposed since the last statement.

We send semi-annual reports with financial information on the funds, including a list of investment holdings of each fund.

We send confirmation notices to you throughout the year for certain policy transactions such as transfers between investment options, partial withdrawals and loans. You are responsible for reviewing the confirmation notices to verify that the transactions are being made as requested.

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Illustrations. To help you better understand how your policy values will vary over time under different sets of assumptions, we will provide you with a personalized illustration projecting future results based on the age and risk classification of the insured person and other factors such as the amount of insurance coverage, death benefit option, planned premiums and rates of return (within limits) you specify. We may assess a charge not to exceed $25 for each illustration you request after the first in a policy year. See Transaction Fees and Charges - Excess Illustration Fee, page 19.

Other Reports. We will mail to you at your last known address of record at least annually a report containing such information as may be required by any applicable law. To reduce expenses, only one copy of most financial reports and prospectuses, including reports and prospectuses for the funds, will be mailed to your household, even if you or other persons in your household have more than one policy issued by us or an affiliate. Call our customer service center toll-free at 1-877-253-5050 if you need additional copies of financial reports, prospectuses, historical account information or annual or semi-annual reports or if you would like to receive one copy for each policy in all future mailings.

Legal Proceedings
We are not aware of any pending legal proceedings which involve the variable account as a party.

We are, or may be in the future, a defendant in various legal proceedings in connection with the normal conduct of our insurance operations. Some of these cases may seek class action status and may include a demand for punitive damages as well as for compensatory damages. In the opinion of management, the ultimate resolution of any existing legal proceeding is not likely to have a material adverse effect on our ability to meet our obligations under the policy.

ING America Equities, Inc., the principal underwriter and distributor of the policy, is not involved in any legal proceeding which, in the opinion of management, is likely to have a material adverse effect on its ability to distribute the policy.

Financial Statements

Financial statements of the variable account and the company are contained in the Statement of Additional Information. To request a free Statement of Additional Information, please contact our Customer Service Center at the address or telephone number on the back of this prospectus.

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APPENDIX A
Definition of Life Insurance Factors
The cash value accumulation test factors vary according to the age and gender of the insured person.

Generally, the cash value accumulation test requires that a policy's death benefit must be sufficient so that the policy value does not at any time exceed the net single premium required to fund the policy's future benefits. The net single premium for a policy is calculated using a 4.00% interest rate and the 1980 Commissioner's Standard Ordinary Mortality Table and will vary according to the age and gender of the insured person. The factors for the cash value accumulation test are then equal to 1 divided by the net single premium per dollar of paid up whole life insurance for the applicable age and gender.

A-1

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APPENDIX B
Funds Available Through the Variable Account

The following chart lists the funds, the investment advisers and subadvisers to the funds, summary information regarding the investment objective and the total annual expenses of each fund. More detailed information about the funds can be found in the current prospectus and Statement of Additional Information for each fund.

There is no assurance that the stated objectives and policies of any of the funds will be achieved. Shares of the funds will rise and fall in value and you could lose money by investing in the funds. Shares of the funds are not bank deposits and are not guaranteed, endorsed or insured by any financial institution, the Federal Deposit Insurance Corporation or any other government agency. Except as noted, all funds are diversified, as defined under the 1940 Act.

The expense information regarding the funds was provided by the funds.

We may receive compensation from each of the funds or the funds' affiliates based on an annual percentage of the average net assets held in that fund by the Company. The percentage paid may vary from one fund company to another. For certain funds, some of this compensation may be paid out of service fees that are deducted from fund assets. Any such fees deducted from fund assets are disclosed in the fund prospectuses. We may also receive additional compensation from certain funds for administrative, recordkeeping or other services provided by us to the funds or the funds' affiliates. These additional payments are made by the funds or the funds' affiliates to the Company and do not increase, directly or indirectly, the expenses shown below.

Fund Name	Investment Adviser/Subadviser	Investment Objective	Total Annual Fund Expenses
AIM V.I. Capital Appreciation Fund - Series I	Investment Adviser: AIM Advisors, Inc.

Seeks growth of capital. Seeks to meet its objective by investing principally in common stocks of companies the portfolio managers believe are likely to benefit from new or innovative products, services or processes as well as those that have experienced above-average, long-term growth in earnings and have excellent prospects for future growth.

Gross: 0.85% Net: 0.85%
AIM V.I. Government Securities Fund - Series I	Investment Adviser: AIM Advisors, Inc.

Seeks to achieve a high level of current income consistent with reasonable concern for safety of principal. Seeks to meet its objective by investing, normally, 80% of net assets in debt securities issued, guaranteed or otherwise backed by the U.S. Government.

Gross: 0.81% Net: 0.81%
Alger American Growth Portfolio - Class O Shares	Investment Adviser: Fred Alger Management, Inc.

Seeks long-term capital appreciation by focusing on growing companies that generally have broad product lines, markets, financial resources and depth of management. Under normal circumstances, the portfolio invests primarily in the equity securities of large companies. The portfolio considers a large company to have a market capitalization of $1 billion or greater.

Gross: 0.85% Net: 0.85%

Fund Name	Investment Adviser/Subadviser	Investment Objective	Total Annual Fund Expenses
Alger American MidCap Growth Portfolio - Class O Shares	Investment Adviser: Fred Alger Management, Inc.

Seeks long-term capital appreciation by focusing on midsize companies with promising growth potential. Under normal circumstances, the portfolio invests primarily in the equity securities of companies having a market capitalization within the range of companies in the S&P® MidCap 400 Index.

Gross: 0.93% Net: 0.93%
Alger American Small Capitalization Portfolio - Class O Shares	Investment Adviser: Fred Alger Management, Inc.

Seeks long-term capital appreciation by focusing on small, fast-growing companies that offer innovative products, services or technologies to a rapidly expanding marketplace. Under normal circumstances, the portfolio invests primarily in the equity securities of small capitalization companies. A small capitalization company is one that has a market capitalization within the range of the Russell 2000 Growth Index or the S&P® SmallCap 600 Index.

Gross: 0.97% Net: 0.97%
American Funds Insurance Series - Growth Fund - Class 2	Investment Manager: Capital Research and Management Company	Seeks growth of capital by investing primarily in U.S. common stocks.	Gross: 0.63% Net: 0.63%
American Funds Insurance Series - Growth Income Fund - Class 2	Investment Manager: Capital Research and Management Company	Seeks capital growth and income over time by investing primarily in U.S. common stocks and other securities that appear to offer potential for capital appreciation and/or dividends.	Gross: 0.60% Net: 0.60%
American Funds Insurance Series - International Fund - Class 2	Investment Manager: Capital Research and Management Company	Seeks growth of capital over time by investing primarily in common stocks of companies based outside the United States.	Gross: 0.86% Net: 0.86%
Fidelity® VIP Growth Portfolio - Initial Class	Investment Adviser: Fidelity Management & Research Company	Seeks to achieve capital appreciation. Normally invests primarily in common stocks of companies the investment adviser believes have above-average growth potential (often called "growth" stocks).	Gross: 0.67% Net: 0.67%
Fidelity® VIP Index 500 Portfolio - Initial Class [1]	Investment Adviser: Fidelity Management & Research Company Sub-Adviser: Deutsche Asset Management, Inc.

Seeks investment results that correspond to the total return of common stocks publicly traded in the United States, as represented by the Standard & Poor's 500 Index (S&P 500). Normally invests at least 80% of assets in common stocks included in the S&P 500.

Gross: 0.33% Net: 0.33%
Fidelity® VIP Overseas Portfolio - Initial Class	Investment Adviser: Fidelity Management & Research Company	Seeks long-term growth of capital. Normally invests at least 80% of assets in non-U.S. securities, primarily in common stocks.	Gross: 0.90% Net: 0.90%

Fund Name	Investment Adviser/Subadviser	Investment Objective	Total Annual Fund Expenses
ING Hard Assets Portfolio - Institutional Class 2,3,4	Investment Adviser: Directed Services, Inc. Subadviser: Baring International Investment Limited	A nondiversified Portfolio that seeks long-term capital appreciation.	Gross: 0.69% Net: 0.69%
ING Limited Maturity Bond Portfolio - Service Class [3,5]	Investment Adviser: Directed Services, Inc. Subadviser: ING Investment Management, LLC

Seeks highest current income consistent with low risk to principal and liquidity. Secondarily seeks to enhance total return when market factors indicate capital appreciation may be available without significant risk to principal.

Gross: 0.53% Net: 0.53%
ING Liquid Asset Portfolio - Service Class [3,5]	Investment Adviser: Directed Services, Inc. Subadviser: ING Investment Management, LLC	Seeks high level of current income consistent with the preservation of capital and liquidity.	Gross: 0.53% Net: 0.53%
ING Marsico Growth Portfolio - Institutional Class [2,3,4,6]	Investment Adviser: Directed Services, Inc. Subadviser: Marsico Capital Management, LLC	Seeks capital appreciation.	Gross: 0.79% Net: 0.79%
ING MFS Mid Cap Growth Portfolio - Institutional Class [2,3,4,6,7]	Investment Adviser: Directed Services, Inc. Subadviser: Massachusetts Financial Services Company	A nondiversified Portfolio that seeks long-term growth of capital.	Gross: 0.66% Net: 0.66%
ING MFS Research Portfolio - Institutional Class [2,3,4,6,7]	Investment Adviser: Directed Services, Inc. Subadviser: Massachusetts Financial Services Company	Seeks long-term growth of capital and future income.	Gross: 0.66% Net: 0.66%
ING MFS Total Return Portfolio - Institutional Class [2,3,4,6,7]	Investment Adviser: Directed Services, Inc. Subadviser: Massachusetts Financial Services Company

Seeks above-average income (compared to a portfolio entirely invested in equity securities) consistent with the prudent employment of capital. Secondarily seeks reasonable opportunity for growth of capital and income.

Gross: 0.66% Net: 0.66%
ING Salomon Brothers Investors Portfolio - Institutional Class [3,4]	Investment Adviser: Directed Services, Inc. Subadviser: Salomon Brothers Asset Management Inc.	Seeks long-term growth of capital. Secondarily seeks current income.	Gross: 0.76% Net: 0.76%
ING T. Rowe Price Capital Appreciation Portfolio - Institutional Class [2,3,4,6]	Investment Adviser: Directed Services, Inc. Subadviser: T. Rowe Price Associates, Inc.	Seeks, over the long-term, a high total investment return, consistent with the preservation of capital and prudent investment risk.	Gross: 0.70% Net: 0.70%
ING T. Rowe Price Equity Income Portfolio - Institutional Class [2,3,4,6]	Investment Adviser: Directed Services, Inc. Subadviser: T. Rowe Price Associates, Inc.	Seeks substantial dividend income as well as long-term growth of capital.	Gross: 0.70% Net: 0.70%

Fund Name	Investment Adviser/Subadviser	Investment Objective	Total Annual Fund Expenses
ING UBS Tactical Asset Allocation Portfolio - Initial Class	Investment Adviser: ING Life Insurance and Annuity Company Subadviser: UBS Global Asset Management (US) Inc.

Seeks total return, consisting of long-term capital appreciation and current income. Allocates assets between a stock portion designed to track the performance of the Standard & Poor's 500 Composite Stock Price Index (S&P 500) and a fixed income portion that consists of either five-year U.S. Treasury notes or U.S. Treasury bills with remaining maturities of 30 days.

Gross: 1.10% Net: 1.10%
ING Van Kampen Comstock Portfolio - Initial Class [8]	Investment Adviser: ING Life Insurance and Annuity Company Subadviser: Van Kampen	Seeks capital growth and income. Invests in a portfolio of equity securities, including common stocks, preferred stocks and securities convertible into common and preferred stocks.	Gross: 0.95% Net: 0.95%
ING JP Morgan Mid Cap Value Portfolio - Initial Class [8]	Investment Adviser: ING Life Insurance and Annuity Company Subadviser: Robert Fleming, Inc., a subsidiary of J.P. Morgan Chase & Co.

Seeks growth from capital appreciation. A nondiversified Portfolio that invests primarily (at least 80% of net assets under normal circumstances) in a broad portfolio of common stocks of companies with market capitalizations of $1 billion to $20 billion at the time of purchase that the subadviser believes to be undervalued.

Gross: 1.10% Net: 1.10%
ING PIMCO Total Return Portfolio - Initial Class [8]	Investment Adviser: ING Life Insurance and Annuity Company Subadviser: Pacific Investment Management Company LLC

Seeks maximum total return, consistent with capital preservation and prudent investment management. Invests under normal circumstances at least 65% of net assets plus borrowings for investment purposes in a diversified portfolio of fixed income instruments of varying maturities. Invests primarily in investment grade debt securities, but may invest up to 10% of its assets in high yield securities ("junk bonds") rated B or higher by Moody's or S&P, or, if unrated, determined by the subadviser to be of comparable quality.

Gross: 0.85% Net: 0.85%
ING Salomon Brothers Aggressive Growth Portfolio (formerly, ING MFS Emerging Equities Portfolio) - Initial Class	Investment Adviser: ING Life Insurance and Annuity Company Subadviser: Salomon Brothers Asset Management Inc.

Seeks long-term growth of capital. Invests primarily (at least 80% of net assets under normal circumstances) in common stocks and related securities, such as preferred stocks, convertible securities and depositary receipts, of emerging growth companies.

Gross: 0.82% Net: 0.82%

Fund Name	Investment Adviser/Subadviser	Investment Objective	Total Annual Fund Expenses
ING VP Bond Portfolio - Class R [9]	Investment Adviser: ING Investments, LLC Subadviser: Aeltus Investment Management, Inc.

Seeks to maximize total return as is consistent with reasonable risk, through investment in a diversified portfolio consisting of debt securities. Under normal market conditions, invests at least 80% of net assets in high-grade corporate bonds, mortgage-related and other asset-backed securities, and securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities. The Portfolio may invest up to 15% of total assets in high-yield instruments and up to 25% of total assets in foreign debt securities.

Gross: 0.49% Net: 0.49%
ING VP Index Plus LargeCap Portfolio - Class R [9]	Investment Adviser: ING Investments, LLC Subadviser: Aeltus Investment Management, Inc.

Seeks to outperform the total return performance of the Standard & Poor's 500 Composite Index (S&P 500), while maintaining a market level of risk. Invests at least 80% of net assets in stocks included in the S&P 500. The subadviser's objective is to overweight those stocks in the S&P 500 that they believe will outperform the index and underweight or avoid those stocks in the S&P 500 that they believe will underperform the index.

Gross: 0.45% Net: 0.45%
ING VP Index Plus MidCap Portfolio - Class R [9]	Investment Adviser: ING Investments, LLC Subadviser: Aeltus Investment Management, Inc.

Seeks to outperform the total return performance of the Standard & Poor's MidCap 400 Index (S&P 400), while maintaining a market level of risk. Invests at least 80% of net assets in stocks included in the S&P 400. The subadviser's objective is to overweight those stocks in the S&P 400 that they believe will outperform the index and underweight or avoid those stocks in the S&P 400 that they believe will underperform the index.

Gross: 0.53% Net: 0.53%
ING VP Index Plus SmallCap Portfolio - Class R [9,10]	Investment Adviser: ING Investments, LLC Subadviser: Aeltus Investment Management, Inc.

Seeks to outperform the total return performance of the Standard and Poor's SmallCap 600 Index (S&P 600), while maintaining a market level of risk. Invests at least 80% of net assets in stocks included in the S&P 600. The subadviser's objective is to overweight those stocks in the S&P 600 that they believe will outperform the index and underweight or avoid those stocks in the S&P 600 that they believe will underperform the index.

Gross: 0.63% Net: 0.60%

Fund Name	Investment Adviser/Subadviser	Investment Objective	Total Annual Fund Expenses
ING VP Growth Opportunities Portfolio - Class R [10,11]	Investment Adviser: ING Investments, LLC

Seeks long-term growth of capital. Invests primarily in common stock of U.S. companies that the portfolio managers feel have above average prospects for growth. Under normal market conditions, invests at least 65% of total assets in securities purchased on the basis of the potential for capital appreciation. These securities may be from large-cap, mid-cap or small-cap companies.

Gross: 1.34% Net: 0.90%
ING VP MagnaCap Portfolio - Class R 10,11	Investment Adviser: ING Investments, LLC

Seeks growth of capital, with dividend income as a secondary consideration. Under normal conditions, invests at least 80% of assets in equity securities that meet the following criteria: attractive valuation characteristics; dividends; and balance sheet strength. Normally, investments are generally in larger companies that are included in the largest 500 U.S. companies as measured by sales, earnings or assets.

Gross: 1.20% Net: 0.90%
ING VP MidCap Opportunities Portfolio - Class R [10,11]	Investment Adviser: ING Investments, LLC

Seeks long-term capital appreciation. Normally invests at least 80% of assets in the common stocks of mid-sized U.S. companies that the portfolio managers feel have above average prospects for growth. For this Portfolio, mid-size companies are those with market capitalizations that fall within the range of companies in the Standard & Poor's MidCap 400 Index.

Gross: 1.53% Net: 0.90%
ING VP SmallCap Opportunities Portfolio - Class R [10,11]	Investment Adviser: ING Investments, LLC

Seeks long-term capital appreciation. Normally invests at least 80% of assets in the common stock of smaller, lesser-known U.S. companies that are believed to have above average prospects for growth. For this Portfolio, smaller companies are those with market capitalizations that fall within the range of companies in the Russell 2000 Index.

Gross: 1.23% Net: 0.90%

Fund Name	Investment Adviser/Subadviser	Investment Objective	Total Annual Fund Expenses
INVESCO VIF-Core Equity Fund (formerly, VIF-Equity Income Fund) [12]	Investment Adviser: INVESCO Funds Group, Inc.

Seeks to provide a high total return through both growth and current income by normally investing at least 80% of its net assets in common and preferred stock. At least 50% of common and preferred stocks which the Fund holds will be dividend-paying. Stocks selected for the Fund generally are expected to produce income and consistent, stable returns. Although the Fund focuses on stocks of larger companies with a history of paying dividends, it also may invest in companies that have not paid regular dividends. The Fund's equity investments are limited to equity securities that can be traded easily in the United States. It may, however, invest in foreign securities in the form of American Depositary Receipts ("ADRs").The Fund will normally invest up to 5% of its assets in debt securities, generally corporate bonds that are rated investment grade at the time of purchase.

Gross: 1.12% Net: 1.12%
INVESCO VIF-Health Sciences Fund [12]	Investment Adviser: INVESCO Funds Group, Inc.

Seeks capital growth by normally investing at least 80% of its net assets in the equity securities and equity-related instruments of companies that develop, produce, or distribute products or services related to health care. These companies include, but are not limited to, medical equipment or supplies, pharmaceuticals, biotechnology, and health care providers and services companies. At any given time, 20% of the Fund's assets is not required to be invested in the sector.

Gross: 1.07% Net: 1.07%

Fund Name	Investment Adviser/Subadviser	Investment Objective	Total Annual Fund Expenses
INVESCO VIF-High Yield Fund [12]	Investment Adviser: INVESCO Funds Group, Inc.

Seeks to provide a high level of current income by investing primarily in bonds and other debt securities. It also seeks capital appreciation. The Fund normally invests at least 80% of its net assets in a diversified portfolio of high yield corporate bonds rated below investment grade or bonds deemed by INVESCO to be of comparable quality, commonly known as "junk bonds," and preferred stock with below investment grade ratings or those deemed by INVESCO to be of comparable quality. These investments generally offer higher rates of return, but are riskier than investments in securities of issuers with higher credit ratings. A portion of the Funds' assets may be invested in other securities such as corporate short-term notes, repurchase agreements, and money market funds. There are no limitations on the maturities of the securities held by the Fund, and the Fund's average maturity will vary as INVESCO responds to changes in interest rates.

Gross: 1.05% Net: 1.05%
INVESCO VIF-Small Company Growth Fund [12,13]	Investment Adviser: INVESCO Funds Group, Inc.

Seeks long-term capital growth by normally investing at least 80% of its net assets in common stocks of small-capitalization companies. INVESCO defines small capitalization companies as companies that are included in the Russell 2000 Growth Index at the time of purchase, or if not included in that Index, have market capitalizations of $2.5 billion or below at the time of purchase. The scope of the Index varies with market performance of the companies in the Index.

Gross: 1.31% Net: 1.31%
Janus Aspen Series Growth Portfolio - Service Shares [14]	Investment Adviser: Janus Capital

Seeks long-term growth of capital in a manner consistent with the preservation of capital. Invests primarily in common stocks selected for their growth potential. Although it can invest in companies of any size, it generally invests in larger, more established companies.

Gross: 0.92% Net: 0.92%

Fund Name	Investment Adviser/Subadviser	Investment Objective	Total Annual Fund Expenses
Janus Aspen Series International Growth Portfolio - Service Shares [14]	Investment Adviser: Janus Capital

Seeks long-term growth of capital. Under normal circumstances, invests at least 80% of its net assets in securities of issuers from at least five different countries, excluding the United States. Although the Portfolio intends to invest substantially all of its assets in issuers located outside the United States, it may at times invest in U.S. issuers and, under unusual circumstances, it may at times invest all of its assets in fewer than five countries or even a single country.

Gross: 0.99% Net: 0.99%
Janus Aspen Series Mid Cap Growth Portfolio (formerly, Aggressive Growth Portfolio) - Service Shares [14]	Investment Adviser: Janus Capital

A nondiversified Portfolio that invests, under normal circumstances, at least 80% of its net assets in equity securities of mid-sized companies whose market capitalization falls, at the time of initial purchase, in the 12-month average of the capitalization ranges of the Russell MidCap Growth Index.

Gross: 0.92% Net: 0.92%
Janus Aspen Series Worldwide Growth Portfolio - Service Shares [14]	Investment Adviser: Janus Capital

Seeks long-term growth of capital in a manner consistent with the preservation of capital. Invests primarily in common stocks of companies of any size located throughout the world. Normally invests in issuers from at least five different countries, including the United States. May at times invest in fewer than five countries or even in a single country.

Gross: 0.95% Net: 0.95%
Neuberger Berman AMT Partners Portfolio [15]	Investment Adviser: Neuberger Berman Management Inc. Subadviser: Neuberger Berman, LLC	Seeks growth of capital by investing mainly in common stock of mid- to large-capitalization companies.	Gross: 0.91% Net: 0.91%
Pioneer Mid Cap Value VCT Portfolio - Class I Shares [16]	Investment Adviser: Pioneer Investment Management, Inc.

Seeks capital appreciation by investing in a diversified portfolio of securities consisting primarily of common stocks. Normally, invests at least 80% of total assets in equity securities of mid-size companies, that is, companies with market values within the range of market values of companies included in the Russell Midcap® Value Index.

Gross: 0.80% Net: 0.80%
Pioneer Small Cap Value VCT Portfolio - Class I Shares [16]	Investment Adviser: Pioneer Investment Management, Inc.

Seeks capital growth by investing in a diversified portfolio of securities consisting primarily of common stocks. Normally, invests at least 80% of total assets in equity securities of small companies, that is, companies with market values within the range of market values of issuers included in the Russell 2000® Value Index.

Gross: 2.76% Net: 1.25%

Fund Name	Investment Adviser/Subadviser	Investment Objective	Total Annual Fund Expenses
Putnam VT Growth and Income Fund - Class IB Shares	Investment Adviser: Putnam Investment Management, LLC

Seeks capital growth and current income. The fund pursues its goal by investing mainly in common stocks of U.S. companies, with a focus on value stocks that offer the potential for capital growth, current income or both.

Gross: 0.77% Net: 0.77%
Putnam VT New Opportunities Fund - Class IB Shares	Investment Adviser: Putnam Investment Management, LLC

Seeks long-term capital appreciation. The fund pursues its goal by investing mainly in common stocks of U.S. companies, with a focus on growth stocks in sectors of the economy that Putnam Management believes have high growth potential.

Gross: 0.88% Net: 0.88%
Putnam VT Small Cap Value Fund - Class IB Shares	Investment Adviser: Putnam Investment Management, LLC

Seeks capital appreciation. The fund pursues its goal by investing mainly in common stocks of U.S. companies, with a focus on value stocks. Under normal circumstances, the fund invests at least 80% of its net assets in small companies of a size similar to those in the Russell 2000 Value Index.

Gross: 1.17% Net: 1.17%
Putnam VT Voyager Fund - Class IB Shares	Investment Adviser: Putnam Investment Management, LLC	Seeks capital appreciation. The fund seeks its goal by investing mainly in common stocks of U.S. companies, with a focus on growth stocks.	Gross: 0.85% Net: 0.85%
Van Eck Worldwide Bond Fund [17]	Investment Adviser: Van Eck Associates Corporation	Seeks high total return--income plus capital appreciation--by investing globally, primarily in a variety of debt securities.	Gross: 1.24% Net: 1.24%
Van Eck Worldwide Emerging Markets Fund [17]	Investment Adviser: Van Eck Associates Corporation	Seeks long-term capital appreciation by investing in equity securities in emerging markets around the world.	Gross: 1.36% Net: 1.36%
Van Eck Worldwide Real Estate Fund [17]	Investment Adviser: Van Eck Associates Corporation	Seeks to maximize return by investing in equity securities of domestic and foreign companies that own significant real estate assets or that principally are engaged in the real estate industry.	Gross: 1.48% Net: 1.48%

[1]

The fund's manager has voluntarily agreed to reimburse the class to the extent that total operating expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions and extraordinary expenses) exceed 0.28%. This arrangement can be discontinued by the fund's manager at any time.

[2]

Prior to May 1, 2003 the Service Class of shares of this fund were available through the policy. Effective May 1, 2003 the Institutional Class of fund shares replaced the Service Class of fund shares. Institutional Class shares have 0.25% lower total fund expenses than the Service Class shares, and the effect of this transaction is to give policy owners an investment in the same fund managed by the same investment adviser at a lower cost.

[3]

The Management Agreement between the Trust and its Manager, DSI ("Manager"), provides for a "bundled fee" arrangement, under which the Manager provides, in addition to advisory services, administrative and other services necessary for the ordinary operation of the Portfolios, and pays for the services and information necessary to the proper conduct of the Portfolios' business, including custodial, administrative, transfer agency, portfolio accounting, auditing, and ordinary legal services, in return for the single management fee. Therefore, the ordinary operating expenses borne by the Portfolios are normally expected to include such expenses as the cost of the Trustees who are not "interested persons" of the Manager, including the cost of the Trustees and Officers Errors and Omissions Liability Insurance coverage, any taxes paid by the Portfolios, expenses paid through the 12b-1 plan and service agreement, interest expenses from any borrowing, and similar expenses, and are normally expected t o be low compared to mutual funds with more conventional expense structures. The Portfolios would also bear any extraordinary expenses.

[4]

The operating expenses for shares of each Portfolio are shown as a ratio of expenses to average daily net assets and are estimated because the class did not have full calendar year of operations. These estimates are based on each Portfolio's actual operating expenses for its most recently completed fiscal year.

[5]

The estimated operating expenses for shares of each Portfolio are shown as a ratio of expenses to average daily net assets. These estimates, unless otherwise noted, are based on each Portfolio's actual operating expenses for its most recently completed fiscal year.

[6]

A portion of the brokerage commissions that the Marsico Growth, MFS Mid Cap Growth, MFS Research, MFS Total Return, , T. Rowe Price Capital Appreciation and T. Rowe Price Equity Income Portfolios pay is used to reduce each Portfolio's expenses. Including these reductions and MFS management fee waiver, the "Total Net Annual Fund Expenses" for each Portfolio for the year ended December 31, 2002 would have been 0.72%, 0.59%, 0.59%, 0.64%, 0.69%, 0.68%, respectively. This arrangement may be discontinued at any time.

[7]

Directed Services, Inc. ("DSI") has voluntarily agreed to waive a portion of its management fee for the MFS Mid Cap Growth, MFS Research and MFS Total Return Portfolios. Including these waivers, the "Total Net Annual Fund Expenses" for each Portfolio for the year ended December 31,2002, would have been 0.65%, 0.65% and 0.65%, respectively. This arrangement may be discontinued by DSI at any time.

[8]	The fees and expenses shown in the above table are based on estimated expenses for the current fiscal year.

[9]

Effective March 1, 2002, ING Investments, LLC, the investment adviser to each Portfolio, entered into written expense limitation agreements with each Portfolio (except Bond) under which it will limit expenses of the Portfolios, excluding interest, brokerage and extraordinary expenses, subject to possible recoupment by the investment adviser within three years. For each Portfolio, the expense limits will continue through at least December 31, 2003. The expense limitation agreements are contractual.

[10]

The expenses shown are based on the estimated operating expenses for each Portfolio as a ratio of expenses to average daily net assets. These estimates are based on each Portfolio's actual operating expenses for its most recently completed fiscal year and fee waivers to which the Portfolio's adviser has agreed for each Portfolio.

[11]

ING Funds Services, LLC receives an annual administration fee equal to 0.10% of average daily net assets. This amount is included in the expenses shown. ING Investments, LLC has entered into written expense limitation agreements with each Portfolio under which it will limit expenses of the Portfolio, excluding interest, taxes, brokerage and extraordinary expenses, subject to possible recoupment by ING Investments, LLC within three years. The expense limits will continue through at least December 31, 2003.

[12]	The Total Annual Fund Expenses were lower than the figure shown because their custodian fees were reduced under an expense offset arrangement.

[13]

Certain expenses of the Fund were absorbed voluntarily by INVESCO pursuant to a commitment between the Funds and INVESCO. Including the expenses absorbed under this commitment, the Total Net Annual Fund Expenses for the INVESCO VIF - Small Company Growth Fund, Total Return Fund and Utilities Fund would have been 1.25%, 1.15% and 1.15%, respectively. This commitment may be changed at anytime following consultation with the board of directors.

[14]

Long-term shareholders may pay more than the economic equivalent of the maximum front-end sales charges permitted by the National Association of Securities Dealers, Inc. All expenses are shown without the effect of any expense offset arrangements.

[15]

Neuberger Berman Management Inc. ("NBMI") has undertaken through April 30, 2006 to reimburse certain operating expenses, excluding taxes, interest, extraordinary expenses, brokerage commissions and transaction costs, that exceed, in the aggregate, 1% of the Portfolios' average daily net asset value. The expense reimbursement arrangements for the Portfolios are contractual for three years and any excess expenses can be repaid to NBMI within three years of the year incurred, provided such recoupment would not cause a Portfolio to exceed its respective limitation.

[16]

The Net Annual Fund Operating Expenses in the table above reflect the contractual expense limitation in effect through December 31, 2003 under which Pioneer has agreed not to impose all or a portion of its management fee and if necessary, to limit other ordinary operating expenses to the extent required to reduce Class I expenses to 1.25% of the average daily net assets attributable to Class I shares; the portion of the portfolio expenses attributable to Class II shares will be reduced only to the extent such expenses are reduced for Class I shares.

[17]

The adviser for the Van Eck Worldwide Bond Fund, Van Eck Worldwide Emerging Markets Fund, Van Eck Worldwide Hard Assets Fund, and Van Eck Worldwide Real Estate Fund have voluntarily agreed to reduce or limit the "Other Expenses" for the funds. After taking into account these voluntary arrangements, the Net Total Annual Expenses for Van Eck Worldwide Bond Fund, Van Eck Worldwide Emerging Markets Fund, Van Eck Worldwide Hard Assets Fund, and Van Eck Worldwide Real Estate Fund during 2002 were 1.21%, 1.30%, 1.20%, and 1.46%, respectively.

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MORE INFORMATION IS AVAILABLE

If you would like more information about us, the variable account or the policy, the following documents are available free upon request:

  Statement of Additional Information ("SAI") - The SAI contains more specific information about the variable account and the policy, as well as the financial statements of the variable account and the company. The SAI is incorporated by reference into (made legally part of) this prospectus. The following is the Table of Contents for the SAI:

  A personalized illustration of policy benefits - A personalized illustration can help you understand how the policy works, given the policy's fees and charges along with the investment options, features and benefits and optional benefits you select. A personalized illustration can also help you compare the policy's death benefits, policy value and surrender value with other life insurance policies based on the same or similar assumptions. We reserve the right to assess a fee of up to $25 for each personalized illustration you request after the first each policy year. See Transaction Fees and Charges - Excess Illustration Fee, page 19.

To request a free SAI or personalized illustration of policy benefits or to make other inquiries about the policy, please contact us at our:

Customer Service Center
P.O. Box 173888
Denver, CO 80217-3888
1-877-253-5050

Additional information about us, the variable account or the policy (including the SAI) can be reviewed and copied from the SEC's Internet website (www.sec.gov) or at the SEC's Public Reference Room in Washington, DC. Copies of this additional information may also be obtained, upon payment of a duplicating fee, by writing the SEC's Public Reference Room at 450 Fifth Street, NW, Washington, DC 20549-0102. More information about operation of the SEC's Public Reference Room can be obtained by calling 202-942-8090.

1940 Act File No. 811-08292
1933 Act file No. 333-90577

M Funds Supplement
Dated May 1, 2003, to
The Prospectus dated May 1, 2003, for
CORPORATE BENEFITS VARIABLE UNIVERSAL LIFE
FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICIES
issued by
Security Life of Denver Insurance Company
and
Security Life Separate Account L1

This Supplement adds certain information to your Prospectus and Statement of Additional Information, each dated May 1, 2003. Please read it carefully and keep it with your Prospectus and Statement of Additional Information for future reference.

Investment Portfolios. Four additional funds are currently available through your Policy: Brandes International Equity Fund; Business Opportunity Value Fund; Frontier Capital Appreciation Fund; and Turner Core Growth Fund. For a more complete description of these funds' investments, risks, costs and expenses, please see the accompanying prospectus for each fund.

Important Information About The Clifton Enhanced U.S. Equity Fund

Prior to April 30, 2003, the Clifton Enhanced U.S. Equity Fund (the "Clifton Fund") was also available through your policy. The Board of Directors of M Funds, Inc., however, has considered and adopted a plan of liquidation on behalf of the Clifton Fund.

In connection with the planned liquidation, sale of the Clifton Fund's shares were suspended effective April 30, 2003. Consequently, as of April 30, 2003, purchase orders for Clifton Fund shares (including premium payments and loan repayments to the Clifton Fund and transfers into the Clifton Fund from other investment options within your policy through your policy's dollar cost averaging or automatic rebalancing programs, or otherwise) will not be accepted and amounts designated for the Clifton Fund will be allocated proportionately to the other investment options according to your most recent allocation instructions.

The final liquidation of the Clifton Fund is planned for June 30, 2003, or as soon thereafter as practicable. We encourage all policy owners with amounts allocated to the Clifton Fund to transfer those amounts to one or more of the other available investment options under the policy prior to the date of liquidation. Upon liquidation, policy owners with amounts still allocated to the Clifton Fund will have those amounts automatically transferred to the ING Liquid Asset Portfolio. All transfers involving the Clifton Fund will not count as a transfer for purposes of any limit or restriction on transfers nor will they be subject to any transfer charge. Likewise, for 30 days following liquidation of the Clifton Fund, you may transfer amounts that were automatically transferred to the ING Liquid Asset Portfolio to one or more of the other available investment options, without any restriction or transfer charge.

Your policy's prospectus and the fund prospectuses can be requested by calling our Customer Service Center toll-free at 1-877-253-5050. These prospectuses contain information about your policy's investment options and the various fund fees and charges. Please read your policy's prospectus and the fund prospectuses carefully before investing.

* * * * * * * * * * * * * * * * *

The following information is added to Appendix B of the prospectus:

Fund Name	Investment Adviser/Subadviser	Investment Objective	Total Annual Fund Expenses
M Fund Brandes International Equity Fund [1]	Investment Adviser: M Financial Investment Advisers, Inc. Sub-Adviser: Brandes Investment Partners, LLC

Seeks to provide long-term capital appreciation through investing mainly in equity securities of foreign issuers, including common stocks, preferred stocks and securities that are convertible into common stocks.

Gross: 0.97% Net: 0.97%
M Fund Business Opportunity Value Fund [1]	Investment Adviser: M Financial Investment Advisers, Inc. Sub-Adviser: Iridian Asset Management LLC	Seeks to provide long-term capital appreciation through investing primarily in equity securities of U.S. issuers in the large-to-medium-capitalization segments of the U.S. stock market.	Gross: 1.90% Net: 0.90%
M Fund Clifton Enhanced U. S. Equity Fund [1,2]	Investment Adviser: M Financial Investment Advisers, Inc. Sub-Adviser: The Clifton Group

Seeks to provide above-market total return through investing in futures contracts on the Standard & Poor's 500 Composite Stock Price Index with the goal of earning a return equal to the Index. Since Futures Contracts do not require cash outlays, all of the Fund's assets are invested in a "cash" portfolio of high quality debt instruments designed to add small incremental return above that of the Index (and to meet margin requirements).

Gross: 0.79% Net: 0.63%
M Fund Frontier Capital Appreciation Fund [1]	Investment Adviser: M Financial Investment Advisers, Inc. Sub-Adviser: Frontier Capital Management Company, LLC

Seeks to provide maximum capital appreciation through investing in common stock of U.S. companies of all sizes with emphasis on stocks of companies with capitalizations that are consistent of those companies found in the Russell 2500.

Gross: 1.13% Net: 1.13%
M Fund Turner Core Growth Fund [1]	Investment Adviser: M Financial Investment Advisers, Inc. Sub-Adviser: Turner Investment Partners, Inc.	Seeks to provide long-term capital appreciation through investing mainly in common stocks of U.S. companies that show strong earnings growth potential.	Gross: 0.75% Net: 0.70%
[1]

M Financial Investment Advisers has voluntarily undertaken to waive or otherwise reimburse each of the M Funds for their operating expenses, exclusive of advisory fees, brokerage or other portfolio transaction expenses or expenses of litigation, indemnification, taxes or other extraordinary expenses, to the extent that they exceed 0.25% of the average daily net assets of the fund.

[2]	Closed to new investments effective April 30, 2003, and scheduled for liquidation on June 30, 2003, or as soon thereafter as is practicable.

* * * * * * * * * * * * * * * * *

The following information is added to the performance tables in the Performance Reporting and Advertising section of the Statement of Additional Information:

Average Annual Total Returns as of 3/31/03
Fund Name	1-Mo*	YTD*	1-Yr	3-Yr	5-Yr	10-Yr	Since Fund Inception	Fund Inception Date
M Fund - Brandes International Equity Fund	-5.14%	-12.94%	-29.78%	-11.29%	0.34%		2.18%	1/4/1996
M Fund - Business Opportunity Value Fund	0.41%	-5.36%	-28.64%				-22.37%	2/1/2002
M Fund - Clifton Enhanced U. S. Equity Fund [3]	-0.98%	-6.57%	-30.07%	-18.27%	-5.59%		4.78%	1/4/1996
M Fund - Frontier Capital Appreciation Fund	0.98%	-2.61%	-29.24%	-13.48%	1.19%		8.53%	1/4/1996
M Fund - Turner Core Growth Fund	1.46%	-1.22%	-26.08%	-23.59%	-3.68%		5.06%	1/4/1996

*  Returns not annualized.
[3]	Closed to new investments effective April 30, 2003, and scheduled for liquidation on June 30, 2003, or as soon thereafter as is practicable.

PART B
INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION

SECURITY LIFE SEPARATE ACCOUNT L1 OF SECURITY LIFE OF DENVER INSURANCE COMPANY
Statement of Additional Information dated May 1, 2003
CORPORATE BENEFITS Variable Universal Life Insurance Policy

This Statement of Additional Information is not a prospectus and should be read in conjunction with the current Corporate Benefits prospectus dated May 1, 2003. The policy offered in connection with the prospectus is a flexible premium variable universal life insurance policy funded through the Security Life Separate Account L1.

A free prospectus is available upon request by contacting the Security Life of Denver Insurance Company Customer Service P.O. Box 173888 Denver, CO 80217-3888 by calling 1-877-253-5050 or by accessing the SEC's web site at www.sec.gov.

Read the prospectus before you invest. Unless otherwise indicated, terms used in this Statement of Additional Information shall have the same meaning as in the prospectus.
TABLE OF CONTENTS
Page
General Information and History	2
Distribution of the Policies	2
Performance Reporting and Advertising	3
Experts	8
Financial Statements	8
Financial Statements of Security Life Separate Account L1	S-1
Statutory Basis Financial Statements of Security Life of Denver Insurance Company	F-1

GENERAL INFORMATION AND HISTORY

Security Life of Denver Insurance Company (the "company," "we," "us," "our") issues the policy described in the prospectus and is responsible for providing each policy's insurance benefits. We are a stock life insurance company organized in 1929 and incorporated under the laws of the State of Colorado and an indirect, wholly-owned subsidiary of ING Groep N.V. ("ING"), a global financial institution active in the fields of insurance, banking and asset management. ING is headquartered in Amsterdam, The Netherlands. We are engaged in the business of issuing insurance policies. Our headquarters is at 1290 Broadway, Denver, Colorado 80203-5699.

We established the Security Life Separate Account L1 (the "variable account") on November 3, 1993, as one of our separate accounts under the laws of the State of Colorado for the purpose of funding variable life insurance policies issued by us. The variable account is registered with the Securities and Exchange Commission ("SEC") as a unit investment trust under the Investment Company Act of 1940, as amended. Premium payments may be allocated to one or more of the available sub-accounts of the variable account. Each sub-account invests in shares of a corresponding fund at net asset value. We may make additions to, deletions from or substitutions of available funds as permitted by law and subject to the conditions of the policy.

Other than the policy owner fees and charges described in the prospectus, all expenses incurred in the operations of the variable account are borne by the company. We do, however, receive compensation for certain recordkeeping, administration or other services from the funds or affiliates of the funds available through the policies. See "Fees and Charges" in the prospectus.

The company maintains custody of the assets of the variable account. As custodian, the company holds cash balances for the variable account pending investment in the funds or distribution. The funds in whose shares the assets of the sub-accounts of the variable account are invested each have custodians, as discussed in the respective fund prospectuses.

DISTRIBUTION OF THE POLICIES

The company's affiliate, ING America Equities, Inc., serves as the principal underwriter (distributor) for the policies. ING America Equities, Inc. was organized under the laws of the State of Colorado on September 27, 1993 and is registered as a broker/dealer with the SEC and the National Association of Securities Dealers, Inc. We pay ING America Equities, Inc. under a distribution agreement dated May 1, 2002. ING America Equities, Inc.'s principal office is located at 1290 Broadway, Denver, Colorado 80203-5699.

ING America Equities, Inc. offers the securities under the policies on a continuous basis.
For the years ended December 31, 2002, 2001 and 2000, the aggregate amount paid to ING America Equities under our distribution agreement was $493,873.00, $665,977.00 and $458,680.00, respectively.

We sell our policies through licensed insurance agents who are registered representatives of affiliated and unaffiliated broker/dealers. A description of the manner in which the policies are purchased may be found in the prospectus under the section entitled "Purchasing a Policy."

All broker/dealers who sell this policy have entered into selling agreements with us. Under these selling agreements, we pay a distribution allowance to broker/dealers, who in turn pay commissions to their agents/registered representatives who sell this policy. We may make loans to agents/registered representatives, or advance commissions in anticipation of future receipt of premiums (a form of lending to agents/registered representatives). These loans may have advantageous terms, such as interest rate reduction and/or principal forgiveness, that may be conditioned on insurance sales.

The policy has two structures for the distribution allowance, but the structure does not affect fees or charges on your policy.
Under the first structure, the distribution allowance is up to 17.5% of the target premium we receive in the first year and a lower percentage thereafter.
Under the second structure, the distribution allowance is up to 27.5% of the target premium we receive in the first policy year and a lower percentage through year ten.

Broker/dealers receive renewal commissions (trails) of up to 0.20% of the average net policy value in policy years 1-10 and a lower rate thereafter under the first structure. There is no trail commission under the second structure.

We pay wholesaler fees and marketing and training allowances. We may provide repayments or make sponsor payments for broker/dealers to use in sales contests for their registered representatives. We do not hold contests directly based on sales of this product. We do hold training programs from time to time at our own expense. We pay dealer concessions, wholesaling fees, other allowances and the costs of all other incentives or training programs from our resources which include sales charges.

PERFORMANCE REPORTING AND ADVERTISING

Information regarding the past, or historical, performance of the sub-accounts of the variable account and the funds available for investment through the sub-accounts of the variable account may appear in advertisements, sales literature or reports to policy owners or prospective purchasers. Such performance information for the sub-accounts will reflect the deduction of all fund fees and charges, including investment management fees, distribution (12b-1) fees and other expenses but will not reflect deductions for any policy fees and charges. If the policy's premium expense, cost of insurance, administrative and mortality and expense risk charges and the other transaction, periodic or optional benefits fees and charges were deducted, the performance shown would be significantly lower.

Performance history of the sub-accounts of the variable account and the corresponding funds is measured by comparing the value at the beginning of the period to the value at the end of the period. Performance is usually calculated for periods of one month, three months, year-to-date, one year, three years, five years, ten years (if the Fund has been in existence for these periods) and since the inception date of the Fund (if the Fund has been in existence for less than ten years). We may provide performance information showing average annual total returns for periods prior to the date a sub-account commenced operation. We will calculate such performance information based on the assumption that the sub-accounts were in existence for the same periods as those indicated for the funds, with the level of charges at the variable account level that were in effect at the inception of the sub-accounts.

Simply stated, average annual total returns show the percent change in values, with dividends and capital gains reinvested, after the deduction of all fund fees and charges, including investment management fees, distribution (12b-1) fees and other expenses. Average annual total returns are calculated according to the following formula:

(ERV + P)1/ n –1 = T
Where:	P = T = n = ERV =	A hypothetical initial payment of $1,000. Average annual total return. Number of years. Ending redeemable value of the hypothetical $1,000 payment made at the beginning of the relevant period.

Unless otherwise noted, the returns represent annualized figures, i.e., they show the rate of growth that would have produced the corresponding cumulative return had performance been constant over the entire period quoted.

Any current yield quotation for a money market fund, subject to Rule 482 of the Securities Act of 1933, will consist of a seven calendar day historical yield, carried at least to the nearest hundredth of a percent. The yield will be calculated by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one accumulation unit at the beginning of the base period, subtracting a hypothetical charge reflecting deductions from contract owner accounts, and dividing the net change in account value by the value of the account at the beginning of the period to obtain a base period return, and multiplying the base period return by (365/7) or (366/7) in a leap year. Actual yields will depend on factors such as the type of instruments in the fund's portfolio, portfolio quality and average maturity, changes in interest rates, and the fund's expenses.

Investment results of the funds will fluctuate over time and any presentation of past performance should not be considered as a representation of what may be achieved in the future.
The following table shows the performance history of the underlying funds available for investment through the sub-accounts of the variable account for the periods indicated.

Average Annual Total Returns as of 3/31/03
Fund Name	1-Mo*	YTD*	1-Yr	3-Yr	5-Yr	10-Yr	Since Fund Inception	Fund Inception Date
AIM V.I. Capital Appreciation Fund - Series I	1.38%	-1.77%	-25.52%	-23.60%	-4.60%		6.94%	5/5/1993
AIM V.I. Government Securities Fund - Series I	-0.56%	0.16%	9.49%	8.12%	6.16%		5.77%	5/5/1993
Alger American Growth Portfolio - Class O Shares	1.91%	-0.45%	-30.96%	-23.12%	-3.09%	8.91%		1/9/1989
Alger American MidCap Growth Portfolio - Class O Shares	2.09%	1.93%	-25.92%	-15.22%	1.64%		12.43%	5/3/1993
Alger American Small Capitalization Portfolio - Class O Shares	0.58%	-0.90%	-26.93%	-29.78%	-10.97%	2.11%		9/21/1988
American Funds Insurance Series - Growth Fund - Class 2 **
American Funds Insurance Series - Growth Income Fund - Class 2 **
American Funds Insurance Series - International Fund - Class 2 **

Average Annual Total Returns as of 3/31/03
Fund Name	1-Mo*	YTD*	1-Yr	3-Yr	5-Yr	10-Yr	Since Fund Inception	Fund Inception Date
Fidelity® VIP Growth Portfolio	0.84%	-2.85%	-31.35%	-22.92%	-3.29%	7.72%		10/9/1986
Fidelity® VIP Index 500 Portfolio	0.96%	-3.20%	-24.90%	-16.27%	-3.99%	8.22%		8/27/1992
Fidelity® VIP Overseas Portfolio	-4.13%	-10.34%	-29.73%	-23.12%	-8.46%	3.07%		1/28/1987
ING Hard Assets Portfolio - Institutional Class ***	-2.96%	-6.32%	-17.97%	-5.11%	-7.25%	6.35%		1/24/1989
ING Limited Maturity Bond Portfolio - Service Class	0.17%	1.05%	8.66%	7.83%	6.24%	5.73%		1/25/1989
ING Liquid Asset Portfolio - Service Class	0.07%	0.23%	1.27%	3.38%	4.00%	4.25%		1/24/1989
ING Marsico Growth Portfolio - Institutional Class ***	3.08%	0.00%	-25.63%	-30.30%			-5.16%	8/14/1998
ING MFS Mid Cap Growth Portfolio - Institutional Class ***	1.25%	0.28%	-44.26%	-28.40%			-2.68%	8/14/1998
ING MFS Research Portfolio - Institutional Class ***	1.32%	-3.43%	-27.58%	-20.64%			-5.38%	8/14/1998
ING MFS Total Return Portfolio - Institutional Class ***	-0.14%	-2.63%	-10.24%	2.19%			3.93%	8/14/1998
ING Salomon Brothers Investors Portfolio	-4.49%	-4.49%	-26.86%	-9.23%			-6.70%	2/1/2000
ING T. Rowe Price Capital Appreciation Portfolio - Institutional Class ***	-0.42%	-3.04%	-9.40%	9.00%	6.75%	8.85%		1/24/1989
ING T. Rowe Price Equity Income Portfolio - Institutional Class ***	0.22%	-6.28%	-22.25%	-1.37%	-0.98%	4.87%		1/24/1989
ING UBS Tactical Asset Allocation Portfolio	0.96%	-3.26%	-25.63%				-20.84%	12/10/2001
ING Van Kampen Comstock Portfolio - Initial Class	0.12%	-3.11%					-20.17%	5/1/2002
ING JP Morgan Mid Cap Value Portfolio	1.12%	-1.95%					-9.10%	5/1/2002
ING PIMCO Total Return Portfolio	-0.28%	1.42%					9.75%	5/1/2002
ING Salomon Brothers Aggressive Growth Portfolio	3.44%	1.63%	-30.33%	-31.32%	-10.86%		-7.04%	11/28/1997

Average Annual Total Returns as of 3/31/03
Fund Name	1-Mo*	YTD*	1-Yr	3-Yr	5-Yr	10-Yr	Since Fund Inception	Fund Inception Date
ING VP Bond Portfolio - Class R	0.29%	2.07%	11.26%	9.17%	6.82%	6.73%		5/23/1973
ING VP Index Plus LargeCap Portfolio - Class R	1.06%	-3.23%	-24.00%	-16.68%	-3.17%		5.58%	9/15/1996
ING VP Index Plus MidCap Portfolio - Class R	0.71%	-3.96%	-21.49%	-4.58%	5.26%		7.70%	12/16/1997
ING VP Index Plus SmallCap Portfolio - Class R	0.75%	-5.43%	-22.96%	-3.48%	-1.66%		0.97%	12/19/1997
ING VP Growth Opportunities Portfolio - Class R	-0.27%	-1.60%	-28.90%				-29.32%	5/3/2000
ING VP MagnaCap Portfolio - Class R	-0.45%	-3.37%	-27.08%				-12.95%	5/8/2000
ING VP MidCap Opportunities Portfolio - Class R	0.45%	0.22%	-25.08%				-23.94%	5/5/2000
ING VP SmallCap Opportunities Portfolio - Class R	-0.78%	-4.69%	-39.66%	-30.43%	0.80%		6.63%	5/6/1994
INVESCO VIF-Core Equity Fund	0.50%	-3.86%	-24.23%	-10.59%	-2.15%		8.45%	8/10/1994
INVESCO VIF-Health Sciences Fund	4.46%	2.11%	-18.32%	-5.39%	2.77%		6.62%	5/21/1997
INVESCO VIF-High Yield Fund	0.85%	5.20%	7.35%	-7.02%	-3.82%		4.07%	5/27/1994
INVESCO VIF-Small Company Growth Fund	1.04%	-3.94%	-28.33%	-26.24%	-2.14%		0.17%	8/25/1997
Janus Aspen Series Growth Portfolio - Service Shares	0.85%	-2.14%	-28.33%	-24.98%	-4.81%		5.92%	9/13/1993
Janus Aspen Series International Growth Portfolio - Service Shares	-2.03%	-10.01%	-32.29%	-27.91%	-4.77%		5.97%	5/2/1994
Janus Aspen Series Mid Cap Growth Portfolio - Service Shares	1.56%	-0.13%	-21.09%	-35.48%	-4.77%		6.55%	9/13/1993
Janus Aspen Series Worldwide Growth Portfolio - Service Shares	-1.44%	-8.26%	-31.21%	-26.40%	-4.80%		8.47%	9/13/1993
Neuberger Berman AMT Partners Portfolio	0.27%	-1.75%	-27.46%	-10.14%	-6.01%		7.05%	3/22/1994

Average Annual Total Returns as of 3/31/03
Fund Name	1-Mo*	YTD*	1-Yr	3-Yr	5-Yr	10-Yr	Since Fund Inception	Fund Inception Date
Pioneer Mid Cap Value VCT Portfolio - Class I Shares	0.49%	-3.55%	-19.25%	1.77%	1.03%		8.70%	3/1/1995
Pioneer Small Cap Value VCT Portfolio - Class I Shares	0.35%	-7.58%	-27.46%				-10.79%	11/8/2001
Putnam VT Growth and Income Fund - Class IB Shares	0.14%	-5.66%	-25.64%	-7.70%	-4.02%	7.26%		2/1/1988
Putnam VT New Opportunities Fund - Class IB Shares	1.34%	-1.30%	-28.71%	-32.56%	-8.37%		5.21%	5/3/1994
Putnam VT Small Cap Value Fund - Class IB Shares	0.60%	-5.11%	-28.77%	2.11%			4.12%	4/30/1999
Putnam VT Voyager Fund - Class IB Shares	1.87%	-1.50%	-27.00%	-24.93%	-4.34%	8.20%		2/1/1988
Van Eck Worldwide Bond Fund	0.09%	3.96%	27.69%	6.69%	4.64%	5.06%		9/1/1989
Van Eck Worldwide Emerging Markets Fund	-6.52%	-9.01%	-21.37%	-21.73%	-8.64%		-4.08%	12/21/1995
Van Eck Worldwide Real Estate Fund	-0.73%	-2.78%	-13.06%	4.79%	-0.65%		3.30%	6/23/1997

* Returns not annualized.

** These funds did not become available under the policy until May 1, 2003, the date of this Statement of Additional Information. No performance for these funds is currently shown herein, but subsequent advertisements, sales literature, reports to policy owners or prospective purchasers and amendments to this Statement of Additional Information will contain performance information for the relevant period(s) of time.

*** Effective May 1, 2003 the Institutional Class of fund shares will replace the Service Class of fund shares. Institutional Class shares have 0.25% lower total fund expenses than the Service Class shares, and the effect of this transaction is to give policy owners an investment in the same fund managed by the same investment adviser at a lower cost.

We may compare performance of the sub-accounts and/or the funds as reported from time to time in advertisements and sales literature to other variable life insurance issuers in general; to the performance of particular types of variable life insurance policies investing in mutual funds; or to investment series of mutual funds with investment objectives similar to each of the sub-accounts, whose performance is reported by Lipper Analytical Services, Inc. ("Lipper") and Morningstar. Inc. ("Morningstar") or reported by other series, companies, individuals or other industry or financial publications of general interest, such as Forbes, Money, The Wall Street Journal, Business Week, Barron's, Kiplinger's and Fortune. Lipper and Morningstar are independent services which monitor and rank the performances of variable life insurance issuers in each of the major categories of investment objectives on an industry-wide basis.

Lipper's and Morningstar's rankings include variable annuity issuers as well as variable life insurance issuers. The performance analysis prepared by Lipper and Morningstar ranks such issuers on the basis of total return, assuming reinvestment of distributions, but does not take sales charges, redemption fees or certain expense deductions at the separate account level into consideration. We may also compare the performance of each sub-account in advertising and sales literature to the Standard & Poor's Index of 500 common stocks and the Dow Jones Industrials, which are widely used measures of stock market performance. We may also compare the performance of each sub-account to other widely recognized indices. Unmanaged indices may assume the reinvestment of dividends, but typically do not reflect any "deduction" for the expense of operating or managing an investment portfolio.

EXPERTS

The statement of assets and liabilities of Security Life Separate Account L1 as of December 31, 2002, and the related statement of operations for the year then ended and statements of changes in net assets for each of the two years in the period then ended and the statutory-basis financial statements of Security Life of Denver Insurance Company as of December 31, 2002 and 2001, and for the years then ended, appearing in this Statement of Additional Information, have been audited by Ernst & Young LLP, independent auditors, as set forth in their reports thereon appearing elsewhere herein, and are included in reliance upon such reports given on the authority of such firm as experts in accounting and auditing.

The primary business address of Ernst & Young LLP is Suite 2800, 600 Peachtree Street, Atlanta, GA 30308-2215.

FINANCIAL STATEMENTS

The financial statements of the variable account reflect the financial position and operations of the variable account as of, and for the year ended December 31, 2002 and are audited. The periods covered are not necessarily indicative of the longer term performance of the assets held in the variable account.

The statutory basis financial statements of the company as of December 31, 2002 and 2001 and for the years then ended are audited. The statutory basis financial statements of the company should be distinguished from the financial statements of the variable account and should be considered only as bearing upon the ability of the company to meet its obligations under the policies. They should not be considered as bearing on the investment performance of the assets held in the variable account. The periods covered are not necessarily indicative of the longer term performance of the company.

The financial statements of the variable account as of, and for the year ended December 31, 2002, have been prepared on the basis of accounting principals generally accepted in the United States. The statutory basis financial statements of the company as of December 31, 2002 and 2001, and for the years then ended, have been prepared on the basis of statutory accounting practices prescribed or permitted by the Division of Insurance of the Department of Regulatory Agencies of the State of Colorado.

Security Life Separate Account L1
Security Life of Denver Insurance Company
Separate Account L1
Year ended December 31, 2002
with Report of Independent Auditors

Security Life of Denver Insurance Company
Separate Account L1

Financial Statements

Year ended December 31, 2002

Report of Independent Auditors

The Board of Directors and Participants
Security Life of Denver Insurance Company

We have audited the accompanying statement of assets and liabilities of Security Life of Denver Insurance Company Separate Account L1 (the "Account") (comprised of the AIM VI Capital Appreciation, AIM VI Government Securities, Alger American Growth, Alger American Leveraged AllCap, Alger American MidCap Growth, Alger American Small Capitalization, Fidelity® VIP Growth, Fidelity® VIP Growth SC, Fidelity® VIP Money Market, Fidelity® VIP Overseas, Fidelity® VIP Overseas SC, Fidelity® VIP II Asset ManagerSM, Fidelity® VIP II Asset ManagerSM SC, Fidelity® VIP II Index 500, GCG Trust Equity Income, GCG Trust Fully Managed, GCG Trust Growth , GCG Trust Liquid Asset, GCG Trust Limited Maturity Bond, GCG Trust Midcap Growth, GCG Trust Research, GCG Trust Total Return , ING UBS Tactical Asset Allocation, ING Van Kampen Comstock , ING VP Bond , ING VP Index Plus Large Cap , ING VP Index Plus Mid Cap Portfolio, ING VP Index Plus Small Cap , ING VP Growth Opportunities, ING VP MagnaCap , ING VP MidCap Opportunities, ING VP SmallCap Opportunities, INVESCO VIF-Core Equity, INVESCO-VIF Health Sciences, INVESCO-VIF High Yield, INVESCO-VIF Small Company Growth, INVESCO-VIF Total Return, INVESCO VIF-Utilities, Janus Aspen Aggressive Growth, Janus Aspen Growth, Janus Aspen International Growth, Janus Aspen Worldwide, M Fund Brandes International Equity, M Fund Business Opportunity Value, M Fund Clifton Enhanced US Equity, M Fund Frontier Capital Appreciation, M Fund Turner Core Growth, Neuberger Berman AMT Growth, Neuberger Berman AMT Limited Maturity Bond, Neuberger Berman AMT Partners, Pioneer Mid–Cap Value VCT, Pioneer Small Cap Value VCT, Putnam VT Growth and Income, Putnam VT New Opportunities, Putnam VT Small Cap Value, Putnam VT Voyager, Van Eck Worldwide Bond, Van Eck Worldwide Emerging Markets, Van Eck Worldwide Hard Assets and Van Eck Worldwide Real Estate Divisions) as of December 31, 2002, and the related statements of operations and changes in net assets for the periods disclosed in the financial statements. These financial statements are the responsibility of the Account’s management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2002, by correspondence with the transfer agents. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the Divisions of the Security Life of Denver Insurance Company Separate Account L1 at December 31, 2002, and the results of their operations and changes in their net assets for the periods disclosed in the financial statements, in conformity with accounting principles generally accepted in the United States.

Atlanta, Georgia
March 14, 2003

Security Life of Denver Insurance Company
Separate Account L1

Statement of Assets and Liabilities

December 31, 2002

	AIM VI Capital Appreciation	AIM VI Government Securities	Alger American Growth	Alger American Leveraged AllCap	Alger American Midcap Growth

Assets
Investments in mutual funds at fair value	$8,853,156	$33,988,372	$33,021,494	$13,112,182	$27,447,575
Total assets	8,853,156	33,988,372	33,021,494	13,112,182	27,447,575

Net assets	$8,853,156	$33,988,372	$33,021,494	$13,112,182	$27,447,575

Number of units outstanding:
Class A	1,010,199.681	2,474,652.208	1,984,810.837	567,727.667	1,224,805.607
Class B	68,079.752	145,772.961	141,049.895	86,059.865	185,624.502

Value per unit:
Class A	$8.29	$12.97	$16.21	$22.15	$21.07
Class B	$7.03	$12.98	$6.01	$6.24	$8.84

Total number of shares	538,841	2,740,998	1,340,702	628,882	2,204,624

Cost of shares	$10,756,928	$32,652,162	$61,280,830	$18,101,122	$36,505,635

See accompanying notes.

Alger American Small Capitalization	Fidelity® VIP Growth	Fidelity® VIP Growth SC	Fidelity® VIP Money Market	Fidelity® VIP Overseas	Fidelity® VIP Overseas SC	Fidelity® VIP II Asset ManagerSM	Fidelity® VIP II Asset ManagerSM SC

$11,557,190	$41,407,811	$529,507	$101,019,449	$25,635,628	$567,756	$21,839,166	$587,924
11,557,190	41,407,811	529,507	101,019,449	25,635,628	567,756	21,839,166	587,924

$11,557,190	$41,407,811	$529,507	$101,019,449	$25,635,628	$567,756	$21,839,166	$587,924

1,174,687.968	2,368,468.284	–	7,283,305.652	2,501,135.596	–	1,412,623.962	–
23,053.533	39,075.715	88,843.477	–	45,877.957	93,380.930	–	65,107.840

$9.74	$17.38	–	$13.87	$10.13	–	$15.46	–
$5.02	$6.24	$5.96	–	$6.52	$6.08	–	$9.03

946,535	1,766,543	22,687	101,019,449	2,334,750	51,896	1,712,876	46,440

$13,668,234	$57,254,068	$600,528	$101,019,449	$26,803,381	$624,468	$23,743,804	$611,044

Security Life of Denver Insurance Company
Separate Account L1

Statement of Assets and Liabilities (continued)

December 31, 2002

	Fidelity® VIP II Index 500	GCG Trust Equity Income	GCG Trust Fully Managed	GCG Trust Growth	GCG Trust Limited Maturity Bond

Assets
Investments in mutual funds at fair value	$151,371,014	$98,622	$11,221,606	$4,663	$329,404
Total assets	151,371,014	98,622	11,221,606	4,663	329,404

Net assets	$151,371,014	$98,622	$11,221,606	$4,663	$329,404

Number of units outstanding:
Class A	7,251,028.164	–	824,950.391	–	–
Class B	1,534,309.143	10,559.057	232,614.871	798.471	25,896.549

Value per unit:
Class A	$19.42	–	$10.58	–	–
Class B	$6.88	$9.34	$10.72	$5.84	$12.72

Total number of shares	1,514,922	10,146	655,085	480	28,794

Cost of shares	$207,901,220	$100,952	$11,632,059	$4,825	$332,110

See accompanying notes.

GCG Trust Liquid Asset	GCG Trust Midcap Growth	GCG Trust Research	GCG Trust Total Return	ING UBS Tactical Asset Allocation	ING Van Kampen Comstock	ING VP Bond	ING VP Index Plus Large Cap

$20,314,080	$1,478,563	$4,191	$151,462	$15,294	$1,265,341	$2,538,905	$388,681
20,314,080	1,478,563	4,191	151,462	15,294	1,265,341	2,538,905	388,681

$20,314,080	$1,478,563	$4,191	$151,462	$15,294	$1,265,341	$2,538,905	$388,681

–	208,207.341	–	–	592.283	128,234.139	186,964.742	8,787.151
1,780,375.144	68,717.709	636.005	13,694.602	1,363.931	23,012.382	48,286.480	39,902.740

–	$4.90	–	–	$7.79	$8.36	$10.78	$7.95
$11.41	$6.67	$6.59	$11.06	$7.83	$8.40	$10.84	$7.99

20,314,080	203,659	350	10,227	639	151,538	187,650	35,823

$20,314,080	$1,801,886	$5,345	$149,416	$14,959	$1,244,035	$2,532,978	$405,397

Security Life of Denver Insurance Company
Separate Account L1

Statement of Assets and Liabilities (continued)

December 31, 2002

	ING VP Index Plus Mid Cap	ING VP Index Plus Small Cap	ING VP Growth Opportunities	ING VP MagnaCap	ING VP MidCap Opportunities

Assets
Investments in mutual funds at fair value	$3,193,120	$629,936	$129,825	$1,026,451	$867,807
Total assets	3,193,120	629,936	129,825	1,026,451	867,807

Net assets	$3,193,120	$629,936	$129,825	$1,026,451	$867,807

Number of units outstanding:
Class A	135,259.234	56,734.279	19,310.583	105,690.896	65,057.332
Class B	249,642.144	20,151.874	2,805.514	31,299.882	63,233.802

Value per unit:
Class A	$8.27	$8.18	$5.86	$7.47	$6.72
Class B	$8.31	$8.23	$5.94	$7.57	$6.81

Total number of shares	269,234	63,310	34,620	150,506	192,846

Cost of shares	$3,282,754	$628,354	$176,275	$1,186,456	$929,286

See accompanying notes.

ING VP SmallCap Opportunities	INVESCO VIF-Core Equity	INVESCO VIF-Health Sciences	INVESCO VIF-High Yield	INVESCO VIF-Small Company Growth	INVESCO VIF-Total Return	INVESCO VIF Utilities	Janus Aspen Aggressive Growth

$1,297,483	$23,264,805	$134,399	$23,179,413	$12,028,885	$9,979,855	$6,946,126	$1,539,424
1,297,483	23,264,805	134,399	23,179,413	12,028,885	9,979,855	6,946,126	1,539,424

$1,297,483	$23,264,805	$134,399	$23,179,413	$12,028,885	$9,979,855	$6,946,126	$1,539,424

165,235.192	1,098,121.948	10,603.776	1,760,898.005	1,167,641.075	655,329.911	562,884.908	473,840.825
73,207.244	202,495.621	5,810.894	102,465.829	77,402.397	46,770.039	22,057.145	50,694.719

$5.42	$19.72	$8.17	$12.72	$9.81	$14.59	$12.12	$2.93
$5.49	$7.95	$8.22	$7.62	$7.42	$8.95	$5.62	$2.98

121,829	1,575,139	9,774	3,444,192	1,186,281	898,277	622,413	98,555

$1,902,460	$28,962,620	$141,812	$24,622,194	$15,001,077	$11,118,418	$8,667,918	$2,076,257

Security Life of Denver Insurance Company
Separate Account L1

Statement of Assets and Liabilities (continued)

December 31, 2002

	Janus Aspen Growth	Janus Aspen International Growth	Janus Aspen Worldwide	M Fund Brandes International Equity	M Fund Business Opportunity Value

Assets
Investments in mutual funds at fair value	$2,560,268	$4,483,550	$3,609,449	$5,756,504	$199,816
Total assets	2,560,268	4,483,550	3,609,449	5,756,504	199,816

Net assets	$2,560,268	$4,483,550	$3,609,449	$5,756,504	$199,816

Number of units outstanding:
Class A	455,556.082	701,284.382	609,772.820	712,851.405	18,138.009
Class B	112,899.261	215,817.236	121,630.167	9,291.752	8,134.644

Value per unit:
Class A	$4.49	$4.87	$4.92	$7.97	$7.59
Class B	$4.56	$4.95	$5.01	$8.08	$7.64

Total number of shares	176,814	260,975	172,289	577,382	25,519

Cost of shares	$2,748,937	$5,331,632	$4,573,695	$6,719,489	$207,554

See accompanying notes.

M Fund Clifton Enhanced US Equity	M Fund Frontier Capital Appreciation	M Fund Turner Core Growth	Neuberger Berman AMT Growth	Neuberger Berman AMT Limited Maturity Bond	Neuberger Berman AMT Partners	Pioneer Mid–Cap Value VCT	Pioneer Small Cap Value VCT

$2,052,635	$3,389,941	$618,622	$9,721,796	$32,704,060	$23,077,159	$864,001	$760,279
2,052,635	3,389,941	618,622	9,721,796	32,704,060	23,077,159	864,001	760,279

$2,052,635	$3,389,941	$618,622	$9,721,796	$32,704,060	$23,077,159	$864,001	$760,279

268,638.882	428,953.580	86,890.610	772,085.149	2,004,024.031	1,283,454.993	74,993.843	76,159.873
9,369.013	5,582.675	2,469.953	16,050.320	224,521.765	62,949.940	27,126.395	19,735.321

$7.38	$7.80	$6.92	$12.47	$15.07	$17.62	$8.45	$7.92
$7.48	$7.90	$7.02	$5.85	$11.15	$7.35	$8.49	$7.96

210,743	267,980	62,996	1,225,952	2,422,523	2,024,312	57,831	82,370

$2,571,781	$3,702,834	$784,510	$13,621,743	$31,999,900	$29,361,816	$896,667	$772,717

Security Life of Denver Insurance Company
Separate Account L1

Statement of Assets and Liabilities (continued)

December 31, 2002

	Putnam VT Growth and Income	Putnam VT New Opportunities	Putnam VT Small Cap Value	Putnam VT Voyager	Van Eck Worldwide Bond

Assets
Investments in mutual funds at fair value	$5,212,756	$578,616	$9,711,919	$1,275,038	$3,819,827
Total assets	5,212,756	578,616	9,711,919	1,275,038	3,819,827

Net assets	$5,212,756	$578,616	$9,711,919	$1,275,038	$3,819,827

Number of units outstanding:
Class A	547,347.816	66,170.002	914,346.171	139,445.631	303,475.374
Class B	110,949.874	21,340.667	117,215.617	43,710.462	25,602.564

Value per unit:
Class A	$7.90	$6.59	$7.92	$6.94	$11.61
Class B	$8.01	$6.68	$7.96	$7.03	$11.58

Total number of shares	279,654	50,314	798,678	61,094	333,318

Cost of shares	$6,001,135	$684,380	$11,602,116	$1,520,648	$3,528,326

See accompanying notes.

Van Eck Worldwide Emerging Markets	Van Eck Worldwide Hard Assets	Van Eck Worldwide Real Estate

$5,739,815	$2,147,931	$4,885,558
5,739,815	2,147,931	4,885,558

$5,739,815	$2,147,931	$4,885,558

750,562.887	231,042.499	450,121.438
26,417.142	2,046.115	39,706.349

$7.37	$9.22	$9.88
$7.88	$8.66	$11.04

727,480	208,537	485,160

$6,025,830	$2,422,858	$5,209,582

Security Life of Denver Insurance Company
Separate Account L1

Statement of Operations

For the year ended December 31, 2002

	AIM VI Capital Appreciation	AIM VI Government Securities	Alger American Growth	Alger American Leveraged AllCap
Net investment income (loss)
Income:
Dividends from mutual funds	$ –	$ 618,044	$ 16,133	$ 1,367
Total investment income (loss)	–	618,044	16,133	1,367

Expenses:
Mortality, expense risk, and other charges	77,787	218,828	296,501	128,389
Total expenses	77,787	218,828	296,501	128,389
Net investment income (loss)	(77,787)	399,216	(280,368)	(127,022)

Realized and unrealized gains (losses) on investments
Net realized gains (losses) on investments	(5,114,783)	1,188,673	(6,344,836)	(2,672,985)
Net unrealized appreciation (depreciation) on investments	2,020,844	940,076	(10,079,582)	(4,955,509)
Net realized and unrealized gains (losses) on investments	(3,093,939)	2,128,749	(16,424,418)	(7,628,494)

Net increase (decrease) in net assets resulting from operations	$(3,171,726)	$2,527,965	$(16,704,786)	$(7,755,516)
	Fidelity® VIP II Asset ManagerSM	Fidelity® VIP II Asset ManagerSM SC	Fidelity® VIP II Index 500	GCG Trust Equity Income
Net investment income (loss)
Income:
Dividends from mutual funds	$726,624	$13,610	$2,310,387	$1,879
Total investment income (loss)	726,624	13,610	2,310,387	1,879

Expenses:
Mortality, expense risk, and other charges	154,023	–	1,209,442	–
Total expenses	154,023	–	1,209,442	–
Net investment income (loss)	572,601	13,610	1,100,945	1,879

Realized and unrealized gains (losses) on investments
Net realized gains (losses) on investments	(1,528,024)	(22,007)	(6,959,395)	(877)
Net unrealized appreciation (depreciation) on investments	(1,214,763)	(30,940)	(38,607,268)	(2,183)
Net realized and unrealized gains (losses) on investments	(2,742,787)	(52,947)	(45,566,663)	(3,060)

Net increase (decrease) in net assets resulting from operations	$(2,170,186)	$(39,337)	$(44,465,718)	$(1,181)

See accompanying notes.

Alger American Midcap Growth	Alger American Small Capitalization	Fidelity® VIP Growth	Fidelity® VIP Growth SC	Fidelity® VIP Money Market	Fidelity® VIP Overseas	Fidelity® VIP Overseas SC

$–	$–	$120,285	$282	$1,845,099	$246,449	$1,121
–	–	120,285	282	1,845,099	246,449	1,121

245,141	112,600	366,950	–	822,247	225,316	–
245,141	112,600	366,950	–	822,247	225,316	–
(245,141)	(112,600)	(246,665)	282	1,022,852	21,133	1,121

(3,522,116)	(8,951,800)	(12,171,337)	(40,479)	–	(10,668,952)	(27,407)
(8,891,318)	4,514,448	(5,862,860)	(82,425)	–	4,005,599	(47,952)
(12,413,434)	(4,437,352)	(18,034,197)	(122,904)	–	(6,663,353)	(75,359)

$(12,658,575)	$(4,549,952)	$(18,280,862)	$(122,622)	$1,022,852	$(6,642,220)	$(74,238)
GCG Trust Fully Managed	GCG Trust Growth	GCG Trust Ltd Maturity Bond	GCG Trust Liquid Asset	GCG Trust Midcap Growth	GCG Trust Research	GCG Trust Total Return

$289,595	$–	$50,322	$452,791	$–	$21	$3,431
289,595	–	50,322	452,791	–	21	3,431

49,932	–	–	–	5,781	–	–
49,932	–	–	–	5,781	–	–
239,663	–	50,322	452,791	(5,781)	21	3,431

(31,358)	(809)	(1,338,409)	–	(234,970)	(43)	(13,526)
(325,147)	(291)	2,006,008	–	(344,971)	(1,077)	4,489
(356,505)	(1,100)	667,599	–	(579,941)	(1,120)	(9,037)

$(116,842)	$(1,100)	$717,921	$452,791	$(585,722)	$(1,099)	$(5,606)

Security Life of Denver Insurance Company
Separate Account L1

Statement of Operations (continued)

For the year ended December 31, 2002

	ING Van Kampen Comstock	ING UBS Tactical Asset Allocation	ING VP Bond	ING VP Index Plus Large Cap
Net investment income (loss)
Income:
Dividends from mutual funds	$7,005	$–	$73,299	$157
Total investment income (loss)	7,005	–	73,299	157

Expenses:
Mortality, expense risk, and other charges	1,278	5	3,820	212
Total expenses	1,278	5	3,820	212
Net investment income (loss)	5,727	(5)	69,479	(55)

Realized and unrealized gains (losses) on investments
Net realized gains (losses) on investments	(16,150)	–	7,175	(577)
Net unrealized appreciation (depreciation) on investments	21,306	335	5,927	(16,716)
Net realized and unrealized gains (losses) on investments	5,156	335	13,102	(17,293)

Net increase (decrease) in net assets resulting from operations	$10,883	$330	$82,581	$(17,348)
	INVESCO VIF-Total Return	INVESCO VIF-Health Sciences	INVESCO VIF-High Yield	INVESCO VIF-Small Company Growth
Net investment income (loss)
Income:
Dividends from mutual funds	$286,403	$–	$2,498,995	$–
Total investment income (loss)	286,403	–	2,498,995	–

Expenses:
Mortality, expense risk, and other charges	104,566	201	93,603	86,516
Total expenses	104,566	201	93,603	86,516
Net investment income (loss)	181,837	(201)	2,405,392	(86,516)

Realized and unrealized gains (losses) on investments
Net realized gains (losses) on investments	(2,685,921)	274	(4,182,931)	(4,353,592)
Net unrealized appreciation (depreciation) on investments	714,678	(7,413)	2,132,767	(225,219)
Net realized and unrealized gains (losses) on investments	(1,971,243)	(7,139)	(2,050,164)	(4,578,811)

Net increase (decrease) in net assets resulting from operations	$(1,789,406)	$(7,340)	$355,228	$(4,665,327)

See accompanying notes.

ING VP Index Plus Mid Cap	ING VP Index Plus Small Cap	ING VP MidCap Opportunities	ING VP SmallCap Opportunities	ING VP Growth Opportunities	ING VP MagnaCap	INVESCO VIF-Core Equity

$1,330	$462	$–	$–	$–	$9,597	$400,773
1,330	462	–	–	–	9,597	400,773

2,558	788	3,876	6,777	968	4,733	202,660
2,558	788	3,876	6,777	968	4,733	202,660
(1,228)	(326)	(3,876)	(6,777)	(968)	4,864	198,113

(49,847)	(2,865)	(123,543)	(50,167)	(5,285)	(35,944)	(3,034,771)
(89,634)	1,581	(79,386)	(633,818)	(47,775)	(163,024)	(3,653,749)
(139,481)	(1,284)	(202,929)	(683,985)	(53,060)	(198,968)	(6,688,520)

$(140,709)	$(1,610)	$(206,805)	$(690,762)	$(54,028)	$(194,104)	$(6,490,407)
INVESCO VIF-Utilities	Janus Aspen Aggressive Growth	Janus Aspen Growth	Janus Aspen International Growth	Janus Aspen Worldwide	M Fund Brandes International Equity	M Fund Business Opportunity Value

$36,306	$–	$–	$32,934	$23,352	$275,486	$1,258
36,306	–	–	32,934	23,352	275,486	1,258

54,169	11,251	21,123	34,411	22,859	31,607	272
54,169	11,251	21,123	34,411	22,859	31,607	272
(17,863)	(11,251)	(21,123)	(1,477)	493	243,879	986

(2,975,305)	(361,522)	(1,208,285)	(977,496)	(317,229)	(234,067)	(4,146)
1,279,125	(245,367)	181,731	(518,815)	(787,105)	(876,997)	(7,738)
(1,696,180)	(606,889)	(1,026,554)	(1,496,311)	(1,104,334)	(1,111,064)	(11,884)

$(1,714,043)	$(618,140)	$(1,047,677)	$(1,497,788)	$(1,103,841)	$(867,185)	$(10,898)

Security Life of Denver Insurance Company
Separate Account L1

Statement of Operations (continued)

For the year ended December 31, 2002

	M Fund Clifton Enhanced US Equity	M Fund Frontier Capital Appreciation	M Fund Turner Core Growth	Neuberger Berman AMT Growth
Net investment income (loss)
Income:
Dividends from mutual funds	$84,164	$–	$1,635	$–
Total investment income (loss)	84,164	–	1,635	–

Expenses:
Mortality, expense risk, and other charges	13,128	19,618	4,421	79,741
Total expenses	13,128	19,618	4,421	79,741
Net investment income (loss)	71,036	(19,618)	(2,786)	(79,741)

Realized and unrealized gains (losses) on investments
Net realized gains (losses) on investments	(112,351)	(346,286)	(22,298)	(5,010,627)
Net unrealized appreciation (depreciation) on investments	(499,593)	(426,464)	(172,011)	1,016,231
Net realized and unrealized gains (losses) on investments	(611,944)	(772,750)	(194,309)	(3,994,396)

Net increase (decrease) in net assets resulting from operations	$(540,908)	$(792,368)	$(197,095)	$(4,074,137)
	Putnam VT Voyager	Van Eck Worldwide Bond	Van Eck Worldwide Emerging Markets	Van Eck Worldwide Hard Assets
Net investment income (loss)
Income:
Dividends from mutual funds	$5,222	$–	$9,471	$15,464
Total investment income (loss)	5,222	–	9,471	15,464

Expenses:
Mortality, expense risk, and other charges	6,311	16,157	37,655	18,275
Total expenses	6,311	16,157	37,655	18,275
Net investment income (loss)	(1,089)	(16,157)	(28,184)	(2,811)

Realized and unrealized gains (losses) on investments
Net realized gains (losses) on investments	(39,287)	144,198	(493,000)	72,289
Net unrealized appreciation (depreciation) on investments	(254,838)	340,856	288,301	(153,663)
Net realized and unrealized gains (losses) on investments	(294,125)	485,054	(204,699)	(81,374)

Net increase (decrease) in net assets resulting from operations	$(295,214)	$468,897	$(232,883)	$(84,185)

See accompanying notes.

Neuberger Berman AMT Partners	Neuberger Berman AMT Limited Maturity Bond	Pioneer Mid–Cap Value VCT	Pioneer Small Cap Value VCT	Putnam VT Growth and Income	Putnam VT New Opportunities	Putnam VT Small Cap Value

$139,827	$1,205,483	$7,883	$6	$80,100	$–	$90,387
139,827	1,205,483	7,883	6	80,100	–	90,387

201,505	216,192	1,858	1,219	30,673	2,989	60,467
201,505	216,192	1,858	1,219	30,673	2,989	60,467
(61,678)	989,291	6,025	(1,213)	49,427	(2,989)	29,920

(200,692)	383,508	(19,739)	(11,842)	(333,624)	(9,546)	296,386
(7,505,626)	(36,832)	(32,666)	(12,439)	(848,152)	(145,730)	(2,372,071)
(7,706,318)	346,676	(52,405)	(24,281)	(1,181,776)	(155,276)	(2,075,685)

$(7,767,996)	$1,335,967	$(46,380)	$(25,494)	$(1,132,349)	$(158,265)	$(2,045,765)

Van Eck Worldwide Real Estate

$103,355
103,355

29,935
29,935
73,420

82,496
(445,292)
(362,796)

$(289,376)

Security Life of Denver Insurance Company
Separate Account L1

Statement of Changes in Net Assets

For the year ended December 31, 2002

	AIM VI Capital Appreciation	AIM VI Government Securities	Alger American Growth

Net assets at January 1, 2002	$12,831,461	$25,665,227	$48,752,290

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(77,787)	399,216	(280,368)
Net realized gains (losses) on investments	(5,114,783)	1,188,673	(6,344,836)
Net unrealized appreciation (depreciation) of investments	2,020,844	940,076	(10,079,582)
Net increase (decrease) in net assets resulting from operations	(3,171,726)	2,527,965	(16,704,786)

Changes from principal transactions:
Contract purchase payments	2,549,216	7,727,733	7,916,885
Administrative expenses	(873,387)	(1,438,782)	(2,550,131)
Benefit payments	–	–	(906)
Surrenders and withdrawals	(1,233,921)	(6,687,313)	(2,421,046)
Transfer payments from (to) other Divisions (including the GID), net	(1,277,058)	6,168,663	(2,016,116)
Other	28,571	24,879	45,304
Increase (decrease) in net assets derived from principal transactions	(806,579)	5,795,180	973,990
Total increase (decrease) in net assets	(3,978,305)	8,323,145	(15,730,796)
Net assets at December 31, 2002	$8,853,156	$33,988,372	$33,021,494

See accompanying notes.

Alger American Small Capitalization	Alger American Midcap Growth	Alger American Leveraged AllCap	Fidelity® VIP Growth	Fidelity® VIP Growth SC	Fidelity® VIP Money Market	Fidelity® VIP Overseas	Fidelity® VIP Overseas SC

$19,928,145	$42,562,797	$23,275,505	$59,751,110	$209,485	$94,833,276	$35,065,296	$150,870

(112,600)	(245,141)	(127,022)	(246,665)	282	1,022,852	21,133	1,121
(8,951,800)	(3,522,116)	(2,672,985)	(12,171,337)	(40,479)	–	(10,668,952)	(27,407)
4,514,448	(8,891,318)	(4,955,509)	(5,862,860)	(82,425)	–	4,005,599	(47,952)
(4,549,952)	(12,658,575)	(7,755,516)	(18,280,862)	(122,622)	1,022,852	(6,642,220)	(74,238)

3,067,940	6,365,870	4,163,132	9,686,606	291,629	53,435,562	5,184,826	278,875
(1,130,289)	(2,098,353)	(1,499,552)	(3,111,115)	(37,131)	(5,168,275)	(2,000,940)	(30,524)
(2,572)	(964)	–	(4,942)	–	(2,393,355)	–	–
(880,547)	(2,478,939)	(1,602,948)	(4,250,011)	(14,191)	(8,732,232)	(2,483,942)	(1,127)
(4,897,644)	(4,240,511)	(3,493,697)	(2,510,889)	200,008	(32,033,151)	(3,497,432)	244,340
22,109	(3,750)	25,258	127,914	2,329	54,772	10,040	(440)
(3,821,003)	(2,456,647)	(2,407,807)	(62,437)	442,644	5,163,321	(2,787,448)	491,124
(8,370,955)	(15,115,222)	(10,163,323)	(18,343,299)	320,022	6,186,173	(9,429,668)	416,886
$11,557,190	$27,447,575	$13,112,182	$41,407,811	$529,507	$101,019,449	$25,635,628	$567,756

Security Life of Denver Insurance Company
Separate Account L1

Statement of Changes in Net Assets (continued)

For the year ended December 31, 2002

	Fidelity® VIP II Asset ManagerSM	Fidelity® VIP II Asset ManagerSM SC	Fidelity® VIP II Index 500

Net assets at January 1, 2002	$19,842,328	$314,050	$200,404,046

Increase (decrease) in net assets
Operations:
Net investment income (loss)	572,601	13,610	1,100,945
Net realized gains (losses) on investments	(1,528,024)	(22,007)	(6,959,395)
Net unrealized appreciation (depreciation) of investments	(1,214,763)	(30,940)	(38,607,268)
Net increase (decrease) in net assets resulting from operations	(2,170,186)	(39,337)	(44,465,718)

Changes from principal transactions:
Contract purchase payments	3,522,546	199,800	37,208,818
Administrative expenses	(1,107,844)	(19,216)	(10,712,304)
Benefit payments	–	–	(1,410)
Surrenders and withdrawals	(848,903)	(12)	(24,346,822)
Transfer payments from (to) other Divisions (including the GID), net	2,583,484	130,893	(6,640,320)
Other	17,741	1,746	(75,276)
Increase (decrease) in net assets derived from principal transactions	4,167,024	313,211	(4,567,314)
Total increase (decrease) in net assets	1,996,838	273,874	(49,033,032)
Net assets at December 31, 2002	$21,839,166	$587,924	$151,371,014

See accompanying notes.

GCG Trust Equity Income	GCG Trust Fully Managed	GCG Trust Growth	GCG Trust Limited Maturity Bond	GCG Trust Liquid Asset	GCG Trust Midcap Growth	GCG Trust Research	GCG Trust Total Return

$6,451	$3,909,123	$3,688	$54,670,548	$7,832,059	$465,470	$3,197	$53,206

1,879	239,663	–	50,322	452,791	(5,781)	21	3,431
(877)	(31,358)	(809)	(1,338,409)	–	(234,970)	(43)	(13,526)
(2,183)	(325,147)	(291)	2,006,008	–	(344,971)	(1,077)	4,489
(1,181)	(116,842)	(1,100)	717,921	452,791	(585,722)	(1,099)	(5,606)

21,647	2,872,453	4,896	101,062	33,093,204	601,928	947	109,566
(2,993)	(471,846)	(174)	(680,532)	(2,669,011)	(71,216)	(236)	(3,564)
–	(1,522)	–	–	(17,140)	–	–	–
(257)	(229,013)	(5)	(1,249,947)	(57,124,507)	(17,005)	(126)	(397)
74,951	5,249,026	(2,830)	(53,229,573)	38,746,740	1,080,493	1,507	267
4	10,227	188	(75)	(56)	4,615	1	(2,010)
93,352	7,429,325	2,075	(55,059,065)	12,029,230	1,598,815	2,093	103,862
92,171	7,312,483	975	(54,341,144)	12,482,021	1,013,093	994	98,256
$98,622	$11,221,606	$4,663	$329,404	$20,314,080	$1,478,563	$4,191	$151,462

Security Life of Denver Insurance Company
Separate Account L1

Statement of Changes in Net Assets (continued)

For the year ended December 31, 2002

	ING Van Kampen Comstock	ING UBS Tactical Asset Allocation	ING VP Bond

Net assets at January 1, 2002	$–	$–	$–

Increase (decrease) in net assets
Operations:
Net investment income (loss)	5,727	(5)	69,479
Net realized gains (losses) on investments	(16,150)	–	7,175
Net unrealized appreciation (depreciation) of investments	21,306	335	5,927
Net increase (decrease) in net assets resulting from operations	10,883	330	82,581

Changes from principal transactions:
Contract purchase payments	176,780	3,695	432,576
Administrative expenses	(18,207)	(313)	(51,992)
Benefit payments	–	–	–
Surrenders and withdrawals	(13,321)	–	(21,477)
Transfer payments from (to) other Divisions (including the GID), net	1,108,491	11,625	2,096,364
Other	715	(43)	853
Increase (decrease) in net assets derived from principal transactions	1,254,458	14,964	2,456,324
Total increase (decrease) in net assets	1,265,341	15,294	2,538,905
Net assets at December 31, 2002	$1,265,341	$15,294	$2,538,905

See accompanying notes.

ING VP Index Plus Large Cap	ING VP Index Plus Mid Cap	ING VP Index Plus Small Cap	ING VP Growth Opportunities	ING VP MagnaCap	ING VP MidCap Opportunities	ING VP SmallCap Opportunities	INVESCO VIF-Core Equity

$–	$–	$–	$146,625	$201,750	$294,443	$729,667	$29,101,677

(55)	(1,228)	(326)	(968)	4,864	(3,876)	(6,777)	198,113
(577)	(49,847)	(2,865)	(5,285)	(35,944)	(123,543)	(50,167)	(3,034,771)
(16,716)	(89,634)	1,581	(47,775)	(163,024)	(79,386)	(633,818)	(3,653,749)
(17,348)	(140,709)	(1,610)	(54,028)	(194,104)	(206,805)	(690,762)	(6,490,407)

165,511	1,087,740	118,057	70,573	304,944	366,676	474,134	5,261,481
(6,279)	(28,500)	(7,079)	(6,243)	(47,188)	(39,051)	(74,030)	(1,973,082)
–	–	–	–	–	–	–	(7,327)
–	(34)	–	(52,044)	(6,525)	(10,838)	(4,704)	(4,217,224)
243,818	2,275,111	519,250	24,597	765,493	465,850	866,688	1,609,541
2,979	(488)	1,318	345	2,081	(2,468)	(3,510)	(19,854)
406,029	3,333,829	631,546	37,228	1,018,805	780,169	1,258,578	653,535
388,681	3,193,120	629,936	(16,800)	824,701	573,364	567,816	(5,836,872)
$388,681	$3,193,120	$629,936	$129,825	$1,026,451	$867,807	$1,297,483	$23,264,805

Security Life of Denver Insurance Company
Separate Account L1

Statement of Changes in Net Assets (continued)

For the year ended December 31, 2002

	INVESCO VIF-Health Sciences	INVESCO VIF-High Yield	INVESCO VIF-Small Company Growth

Net assets at January 1, 2002	$–	$10,707,509	$14,861,446

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(201)	2,405,392	(86,516)
Net realized gains (losses) on investments	274	(4,182,931)	(4,353,592)
Net unrealized appreciation (depreciation) of investments	(7,413)	2,132,767	(225,219)
Net increase (decrease) in net assets resulting from operations	(7,340)	355,228	(4,665,327)

Changes from principal transactions:
Contract purchase payments	33,616	2,440,241	3,356,521
Administrative expenses	(3,631)	(853,970)	(884,320)
Benefit payments	–	–	(79)
Surrenders and withdrawals	(1)	(694,232)	(301,459)
Transfer payments from (to) other Divisions (including the GID), net	111,682	11,220,060	(274,809)
Other	73	4,577	(63,088)
Increase (decrease) in net assets derived from principal transactions	141,739	12,116,676	1,832,766
Total increase (decrease) in net assets	134,399	12,471,904	(2,832,561)
Net assets at December 31, 2002	$134,399	$23,179,413	$12,028,885

See accompanying notes.

INVESCO VIF-Total Return	INVESCO VIF-Utilities	Janus Aspen Aggressive Growth	Janus Aspen Growth	Janus Aspen International Growth	Janus Aspen Worldwide	M Fund Brandes International Equity	M Fund Business Opportunity Value

$15,247,313	$7,927,818	$1,857,717	$3,099,082	$5,140,326	$3,234,549	$1,895,218	$–

181,837	(17,863)	(11,251)	(21,123)	(1,477)	493	243,879	986
(2,685,921)	(2,975,305)	(361,522)	(1,208,285)	(977,496)	(317,229)	(234,067)	(4,146)
714,678	1,279,125	(245,367)	181,731	(518,815)	(787,105)	(876,997)	(7,738)
(1,789,406)	(1,714,043)	(618,140)	(1,047,677)	(1,497,788)	(1,103,841)	(867,185)	(10,898)

1,999,042	2,641,446	641,362	987,414	1,451,797	1,086,686	1,623,417	1,579
(1,179,907)	(491,275)	(137,734)	(181,428)	(231,194)	(213,781)	(172,655)	(2,722)
–	–	–	–	–	(935)	–	–
(4,083,442)	(623,667)	(106,703)	(126,331)	(744,792)	(129,639)	(108,273)	–
(236,726)	(732,764)	(118,870)	(201,000)	346,066	726,982	3,362,700	211,857
22,981	(61,389)	21,792	30,208	19,135	9,428	23,282	–
(3,478,052)	732,351	299,847	508,863	841,012	1,478,741	4,728,471	210,714
(5,267,458)	(981,692)	(318,293)	(538,814)	(656,776)	374,900	3,861,286	199,816
$9,979,855	$6,946,126	$1,539,424	$2,560,268	$4,483,550	$3,609,449	$5,756,504	$199,816

Security Life of Denver Insurance Company
Separate Account L1

Statement of Changes in Net Assets (continued)

For the year ended December 31, 2002

	M Fund Clifton Enhanced US Equity	M Fund Frontier Capital Appreciation	M Fund Turner Core Growth

Net assets at January 1, 2002	$1,194,435	$1,726,955	$295,829

Increase (decrease) in net assets
Operations:
Net investment income (loss)	71,036	(19,618)	(2,786)
Net realized gains (losses) on investments	(112,351)	(346,286)	(22,298)
Net unrealized appreciation (depreciation) of investments	(499,593)	(426,464)	(172,011)
Net increase (decrease) in net assets resulting from operations	(540,908)	(792,368)	(197,095)

Changes from principal transactions:
Contract purchase payments	425,073	803,559	76,722
Administrative expenses	(109,959)	(114,234)	(27,563)
Benefit payments	–	–	–
Surrenders and withdrawals	(23,246)	(52,736)	(4,663)
Transfer payments from (to) other Divisions (including the GID), net	1,106,269	1,803,662	478,630
Other	971	15,103	(3,238)
Increase (decrease) in net assets derived from principal transactions	1,399,108	2,455,354	519,888
Total increase (decrease) in net assets	858,200	1,662,986	322,793
Net assets at December 31, 2002	$2,052,635	$3,389,941	$618,622

See accompanying notes.

Neuberger Berman AMT Growth	Neuberger Berman AMT Limited Maturity Bond	Neuberger Berman AMT Partners	Pioneer Mid–Cap Value VCT	Pioneer Small Cap Value VCT	Putnam VT Growth and Income	Putnam VT New Opportunities

$13,020,259	$22,975,369	$32,190,903	$–	$–	$3,382,696	$397,431

(79,741)	989,291	(61,678)	6,025	(1,213)	49,427	(2,989)
(5,010,627)	383,508	(200,692)	(19,739)	(11,842)	(333,624)	(9,546)
1,016,231	(36,832)	(7,505,626)	(32,666)	(12,439)	(848,152)	(145,730)
(4,074,137)	1,335,967	(7,767,996)	(46,380)	(25,494)	(1,132,349)	(158,265)

2,513,906	7,104,749	4,428,039	157,627	57,796	1,198,608	197,584
(729,894)	(1,241,727)	(1,809,402)	(15,241)	(12,790)	(208,395)	(27,298)
–	–	–	–	–	–	–
(756,962)	(1,153,479)	(1,326,108)	–	(37)	(111,288)	(892)
(265,038)	3,684,892	(2,675,992)	768,006	740,839	2,058,416	170,159
13,662	(1,711)	37,715	(11)	(35)	25,068	(103)
775,674	8,392,724	(1,345,748)	910,381	785,773	2,962,409	339,450
(3,298,463)	9,728,691	(9,113,744)	864,001	760,279	1,830,060	181,185
$9,721,796	$32,704,060	$23,077,159	$864,001	$760,279	$5,212,756	$578,616

Security Life of Denver Insurance Company
Separate Account L1

Statement of Changes in Net Assets (continued)

For the year ended December 31, 2002

	Putnam VT Small Cap Value	Putnam VT Voyager	Van Eck Worldwide Bond

Net assets at January 1, 2002	$6,191,176	$852,482	$1,225,306

Increase (decrease) in net assets
Operations:
Net investment income (loss)	29,920	(1,089)	(16,157)
Net realized gains (losses) on investments	296,386	(39,287)	144,198
Net unrealized appreciation (depreciation) of investments	(2,372,071)	(254,838)	340,856
Net increase (decrease) in net assets resulting from operations	(2,045,765)	(295,214)	468,897

Changes from principal transactions:
Contract purchase payments	2,075,384	417,036	469,746
Administrative expenses	(387,725)	(37,291)	(185,212)
Benefit payments	(1,111)	–	(492)
Surrenders and withdrawals	(919,015)	(4,186)	(216,453)
Transfer payments from (to) other Divisions (including the GID), net	4,787,766	341,628	2,054,030
Other	11,209	583	4,005
Increase (decrease) in net assets derived from principal transactions	5,566,508	717,770	2,125,624
Total increase (decrease) in net assets	3,520,743	422,556	2,594,521
Net assets at December 31, 2002	$9,711,919	$1,275,038	$3,819,827

See accompanying notes.

Van Eck Worldwide Emerging Markets	Van Eck Worldwide Hard Assets	Van Eck Worldwide Real Estate

$4,515,622	$1,727,466	$2,826,134

(28,184)	(2,811)	73,420
(493,000)	72,289	82,496
288,301	(153,663)	(445,292)
(232,883)	(84,185)	(289,376)

1,517,701	283,981	1,311,924
(322,423)	(151,880)	(213,944)
–	–	–
(436,551)	(199,710)	(74,104)
691,119	558,731	1,312,342
7,230	13,528	12,582
1,457,076	504,650	2,348,800
1,224,193	420,465	2,059,424
$5,739,815	$2,147,931	$4,885,558

Security Life of Denver Insurance Company
Separate Account L1

Statement of Changes in Net Assets (continued)

For the year ended December 31, 2001

	AIM VI Capital Appreciation	AIM VI Government Securities	Alger American Growth

Net assets at January 1, 2001	$51,038,676	$16,763,898	$50,118,432

Increase (decrease) in net assets
Operations:
Net investment income (loss)	937,905	573,256	6,007,073
Net realized gains (losses) on investments	(2,979,016)	2,676,383	(2,236,799)
Net unrealized appreciation (depreciation) of investments	(3,129,679)	231,049	(10,755,118)
Net increase (decrease) in net assets resulting from operations	(5,170,790)	3,480,688	(6,984,844)

Changes from principal transactions:
Contract purchase payments	4,763,948	4,226,929	11,712,597
Administrative expenses	(931,231)	(2,206,157)	(2,826,690)
Benefit payments	–	–	–
Surrenders and withdrawals	(428,080)	(342,794)	(1,469,772)
Transfer payments from (to) other Divisions (including the GID), net	(38,858,721)	3,341,837	(1,714,891)
Other	2,417,659	400,826	(82,542)
Increase (decrease) in net assets derived from principal transactions	(33,036,425)	5,420,641	5,618,702
Total increase (decrease) in net assets	(38,207,215)	8,901,329	(1,366,142)
Net assets at December 31, 2001	$12,831,461	$25,665,227	$48,752,290

See accompanying notes.

Alger American Small Capitalization	Alger American Midcap Growth	Alger American Leveraged AllCap	Fidelity® VIP Growth	Fidelity® VIP Growth SC	Fidelity® VIP Money Market	Fidelity® VIP Overseas	Fidelity® VIP Overseas SC

$26,169,130	$33,293,751	$24,377,608	$68,506,203	$–	$62,014,812	$43,321,877	$–

(147,496)	16,328,126	673,986	4,077,002	–	2,544,136	5,061,055	–
(4,309,122)	(18,083,166)	(11,574,279)	(15,379,391)	(11,229)	–	(14,704,916)	(1,125)
(3,834,697)	(871,507)	6,004,341	(1,622,287)	11,404	–	(583,408)	(8,761)
(8,291,315)	(2,626,547)	(4,895,952)	(12,924,676)	175	2,544,136	(10,227,269)	(9,886)

5,708,041	9,828,654	6,382,755	14,447,067	178,717	117,488,335	9,192,216	109,043
(1,311,713)	(1,992,952)	(1,710,023)	(3,260,239)	(5,041)	(4,840,874)	(1,994,142)	(2,894)
–	–	–	–	–	(635,172)	–	–
(786,316)	(1,310,921)	(1,011,779)	(2,691,247)	–	(3,841,661)	(1,735,115)	5
(1,538,649)	5,468,382	(5,812)	(4,315,470)	35,724	(77,914,357)	(3,404,356)	54,084
(21,033)	(97,570)	138,708	(10,528)	(90)	18,057	(87,915)	518
2,050,330	11,895,593	3,793,849	4,169,583	209,310	30,274,328	1,970,688	160,756
(6,240,985)	9,269,046	(1,102,103)	(8,755,093)	209,485	32,818,464	(8,256,581)	150,870
$19,928,145	$42,562,797	$23,275,505	$59,751,110	$209,485	$94,833,276	$35,065,296	$150,870

Security Life of Denver Insurance Company
Separate Account L1

Statement of Changes in Net Assets (continued)

For the year ended December 31, 2001

	Fidelity® VIP II Asset ManagerSM	Fidelity® VIP II Asset ManagerSM SC	Fidelity® VIP II Index 500

Net assets at January 1, 2001	$15,754,618	$–	$180,940,441

Increase (decrease) in net assets
Operations:
Net investment income (loss)	761,578	–	621,013
Net realized gains (losses) on investments	(1,814,082)	(732)	2,221,426
Net unrealized appreciation (depreciation) of investments	349,904	7,820	(26,837,194)
Net increase (decrease) in net assets resulting from operations	(702,600)	7,088	(23,994,755)

Changes from principal transactions:
Contract purchase payments	4,928,026	258,504	49,621,850
Administrative expenses	(1,113,478)	(14,177)	(10,446,440)
Benefit payments	–	–	–
Surrenders and withdrawals	(498,056)	–	(7,463,200)
Transfer payments from (to) other Divisions (including the GID), net	1,499,048	61,002	11,980,505
Other	(25,230)	1,633	(234,355)
Increase (decrease) in net assets derived from principal transactions	4,790,310	306,962	43,458,360
Total increase (decrease) in net assets	4,087,710	314,050	19,463,605
Net assets at December 31, 2001	$19,842,328	$314,050	$200,404,046

See accompanying notes.

GCG Trust Equity Income	GCG Trust Fully Managed	GCG Trust Growth	GCG Trust Limited Maturity Bond	GCG Trust Liquid Asset	GCG Trust Midcap Growth	GCG Trust Research	GCG Trust Total Return

$–	$–	$1,233	$876,798	$1,991,502	$–	$–	$10,533

225	145,908	–	2,096,564	186,865	1,835	87	3,382
(40)	(4,172)	(978)	8,532	–	(15,299)	(446)	(525)
(148)	(85,305)	298	(1,963,429)	–	21,648	(78)	(1,893)
37	56,431	(680)	141,667	186,865	8,184	(437)	964

4,020	320,026	7,110	144,609	17,241,086	96,915	4,019	37,494
(320)	(43,440)	(319)	(291,274)	(399,712)	(7,121)	(265)	(1,316)
–	–	–	–	–	–	–	–
–	(518)	–	(59,014)	(68,804)	2	–	–
2,732	3,576,855	(4,032)	53,857,873	(11,129,464)	364,600	(112)	5,627
(18)	(231)	376	(111)	10,586	2,890	(8)	(96)
6,414	3,852,692	3,135	53,652,083	5,653,692	457,286	3,634	41,709
6,451	3,909,123	2,455	53,793,750	5,840,557	465,470	3,197	42,673
$6,451	$3,909,123	$3,688	$54,670,548	$7,832,059	$465,470	$3,197	$53,206

Security Life of Denver Insurance Company
Separate Account L1

Statement of Changes in Net Assets (continued)

For the year ended December 31, 2001

	ING VP Growth Opportunities	ING VP MagnaCap	ING VP MidCap Opportunities

Net assets at January 1, 2001	$–	$–	$–

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(75)	625	(448)
Net realized gains (losses) on investments	(190)	(1,591)	(6,764)
Net unrealized appreciation (depreciation) of investments	1,324	3,018	17,907
Net increase (decrease) in net assets resulting from operations	1,059	2,052	10,695

Changes from principal transactions:
Contract purchase payments	8,387	52,648	24,812
Administrative expenses	(683)	(4,309)	(2,748)
Benefit payments	–	–	–
Surrenders and withdrawals	–	(69)	–
Transfer payments from (to) other Divisions (including the GID), net	137,795	151,007	256,650
Other	67	421	5,034
Increase (decrease) in net assets derived from principal transactions	145,566	199,698	283,748
Total increase (decrease) in net assets	146,625	201,750	294,443
Net assets at December 31, 2001	$146,625	$201,750	$294,443

See accompanying notes.

ING VP SmallCap Opportunities	INVESCO VIF-Core Equity	INVESCO VIF-High Yield	INVESCO VIF-Small Company Growth	INVESCO VIF-Total Return	INVESCO VIF-Utilities	Janus Aspen Aggressive Growth	Janus Aspen Growth

$–	$21,536,096	$10,496,352	$11,848,103	$11,694,631	$7,811,932	$524,583	$243,641

(398)	221,977	1,049,426	(91,669)	227,861	22,522	(8,795)	(8,958)
(11,992)	85,514	(619,401)	(2,076,897)	(658,064)	(308,679)	(231,210)	(147,023)
28,841	(2,794,783)	(2,082,139)	(369,834)	215,214	(3,121,553)	(240,987)	(355,294)
16,451	(2,487,292)	(1,652,114)	(2,538,400)	(214,989)	(3,407,710)	(480,992)	(511,275)

171,078	6,274,961	2,362,344	3,465,524	3,859,882	2,759,195	868,460	1,136,268
(7,912)	(1,712,565)	(640,769)	(678,377)	(981,884)	(544,844)	(94,851)	(104,121)
–	–	–	–	–	–	–	–
(176)	(547,139)	(254,529)	(529,298)	(605,337)	(111,633)	(9,526)	(3,422)
550,115	6,071,660	391,814	3,317,951	1,489,607	1,373,706	1,045,378	2,337,020
111	(34,044)	4,411	(24,057)	5,403	47,172	4,665	971
713,216	10,052,873	1,863,271	5,551,743	3,767,671	3,523,596	1,814,126	3,366,716
729,667	7,565,581	211,157	3,013,343	3,552,682	115,886	1,333,134	2,855,441
$729,667	$29,101,677	$10,707,509	$14,861,446	$15,247,313	$7,927,818	$1,857,717	$3,099,082

Security Life of Denver Insurance Company
Separate Account L1

Statement of Changes in Net Assets (continued)

For the year ended December 31, 2001

	Janus Aspen International Growth	Janus Aspen Worldwide	M Fund Brandes International Equity

Net assets at January 1, 2001	$420,616	$319,420	$–

Increase (decrease) in net assets
Operations:
Net investment income (loss)	5,116	(5,721)	88,586
Net realized gains (losses) on investments	(324,204)	(214,517)	(3,407)
Net unrealized appreciation (depreciation) of investments	(312,755)	(160,388)	(85,989)
Net increase (decrease) in net assets resulting from operations	(631,843)	(380,626)	(810)

Changes from principal transactions:
Contract purchase payments	1,283,587	1,175,344	99,251
Administrative expenses	(134,454)	(115,877)	(25,791)
Benefit payments	–	–	–
Surrenders and withdrawals	(3,760)	(59,256)	(851)
Transfer payments from (to) other Divisions (including the GID), net	4,213,346	2,291,636	1,818,859
Other	(7,166)	3,908	4,560
Increase (decrease) in net assets derived from principal transactions	5,351,553	3,295,755	1,896,028
Total increase (decrease) in net assets	4,719,710	2,915,129	1,895,218
Net assets at December 31, 2001	$5,140,326	$3,234,549	$1,895,218

See accompanying notes.

M Fund Clifton Enhanced US Equity	M Fund Frontier Capital Appreciation	M Fund Turner Core Growth	Neuberger Berman AMT Growth	Neuberger Berman AMT Limited Maturity Bond	Neuberger Berman AMT Partners	Putnam VT Growth and Income	Putnam VT New Opportunities

$–	$–	$–	$19,944,906	$14,494,151	$27,555,779	$–	$–

49,268	(2,911)	(256)	6,846,928	820,751	970,171	(3,794)	(587)
(1,576)	(12,747)	(1,138)	(11,434,496)	(87,864)	(2,225,180)	(5,484)	2,370
(19,553)	113,573	6,123	(1,174,669)	569,231	527,179	59,773	39,965
28,139	97,915	4,729	(5,762,237)	1,302,118	(727,830)	50,495	41,748

74,071	72,923	19,338	3,628,883	3,295,398	4,728,769	709,343	91,169
(12,740)	(23,985)	(2,744)	(725,661)	(685,448)	(1,603,314)	(26,279)	(5,178)
–	–	–	–	–	–	–	–
–	(811)	–	(254,511)	(495,304)	(1,147,488)	(61)	(1)
1,104,930	1,578,048	274,101	(3,811,594)	5,067,884	3,353,033	2,651,904	268,515
35	2,865	405	473	(3,430)	31,954	(2,706)	1,178
1,166,296	1,629,040	291,100	(1,162,410)	7,179,100	5,362,954	3,332,201	355,683
1,194,435	1,726,955	295,829	(6,924,647)	8,481,218	4,635,124	3,382,696	397,431
$1,194,435	$1,726,955	$295,829	$13,020,259	$22,975,369	$32,190,903	$3,382,696	$397,431

Security Life of Denver Insurance Company
Separate Account L1

Statement of Changes in Net Assets (continued)

For the year ended December 31, 2001

	Putnam VT Small Cap Value	Putnam VT Voyager	Van Eck Worldwide Bond

Net assets at January 1, 2001	$–	$–	$931,427

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(7,241)	(456)	35,804
Net realized gains (losses) on investments	2,459	(1,070)	(52,880)
Net unrealized appreciation (depreciation) of investments	481,874	9,229	(66,978)
Net increase (decrease) in net assets resulting from operations	477,092	7,703	(84,054)

Changes from principal transactions:
Contract purchase payments	406,645	475,117	367,493
Administrative expenses	(50,824)	(5,555)	(98,441)
Benefit payments	–	–	–
Surrenders and withdrawals	(10,308)	(453)	(10,393)
Transfer payments from (to) other Divisions (including the GID), net	5,366,815	373,015	117,746
Other	1,756	2,655	1,528
Increase (decrease) in net assets derived from principal transactions	5,714,084	844,779	377,933
Total increase (decrease) in net assets	6,191,176	852,482	293,879
Net assets at December 31, 2001	$6,191,176	$852,482	$1,225,306

See accompanying notes.

Van Eck Worldwide Emerging Markets	Van Eck Worldwide Hard Assets	Van Eck Worldwide Real Estate

$4,562,000	$2,313,351	$1,312,308

(29,985)	8,641	23,833
(1,122,394)	126,168	72,084
1,077,161	(392,863)	1,756
(75,218)	(258,054)	97,673

1,356,359	342,840	659,384
(259,040)	(132,854)	(104,193)
–	–	–
(105,458)	(673,391)	(2,318)
(960,427)	137,343	863,760
(2,594)	(1,769)	(480)
28,840	(327,831)	1,416,153
(46,378)	(585,885)	1,513,826
$4,515,622	$1,727,466	$2,826,134

Security Life of Denver Insurance Company
Separate Account L1

Notes to Financial Statements

December 31, 2002

1. Organization

Security Life of Denver Insurance Company Separate Account L1 (the "Account") was established on November 3, 1993, by Security Life of Denver Insurance Company ("SLD" or the "Company") to support the operations of variable universal life policies ("Policies"). The Company is an indirect wholly owned subsidiary of ING America Insurance Holdings ("ING AIH"), an insurance holding company domiciled in the State of Delaware. ING AIH is a wholly owned subsidiary of ING Groep, N.V., a global financial services holding company based in The Netherlands.

The Account supports the operations of the FirstLine Variable Universal Life, FirstLine II Variable Universal Life, Strategic Advantage Variable Universal Life, Strategic Advantage II Variable Universal Life, Variable Survivorship Universal Life, Corporate Benefits Variable Universal Life, Strategic Benefits Variable Universal Life, Asset Portfolio Manager Variable Universal Life, and Estate Designer Policies offered by the Company. Corporate Benefits Variable Universal Life and Strategic Benefits Variable Universal Life became effective in 2000 and are defined as Class B Policies due to their mortality and expense charge structure. Asset Portfolio Manager Variable Universal Life became effective in 2001 and is also defined as a Class B Policy. All other Policies are defined as Class A Policies.

Security Life of Denver Insurance Company
Separate Account L1

Notes to Financial Statements (continued)

1. Organization (continued)

The Account is organized as a unit investment trust registered with the Securities and Exchange Commission under the Investment Company Act of 1940. The Policies allow the Policyholders to specify the allocation of their net premium to the various Funds. They can also transfer their account values among the Funds. The Policies also provide the Policyholders the option to allocate their net premiums, or to transfer their account values, to a guaranteed interest division ("GID") in the Company's general account. The GID guarantees a rate of interest to the Policyholder, and it is not variable in nature. Therefore, it is not included in the Account’s statements. The Account may be used to support other variable life policies as the Company offers them. SLD provides for variable accumulation and benefits under the Policies by crediting premium payments to one or more divisions within the Account or the GID, as directed by the Policyholders. The portion of the Account’s assets applicable to Policies will not be charged with liabilities arising out of any other business SLD may conduct, but obligations of the Account, including the promise to make benefit payments, are obligations of SLD. The assets and liabilities of the Account are clearly identified and distinguished from the other assets and liabilities of SLD.

At December 31, 2002, the Account had, sixty investment divisions (the "Divisions") forty-two of which invest in independently managed mutual funds and eighteen of which invest in mutual funds managed by an affiliate, either Direct Services, Inc., ING Investments, LLC, or ING Life Insurance and Annuity Company. The assets in each Division are invested in shares of a designated Fund ("Fund") of various investment trusts (the "Trusts").

Security Life of Denver Insurance Company
Separate Account L1

Notes to Financial Statements (continued)

1. Organization (continued)

Investment Divisions at December 31, 2002 and related Trusts are as follows:

AIM Variable Insurance Funds:
AIM VI Capital Appreciation Fund – Series I AIM VI Government Securities Fund – Series
The Alger American Fund:
Alger American Growth Portfolio Alger American Leveraged AllCap Portfolio Alger American MidCap Growth Portfolio Alger American Small Capitalization Portfolio
Fidelity® Variable Insurance Products Fund:
Fidelity® VIP Growth Portfolio Fidelity® VIP Growth Portfolio – Service Class Fidelity® VIP Money Market Portfolio Fidelity® VIP Overseas Portfolio Fidelity® VIP Overseas Portfolio – Service Class
Fidelity® Variable Insurance Products Fund II:
Fidelity® VIP II Asset ManagerSM Portfolio Fidelity® VIP II Asset ManagerSM Portfolio – Service Class Fidelity® VIP II Index 500 Portfolio
The GCG Trust:
  GCG Trust Equity Income Portfolio
  GCG Trust Fully Managed Portfolio
  GCG Trust Growth Portfolio
  GCG Trust Limited Maturity Bond Portfolio
  GCG Trust Liquid Asset Portfolio
  GCG Trust Midcap Growth Portfolio
  GCG Trust Research Portfolio
  GCG Trust Total Return Portfolio

ING Partners, Inc.:
ING UBS Tactical Asset Allocation Portfolio – Initial Class ING Van Kampen Comstock Portfolio – Initial Class

Security Life of Denver Insurance Company
Separate Account L1

Notes to Financial Statements (continued)

1. Organization (continued)

ING Income Shares:
ING VP Bond Portfolio – Class R Shares
ING Variable Portfolios, Inc.:
ING VP Index Plus Large Cap Portfolio – Class R Shares ING VP Index Plus Mid Cap Portfolio – Class R Shares ING VP Index Plus Small Cap Portfolio – Class R Shares
ING Variable Products Trust:
  ING VP Growth Opportunities Portfolio – Class R Shares
  ING VP MagnaCap Portfolio – Class R Shares
  ING VP MidCap Opportunities Portfolio – Class R Shares
  ING VP SmallCap Opportunities Portfolio – Class R Shares

INVESCO Variable Investment Funds, Inc.:
INVESCO VIF–Core Equity Fund INVESCO VIF–Health Sciences Fund INVESCO VIF–High Yield Fund INVESCO VIF–Small Company Growth Fund INVESCO VIF–Total Return Fund INVESCO VIF–Utilities Fund
Janus Aspen Series:
Janus Aspen Aggressive Growth Portfolio Janus Aspen Growth Portfolio Janus Aspen International Growth Portfolio Janus Aspen Worldwide Portfolio
M Fund, Inc.:
Brandes International Equity Business Opportunity Value Clifton Enhanced US Equity Frontier Capital Appreciation Turner Core Growth
Neuberger Berman Advisers Management Trust:
Neuberger Berman AMT Growth Portfolio Neuberger Berman AMT Limited Maturity Bond Portfolio Neuberger Berman AMT Partners Portfolio
Pioneer Variable Contracts Trust:
Pioneer Mid–Cap Value VCT Portfolio – Class I Shares Pioneer Small Cap Value VCT Portfolio – Class I Shares

Security Life of Denver Insurance Company
Separate Account L1

Notes to Financial Statements (continued)

1. Organization (continued)

Putnam Variable Trust:
Putnam VT Growth and Income Fund – Class IB Shares Putnam VT New Opportunities Fund – Class IB Shares Putnam VT Small Cap Value Fund – Class IB Shares Putnam VT Voyager Fund – Class IB Shares
Van Eck Worldwide Insurance Trust:
Van Eck Worldwide Bond Fund Van Eck Worldwide Emerging Markets Fund Van Eck Worldwide Hard Assets Fund Van Eck Worldwide Real Estate Fund

During 2002, ten new Divisions became available to Policyholders for investment in the following Funds:

ING Partners, Inc.:
ING UBS Tactical Asset Allocation Portfolio – Initial Class ING Van Kampen Comstock Portfolio – Initial Class
ING Income Shares:
ING VP Bond Portfolio – Class R Shares
ING Variable Portfolios, Inc.:
ING VP Index Plus Large Cap Portfolio – Class R Shares ING VP Index Plus Mid Cap Portfolio – Class R Shares ING VP Index Plus Small Cap Portfolio – Class R Shares
INVESCO Variable Investment Funds, Inc.:
INVESCO VIF–Health Sciences Fund
M Fund, Inc.:
Business Opportunity Value
Pioneer Variable Contracts Trust:
Pioneer Mid–Cap Value VCT Portfolio – Class I Shares Pioneer Small Cap Value VCT Portfolio – Class I Shares

The names of certain Divisions were changed during 2002. The following is a summary of current and former names for those Divisions:

Current Name	Former Name
ING VP Growth Opportunities	Pilgrim Growth Opportunities
ING VP MagnaCap	Pilgrim MagnaCap
ING VP MidCap Opportunities	Pilgrim MidCap Opportunities
ING VP SmallCap Opportunities	Pilgrim SmallCap Opportunities
INVESCO VIF–Core Equity	INVESCO VIF–Equity Income

Security Life of Denver Insurance Company
Separate Account L1

Notes to Financial Statements (continued)

2. Significant Accounting Policies

The following is a summary of the significant accounting policies of the Account:

Use of Estimates

The preparation of the financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

Investments

Investments are made in shares of a Fund and are recorded at fair value, determined by the net asset value per share of the respective Fund. Investment transactions in each Fund are recorded on the date the order to buy or sell is confirmed. Distributions of net investment income and capital gains from each Fund are recognized on the ex–distribution date. Realized gains and losses on redemptions of the shares of the Fund of the Trusts are determined on a first–in first–out basis. The difference between cost and current market value of investments owned on the day of measurement is recorded as unrealized appreciation or depreciation of investments.

Federal Income Taxes

Operations of the Account form a part of, and are taxed with, the total operations of SLD, which is taxed as a life insurance company under the Internal Revenue Code. Earnings and realized capital gains of the Account attributable to the Policyholders are excluded in the determination of the federal income tax liability of SLD.

Security Life of Denver Insurance Company
Separate Account L1

Notes to Financial Statements (continued)

2. Significant Accounting Policies (continued)

Policyholder Reserves

Policyholder reserves are presented as Net assets on the Statement of Assets and Liabilities and are equal to the aggregate account values of the Policyholders invested in the Account Divisions. To the extent that benefits to be paid to the Policyholders exceed their account values, SLD will contribute additional funds to the benefit proceeds. Conversely, if amounts allocated exceed amounts required, transfers may be made to SLD.

3. Charges and Fees

Under the terms of the Policies, certain charges are allocated to the Policies to cover SLD’s expenses in connection with the issuance and administration of the Policies. Following is a summary of these charges:

Mortality Expense Risk Charges and Other

For FirstLine, FirstLine II, Strategic Advantage, Strategic Advantage II, Variable Survivorship and Estate Designer Policies (Class A Policies), charges are made directly against the assets of the Account Divisions and are reflected daily in the computation of the unit values of the Divisions.

A daily deduction, at an annual rate of .75% of the daily asset value of the Separate Account Divisions, is charged to the Account for mortality and expense risks assumed by the Company.

For the Corporate Benefits, Strategic Benefits and Asset Portfolio Manager Policies (Class B Policies), mortality and expense charges result in the redemption of units rather than a deduction in the daily computation of unit values.

Security Life of Denver Insurance Company
Separate Account L1

Notes to Financial Statements (continued)

3. Charges and Fees (continued)

Mortality Expense Risk Charges and Other (continued)

For Corporate Benefits Policies, a monthly deduction, at an annual rate of .20% of the Policyholder account value, is charged. For Strategic Benefits Policies, a monthly deduction, at an annual rate of .85%, .60% and .05% of the Policyholder account value, is charged during policy years 1 through 10, 11 through 20, and 21 and later, respectively. For Asset Portfolio Manager Policies, a monthly deduction, at an annual rate of .90% and .45% of the Policyholder account value, is charged during policy years 1 through 10 and 11 through 20, respectively. There is no mortality and expense charge after year 20 for Asset Portfolio Manager Policies.

4. Related Party Transactions

During the year ended December 31, 2002, management and service fees were paid indirectly to Direct Services, Inc., an affiliate of the Company, in its capacity as investment manager to GCG Trust. The Fund's advisory agreement provided for a fee at annual rates ranging from 0.53% to 1.01% of the average net assets of each respective Portfolio. Management fees were paid to ING Investments, LLC, an affiliate of the Company, in its capacity as investment advisor to ING Variable Products Trust. The Fund’s advisory agreement provides for a fee at an annual rate of 0.75% of the average net assets of each respective Portfolio. Management fees were also paid to ING Investments, LLC in its capacity as investment advisor to ING Income Shares. The Fund’s advisory agreement provides for a fee at an annual rate of 0.40% of the average net assets of the Bond Portfolio. Management fees were also paid to ING Investments, LLC in its capacity as investment advisor to ING Variable Portfolios, Inc. The Fund’s advisory agreement provides for a fee at annual rates ranging from 0.35% to 0.40% of the average net assets of each respective Portfolio. Additionally, management fees were paid to ING Investments, LLC in its capacity as investment advisor to ING Partners, Inc. The Fund’s advisory agreement provides for a fee at an annual rate of 0.90% of the average net assets of the ING UBS Tactical Asset Allocation Portfolio and 0.60% of the average net assets of the ING Van Kampen Comstock Portfolio.

Security Life of Denver Insurance Company
Separate Account L1

Notes to Financial Statements (continued)

5. Purchases and Sales of Investment Securities

The aggregate cost of purchases and proceeds from sales of investments follow:

	Year ended December 31
	2002		2001
	Purchases	Sales	Purchases	Sales
AIM Variable Insurance Funds:
AIM VI Capital Appreciation	$ 6,246,751	$ 7,111,633	$ 12,645,062	$ 44,744,626
AIM VI Government Securities	20,788,683	14,635,580	59,154,458	53,119,778
The Alger American Fund:
Alger American Growth	8,077,589	7,472,714	20,336,843	8,598,619
Alger American Leveraged AllCap	17,554,013	20,006,303	42,943,940	38,546,939
Alger American MidCap Growth	27,909,571	30,511,781	64,242,356	36,114,642
Alger American Small Capitalization	11,368,478	15,363,201	8,297,454	6,391,039
Fidelity® Variable Insurance Products Fund:
Fidelity® VIP Growth	18,111,562	18,615,267	39,615,539	31,254,252
Fidelity® VIP Growth SC	951,618	508,692	287,237	77,927
Fidelity® VIP Money Market	189,816,867	183,872,624	192,352,515	159,578,401
Fidelity® VIP Overseas	47,539,420	50,148,227	46,281,254	39,273,614
Fidelity® VIP Overseas SC	676,225	183,981	167,184	6,428
Fidelity® Variable Insurance Products Fund II:
Fidelity® VIP II Asset ManagerSM	9,449,597	4,827,986	14,332,044	8,661,750
Fidelity® VIP II Asset ManagerSM SC	529,746	202,925	322,411	15,449
Fidelity® VIP II Index 500	46,236,844	49,591,895	65,277,579	21,269,343
The GCG Trust:
GCG Trust Equity Income	103,022	7,792	9,309	2,670
GCG Trust Fully Managed	8,666,260	997,272	4,099,609	101,008
GCG Trust Growth	9,341	7,266	15,498	12,362
GCG Trust Limited Maturity Bond	564,915	55,573,660	56,179,956	431,308
GCG Trust Liquid Asset	89,560,260	77,078,239	20,343,574	14,503,017
GCG Trust Midcap Growth	1,956,862	363,829	519,237	60,115
GCG Trust Research	2,349	235	6,638	2,918
GCG Trust Total Return	229,610	122,317	55,089	9,998
ING Partners, Inc.:
ING UBS Tactical Asset Allocation	15,069	110	–	–
ING Van Kampen Comstock	1,401,140	140,955	–	–
ING Income Shares:
ING VP Bond	2,858,270	332,467	–	–
ING Variable Portfolios, Inc.:
ING VP Index Plus Large Cap	409,565	3,591	–	–
ING VP Index Plus Mid Cap	4,022,364	689,763	–	–
ING VP Index Plus Small Cap	977,947	346,728	–	–

Security Life of Denver Insurance Company
Separate Account L1

Notes to Financial Statements (continued)

5. Purchases and Sales of Investment Securities (continued)

	Year ended December 31
	2002		2001
	Purchases	Sales	Purchases	Sales
ING Variable Products Trust:
ING VP Growth Opportunities	$ 54,295	$ 18,035	$ 149,725	4,235
ING VP MagnaCap	1,371,930	348,262	225,971	25,648
ING VP MidCap Opportunities	2,780,637	2,004,344	341,325	58,025
ING VP SmallCap Opportunities	1,489,597	237,796	829,924	117,106
INVESCO Variable Investment Funds, Inc.:
INVESCO VIF-Core Equity	10,391,438	9,570,669	16,814,165	6,506,394
INVESCO VIF-Health Sciences	152,403	10,865	–
INVESCO VIF-High Yield	30,975,630	16,381,821	6,514,465	3,659,072
INVESCO VIF-Small Company Growth	8,222,411	6,332,464	8,908,835	3,463,506
INVESCO VIF-Total Return	4,962,476	8,245,532	6,344,012	2,356,948
INVESCO VIF-Utilities	4,161,826	3,442,377	5,505,966	1,965,274
Janus Aspen Series:
Janus Aspen Aggressive Growth	921,973	633,376	2,113,468	308,137
Janus Aspen Growth	3,945,933	3,458,193	3,804,930	447,173
Janus Aspen International Growth	2,903,388	2,077,248	6,516,625	1,146,562
Janus Aspen Worldwide	2,283,623	804,387	4,062,782	772,750
M Fund, Inc.:
Brandes International Equity	6,638,922	1,666,573	2,037,956	53,342
Business Opportunity Value	225,895	14,195	–
Clifton Enhanced US Equity	1,847,248	377,104	1,236,044	20,480
Frontier Capital Appreciation	5,566,848	3,131,111	2,640,008	1,013,878
Turner Core Growth	742,703	225,601	297,108	6,264
Neuberger Berman Advisers Management Trust:
Neuberger Berman AMT Growth	4,672,286	3,913,014	13,235,073	7,603,181
Neuberger Berman AMT Limited Maturity Bond	29,377,731	19,987,877	16,032,595	8,035,370
Neuberger Berman AMT Partners	21,642,371	22,943,931	36,952,816	30,623,637
Pioneer Variable Contracts Trust:
Pioneer Mid–Cap Value VCT	998,044	81,638	–	–
Pioneer Small Cap Value VCT	852,064	67,505	–	–
Putnam Variable Trust:
Putnam VT Growth and Income	15,165,517	12,153,681	3,491,353	162,946
Putnam VT New Opportunities	409,330	72,869	401,002	45,907
Putnam VT Small Cap Value	11,030,888	5,446,694	5,926,722	207,645
Putnam VT Voyager	932,469	215,788	855,651	11,327
Van Eck Worldwide Insurance Trust:
Van Eck Worldwide Bond	4,254,798	2,145,327	1,357,384	943,649
Van Eck Worldwide Emerging Markets	4,932,373	3,506,079	2,432,742	2,433,670
Van Eck Worldwide Hard Assets	3,394,608	2,892,780	1,423,526	1,742,717
Van Eck Worldwide Real Estate	4,095,186	1,672,965	2,513,282	1,073,298

Security Life of Denver Insurance Company
Separate Account L1

Notes to Financial Statements (continued)

6. Changes in Units

The changes in units outstanding were as follows:

	For the year ended December 31
	2002			2001
	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)
AIM Variable Insurance Funds:
AIM VI Capital Appreciation	671,980	(767,467)	(95,487)	1,057,453	(3,966,595)	(2,909,142)
AIM VI Government Securities	1,631,978	(1,167,870)	464,108	5,147,789	(4,483,221)	664,568
The Alger American Fund:
Alger American Growth	485,568	(413,022)	72,546	610,368	(363,614)	246,754
Alger American Leveraged AllCap	719,086	(761,594)	(42,508)	1,217,109	(1,123,011)	94,098
Alger American MidCap Growth	1,159,357	(1,193,765)	(34,408)	1,632,069	(1,214,761)	417,308
Alger American Small Capitalization	1,030,015	(1,369,035)	(339,020)	601,271	(471,284)	129,987
Fidelity® Variable Insurance Products Fund:
Fidelity® VIP Growth	939,972	(976,157)	(36,185)	1,418,576	(1,238,441)	180,135
Fidelity® VIP Growth SC	130,925	(66,483)	64,442	34,314	(9,912)	24,402
Fidelity® VIP Money Market	13,655,846	(13,293,811)	362,035	13,960,590	(11,728,889)	2,231,701
Fidelity® VIP Overseas	4,181,509	(4,409,294)	(227,785)	3,323,651	(3,218,889)	104,762
Fidelity® VIP Overseas SC	100,315	(26,715)	73,600	20,601	(820)	19,781
Fidelity® Variable Insurance Products Fund II:
Fidelity® VIP II Asset ManagerSM	558,460	(315,246)	243,214	797,078	(506,252)	290,826
Fidelity® VIP II Asset ManagerSM SC	55,774	(22,376)	33,398	33,327	(1,617)	31,710
Fidelity® VIP II Index 500	2,803,034	(2,871,953)	(68,919)	3,233,332	(1,109,507)	2,123,825
The GCG Trust:
GCG Trust Equity Income	10,741	(781)	9,960	854	(255)	599
GCG Trust Fully Managed	783,217	(94,217)	689,000	378,041	(9,476)	368,565
GCG Trust Growth	1,521	(1,167)	354	1,795	(1,454)	341
GCG Trust Limited Maturity Bond	41,829	(4,626,328)	(4,584,499)	4,566,682	(36,766)	4,529,916
GCG Trust Liquid Asset	7,872,674	(6,788,789)	1,083,885	1,825,153	(1,312,595)	512,558
GCG Trust Midcap Growth	291,972	(61,886)	230,086	53,402	(6,563)	46,839
GCG Trust Research	302	(30)	272	695	(331)	364
GCG Trust Total Return	20,468	(11,340)	9,128	4,516	(859)	3,657
ING Partners, Inc.:
ING UBS Tactical Asset Allocation	1,970	(14)	1,956	–	–	–
ING Van Kampen Comstock	168,184	(16,937)	151,247	–	–	–
ING Income Shares:
ING VP Bond	266,604	(31,353)	235,251	–	–	–
ING Variable Portfolios, Inc.:
ING VP Index Plus Large Cap	49,112	(422)	48,690	–	–	–
ING VP Index Plus Mid Cap	469,065	(84,163)	384,902	–	–	–
ING VP Index Plus Small Cap	119,061	(42,175)	76,886	–	–	–
ING Variable Products Trust:
ING VP Growth Opportunities	7,836	(2,699)	5,137	17,457	(478)	16,979
ING VP MagnaCap	155,659	(39,325)	116,334	23,318	(2,662)	20,656
ING VP MidCap Opportunities	360,810	(264,590)	96,220	38,886	(6,815)	32,071
ING VP SmallCap Opportunities	195,279	(32,103)	163,176	87,828	(12,561)	75,267

Security Life of Denver Insurance Company
Separate Account L1

Notes to Financial Statements (continued)

6. Changes in Units (continued)

	For the year ended December 31
	2002			2001
	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)
INVESCO Variable Investment Funds, Inc.:
INVESCO VIF-Core Equity	562,797	(500,598)	62,199	703,533	(271,192)	432,341
INVESCO VIF-Health Sciences	17,637	(1,222)	16,415	–	–	–
INVESCO VIF-High Yield	2,379,761	(1,348,324)	1,031,437	388,052	(238,498)	149,554
INVESCO VIF-Small Company Growth	770,084	(557,896)	212,188	617,920	(246,023)	371,897
INVESCO VIF-Total Return	331,008	(563,130)	(232,122)	380,422	(144,208)	236,214
INVESCO VIF-Utilities	336,251	(276,809)	59,442	294,569	(111,016)	183,553
Janus Aspen Series:
Janus Aspen Aggressive Growth	268,234	(195,305)	72,929	448,345	(73,278)	375,067
Janus Aspen Growth	762,951	(696,080)	66,871	539,642	(67,488)	472,154
Janus Aspen International Growth	543,365	(406,029)	137,336	909,453	(178,064)	731,389
Janus Aspen Worldwide	391,136	(143,837)	247,299	562,231	(114,849)	447,382
M Fund, Inc.:
Brandes International Equity	712,942	(190,657)	522,285	205,330	(5,472)	199,858
Business Opportunity Value	28,142	(1,869)	26,273	–	–	–
Clifton Enhanced US Equity	203,877	(46,123)	157,754	122,241	(1,986)	120,255
Frontier Capital Appreciation	615,532	(345,254)	270,278	267,133	(102,874)	164,259
Turner Core Growth	84,796	(26,594)	58,202	31,778	(619)	31,159
Neuberger Berman Advisers Management Trust:
Neuberger Berman AMT Growth	345,906	(274,109)	71,797	323,104	(361,799)	(38,695)
Neuberger Berman AMT Limited Maturity Bond	1,978,216	(1,352,449)	625,767	1,085,095	(567,507)	517,588
Neuberger Berman AMT Partners	1,057,013	(1,093,740)	(36,727)	1,591,739	(1,340,692)	251,047
Pioneer Variable Contracts Trust:
Pioneer Mid–Cap Value VCT	112,011	(9,891)	102,120	–	–	–
Pioneer Small Cap Value VCT	103,586	(7,691)	95,895	–	–	–
Putnam Variable Trust:
Putnam VT Growth and Income	1,582,793	(1,268,532)	314,261	360,826	(16,790)	344,036
Putnam VT New Opportunities	55,618	(9,667)	45,951	46,606	(5,046)	41,560
Putnam VT Small Cap Value	976,783	(480,224)	496,559	553,681	(18,679)	535,002
Putnam VT Voyager Fund	120,993	(27,423)	93,570	90,746	(1,160)	89,586
Van Eck Worldwide Insurance Trust:
Van Eck Worldwide Bond	402,004	(200,418)	201,586	131,558	(95,345)	36,213
Van Eck Worldwide Emerging Markets	623,320	(434,374)	188,946	319,079	(310,403)	8,676
Van Eck Worldwide Hard Assets	329,392	(276,899)	52,493	136,854	(171,230)	(34,376)
Van Eck Worldwide Real Estate	372,743	(153,825)	218,918	248,095	(108,788)	139,307

Security Life of Denver Insurance Company
Separate Account L1

Notes to Financial Statements (continued)

7. Financial Highlights

A summary of unit values and units outstanding for Policies, expense ratios, excluding expenses of underlying Funds, investment income ratios, and total return for the years ended December 31, 2002 and 2001, along with units outstanding and unit values for the year ended December 31, 2000, follows:

Division	Units (000s)	Unit Fair Value lowest to highest	Net Assets (000s)	Investment Income Ratio	Expense Ratio lowest to highest	Total Return lowest to highest

AIM Variable Insurance Funds:
AIM VI Capital Appreciation
2002	1,078	$7.03 to $8.29	$ 8,853	–	0% to .75%	-25.05% to -24.41%
2001	1,174	$9.30 to $11.06	12,831	7.26%	0% to .75%	-23.83% to -23.27%
2000	4,082	$12.12 to $14.52	51,039	*	*	*

AIM VI Government Securities
2002	2,620	$12.97 to $12.98	33,988	2.03%	0% to .75%	9.08% to 9.82%
2001	2,156	$11.81 to $11.90	25,665	1.35%	0% to .75%	5.40% to 6.11%
2000	1,492	$11.13 to $11.29	16,764	*	*	*

The Alger American Fund:
Alger American Growth
2002	2,126	$6.01 to $16.21	33,021	0.04%	0% to .75%	-33.35% to -33.07%
2001	2,053	$8.98 to $24.32	48,752	12.91%	0% to .75%	-12.74% to -11.61%
2000	1,807	$10.16 to $27.87	50,118	*	*	*

Security Life of Denver Insurance Company
Separate Account L1

Notes to Financial Statements (continued)

7. Financial Highlights (continued)

Division	Units (000s)	Unit Fair Value lowest to highest	Net Assets (000s)	Investment Income Ratio	Expense Ratio lowest to highest	Total Return lowest to highest

The Alger American Fund:
Alger American Leveraged AllCap
2002	654	$6.24 to $22.15	$ 13,112	0.01%	0% to .75%	-34.62% to -33.97%
2001	696	$9.45 to $33.88	23,276	3.72%	0% to .75%	-16.30%
2000	602	$40.48	24,378	*	*	*

Alger American MidCap Growth
2002	1,410	$8.84 to $21.07	27,448	–	0% to .75%	-30.25% to -29.67%
2001	1,445	$12.57 to $30.21	42,563	46.27%	0% to .75%	-7.2% to -6.40%
2000	1,028	$13.43 to $32.49	33,294	*	*	*

Alger American Small Capitalization
2002	1,198	$5.02 to $9.74	11,557	–	0% to .75%	-26.55% to -26.18
2001	1,537	$6.80 to $13.26	19,928	0.05%	0% to .75%	-30.10% to -29.53%
2000	1,407	$9.65 to $18.97	26,169	*	*	*

Fidelity Variable Insurance Products Fund:
Fidelity® VIP Growth
2002	2,408	$6.24 to $17.38	41,408	0.24%	0% to .75%	-30.40% to -30.12%
2001	2,444	$8.93 to $24.97	59,751	7.38%	0% to .75%	-18.45% to -17.62%
2000	2,264	$10.84 to $30.62	68,506	*	*	*

Security Life of Denver Insurance Company
Separate Account L1

Notes to Financial Statements (continued)

7. Financial Highlights (continued)

Division	Units (000s)	Unit Fair Value lowest to highest	Net Assets (000s)	Investment Income Ratio	Expense Ratio lowest to highest	Total Return lowest to highest

Fidelity Variable Insurance Products Fund (continued):
Fidelity® VIP Growth SC
2002	88	$5.96	$ 530	0.08%	0%	-30.54%
2001	24	$8.58	209	**	0%	**
2000	**	**	**	**	**	**

Fidelity® VIP Money Market
2002	7,283	$13.87	101,019	1.70%	0.75%	1.24%
2001	6,921	$13.70	94,833	3.88%	0.75%	3.63%
2000	4,690	$13.22	62,015	*	*	*

Fidelity® VIP Overseas
2002	2,547	$6.52 to $10.13	25,636	0.78%	0% to .75%	-21.23% to -20.29%
2001	2,775	$8.18 to $12.86	35,065	13.45%	0% to .75%	-21.63% to -21.19%
2000	2,670	$10.38 to $16.41	43,322	*	*	*

Fidelity® VIP Overseas SC
2002	93	$6.08	568	0.34%	0%	-20.32%
2001	19	$7.63	151	**	0%	**
2000	**	**	**	**	**	**

Fidelity Variable Insurance Products Fund II:
Fidelity® VIP II Asset ManagerSM
2002	1,413	$15.46	21,839	3.51%	0.75%	-8.90%
2001	1,201	$16.97	19,842	4.74%	0.75%	-5.35%
2000	879	$17.93	15,755	*	*	*

Security Life of Denver Insurance Company
Separate Account L1

Notes to Financial Statements (continued)

7. Financial Highlights (continued)

Division	Units (000s)	Unit Fair Value lowest to highest	Net Assets (000s)	Investment Income Ratio	Expense Ratio lowest to highest	Total Return lowest to highest

Fidelity Variable Insurance Products Fund II (continued):
Fidelity® VIP II Asset ManagerSM SC
2002	65	$9.03	$ 588	2.94%	0%	-8.79%
2001	32	$9.90	314	**	0%	**
2000	**	**	**	**	**	**

Fidelity® VIP II Index 500
2002	8,785	$6.88 to $19.42	151,371	1.34%	0% to .75%	-22.88% to -22.26%
2001	8,854	$8.85 to $25.18	200,404	1.05%	0% to .75%	-12.72% to -12.12%
2000	6,730	$10.07 to $28.85	180,940	*	*	*

The GCG Trust:
GCG Trust Equity Income
2002	11	$9.34	99	4.45%	0%	-13.20%
2001	1	$10.76	6	**	0%	**
2000	**	**	**	**	**	**

GCG Trust Fully Managed
2002	1,058	$10.58 to $10.72	11,222	3.65%	0% to .75%	-0.19% to .56%
2001	369	$10.60 to $10.66	3,909	9.39%	0% to .75%	-
2000	**	**	**	**	**	**

GCG Trust Growth
2002	1	$5.84	5	–	0%	-29.55%
2001	–	$8.29	4	–	0%	-30.28%
2000	–	$11.89	1	*	*	*

Security Life of Denver Insurance Company
Separate Account L1

Notes to Financial Statements (continued)

7. Financial Highlights (continued)

Division	Units (000s)	Unit Fair Value lowest to highest	Net Assets (000s)	Investment Income Ratio	Expense Ratio lowest to highest	Total Return lowest to highest

The GCG Trust (continued):
GCG Trust Limited Maturity Bond
2002	26	$12.72	$ 329	0.23%	0%	7.25%
2001	4,610	$11.86	54,671	16.29%	0%	8.91%
2000	80	$10.89	877	*	*	*

GCG Trust Liquid Asset
2002	1,780	$11.41	20,314	1.47%	0%	1.42%
2001	696	$11.25	7,832	3.74%	0%	3.88%
2000	184	$10.83	1,992	*	*	*

GCG Trust Midcap Growth
2002	277	$4.90 to $6.67	1,478	–	0% to .75%	-49.38% to -48.85%
2001	46	$9.68 to $13.04	465	**	0% to .75%	**
2000	**	**	**	**	**	**

GCG Trust Research
2002	1	$6.59	4	0.57%	0%	-24.94%
2001	–	$8.78	3	**	0%	**
2000	**	**	**	**	**	**

GCG Trust Total Return
2002	14	$11.06	151	3.30%	0%	-5.06%
2001	5	$11.65	53	13.37%	0%	0.43%
2000	1	$11.60	11	*	*	*

Security Life of Denver Insurance Company
Separate Account L1

Notes to Financial Statements (continued)

7. Financial Highlights (continued)

Division	Units (000s)	Unit Fair Value lowest to highest	Net Assets (000s)	Investment Income Ratio	Expense Ratio lowest to highest	Total Return lowest to highest

ING Partners, Inc.:
ING UBS Tactical Asset Allocation
2002	2	$7.79 to $7.83	$ 15	***	0% to .75%	***
2001	***	***	***	***	***	***
2000	***	***	***	***	***	***

ING Van Kampen Comstock
2002	151	$8.36 to $8.40	1,265	***	0% to .75%	***
2001	***	***	***	***	***	***
2000	***	***	***	***	***	***

ING Income Shares:
ING VP Bond	235	$10.78 to $10.84	2,539	***	0% to .75%	***
2002	***	***	***	***	***	***
2001	***	***	***	***	***	***
2000

ING Variable Portfolios, Inc.:
Index Plus Large Cap	49	$7.95 to $7.99	389	***	0% to .75%	***
2002	***	***	***	***	***	***
2001	***	***	***	***	***	***
2000

Security Life of Denver Insurance Company
Separate Account L1

Notes to Financial Statements (continued)

7. Financial Highlights (continued)

Division	Units (000s)	Unit Fair Value lowest to highest	Net Assets (000s)	Investment Income Ratio	Expense Ratio lowest to highest	Total Return lowest to highest

ING Variable Portfolios, Inc. (continued):
Index Plus Mid Cap
2002	385	$8.27 to $8.31	$ 3,193	***	0% to .75%	***
2001	***	***	***	***	***	***
2000	***	***	***	***	***	***

Index Plus Small Cap
2002	77	$8.18 to $8.23	630	***	0% to .75%	***
2001	***	***	***	***	***	***
2000	***	***	***	***	***	***

ING Variable Products Trust:
ING VP Growth Opportunities
2002	22	$5.86 to $5.94	130	–	0% to .75%	-32.18% to -31.57%
2001	17	$8.64 to $8.68	147	**	0% to .75%	**
2000	**	**	**	**	**	**

ING VP MagnaCap
2002	137	$7.47 to $7.57	1,026	1.31%	0% to .75%	-23.46% to -22.76%
2001	21	$9.76 to $9.80	202	**	0% to .75%	**
2000	**	**	**	**	**	**

ING VP Mid-Cap Opportunities
2002	128	$6.72 to $6.81	868	–	0% to .75%	-26.80% to -25.82%
2001	32	$9.18	294	**	0% to .75%	**
2000	**	**	**	**	**	**

Security Life of Denver Insurance Company
Separate Account L1

Notes to Financial Statements (continued)

7. Financial Highlights (continued)

Division	Units (000s)	Unit Fair Value lowest to highest	Net Assets (000s)	Investment Income Ratio	Expense Ratio lowest to highest	Total Return lowest to highest

ING Variable Products Trust (continued):
ING VP Small Cap Opportunities
2002	238	$5.42 to $5.49	$ 1,297	–	0% to .75%	-44.07% to -43.63%
2001	75	$9.69 to $9.74	730	**	0% to .75%	**
2000	**	**	**	**	**	**

INVESCO Variable Investment Funds, Inc.:
INVESCO VIF-Core Equity
2002	1,301	$7.95 to $19.72	23,265	1.41%	0% to .75%	-19.64% to -19.04%
2001	1,238	$9.82 to $24.54	29,102	1.59%	0% to .75%	-9.75% to -8.99%
2000	806	$10.79 to $27.19	21,536	*	*	*

INVESCO VIF-Health Sciences
2002	16	$8.17 to $8.22	134	***	0% to .75%	***
2001	***	***	***	***	***	***
2000	***	***	***	***	***	***

INVESCO VIF-High Yield
2002	1,863	$7.62 to $12.72	23,179	18.57%	0% to .75%	-2.75% to -1.30%
2001	832	$7.72 to $13.08	10,708	10.78%	0% to .75%	-15.06% to -14.88%
2000	682	$9.07 to $15.40	10,496	*	*	*

INVESCO VIF-Small Company Growth
2002	1,245	$7.42 to $9.81	12,029	–	0% to .75%	-32.30% to -31.11%
2001	1,033	$10.77 to $14.49	14,861	–	0% to .75%	-19.32% to -18.53%
2000	660	$13.22 to $17.96	11,848	*	*	*

Security Life of Denver Insurance Company
Separate Account L1

Notes to Financial Statements (continued)

7. Financial Highlights (continued)

Division	Units (000s)	Unit Fair Value lowest to highest	Net Assets (000s)	Investment Income Ratio	Expense Ratio lowest to highest	Total Return lowest to highest

INVESCO Variable Investment Funds, Inc. (continued):
INVESCO VIF-Total Return
2002	702	$8.95 to $14.59	$ 9,980	2.00%	0% to .75%	-10.98% to -10.23%
2001	934	$9.97 to $16.39	15,247	2.57%	0% to .75%	-2.15%
2000	698	$16.75	11,695	*	*	*

INVESCO VIF-Utilities
2002	585	$5.62 to $12.12	6,946	0.49%	0% to .75%	-20.94% to -20.28%
2001	526	$7.05 to $15.33	7,928	1.02%	0% to .75%	-32.91%
2000	342	$22.85	7,812	*	*	*

Janus Aspen Series:
Janus Aspen Aggressive Growth
2002	525	$2.93 to $2.98	1,539	–	0% to .75%	-28.71% to -28.19%
2001	452	$4.11 to $4.15	1,858	–	0% to .75%	-40.00% to -39.50%
2000	77	$6.85 to $6.86	526	*	*	*

Janus Aspen Growth
2002	568	$4.49 to $4.56	2,560	–	0% to .75%	-27.23% to -26.81%
2001	501	$6.17 to $6.23	3,099	0.24%	0% to .75%	-25.48%
2000	29	$8.28	244	*	*	*

Janus Aspen International Growth
2002	917	$4.87 to $4.95	4,484	0.64%	0% to .75%	-26.10% to -25.79%
2001	780	$6.59 to $6.67	5,140	0.87%	0% to .75%	-24.17% to -23.42%
2000	48	$8.69 to $8.71	421	*	*	*

Security Life of Denver Insurance Company
Separate Account L1

Notes to Financial Statements (continued)

7. Financial Highlights (continued)

Division	Units (000s)	Unit Fair Value lowest to highest	Net Assets (000s)	Investment Income Ratio	Expense Ratio lowest to highest	Total Return lowest to highest

Janus Aspen Series (continued):
Janus Aspen Worldwide
2002	731	$4.92 to $5.01	$ 3,609	0.66%	0% to .75%	-26.35% to -25.67%
2001	484	$6.68 to $6.74	3,325	0.37%	0% to .75%	-23.13% to -22.62%
2000	37	$8.69 to $8.71	319	*	*	*

M Fund, Inc.:
Brandes International Equity
2002	722	$7.97 to $8.08	5,757	6.53%	0% to .75%	-15.93% to -15.30%
2001	200	$9.48 to $9.54	1,895	**	0% to .75%	**
2000	**	**	**	**	**	**

Business Opportunity Value
2002	26	$7.59 to $7.64	200	***	0% to .75%	***
2001	***	***	***	***	***	***
2000	***	***	***	***	***	***

Clifton Enhanced US Equity
2002	278	$7.38 to $7.48	2,053	4.76%	0% to .75%	-25.68% to -25.05%
2001	120	$9.93 to $9.98	1,194	**	0% to .75%	**
2000	**	**	**	**	**	**

Frontier Capital Appreciation
2002	435	$7.80 to $7.90	3,390	–	0% to .75%	-25.79% to -25.26%
2001	164	$10.51 to $10.57	1,727	**	0% to .75%	**
2000	**	**	**	**	**	**

Security Life of Denver Insurance Company
Separate Account L1

Notes to Financial Statements (continued)

7. Financial Highlights (continued)

Division	Units (000s)	Unit Fair Value lowest to highest	Net Assets (000s)	Investment Income Ratio	Expense Ratio lowest to highest	Total Return lowest to highest

M Fund, Inc. (continued):
Turner Core Growth
2002	89	$6.92 to $7.02	$ 619	0.28%	0% to .75%	-27.08% to -26.49%
2001	31	$9.49 to $9.55	296	**	0% to .75%	**
2000	**	**	**	**	**	**

Neuberger Berman Advisers Management Trust:
Neuberger Berman AMT Growth
2002	788	$5.85 to $12.47	9,722	–	0% to .75%	-31.93% to -31.18%
2001	716	$8.50 to $18.32	13,020	50.01%	0% to .75%	-30.66%
2000	755	$26.42	19,945	*	*	*

Neuberger Berman AMT Limited Maturity Bond
2002	2,229	$11.15 to $15.07	32,704	4.04%	0% to .75%	4.44% to 5.39%
2001	1,603	$10.58 to $14.43	22,975	5.37%	0% to .75%	8.01%
2000	1,085	$13.36	14,494	*	*	*

Neuberger Berman AMT Partners
2002	1,346	$7.35 to $17.62	23,077	0.51%	0% to .75%	-24.93% to -24.15%
2001	1,383	$9.69 to $23.47	32,191	4.12%	0% to .75%	-3.61% to -2.81%
2000	1,132	$9.97 to $24.35	27,556	*	*	*

Security Life of Denver Insurance Company
Separate Account L1

Notes to Financial Statements (continued)

7. Financial Highlights (continued)

Division	Units (000s)	Unit Fair Value lowest to highest	Net Assets (000s)	Investment Income Ratio	Expense Ratio lowest to highest	Total Return lowest to highest

Pioneer Variable Contracts Trust:
Pioneer MidCap Value VCT
2002	102	$8.45 to $8.49	$ 864	***	0% to .75%	***
2001	***	***	***	***	***	***
2000	***	***	***	***	***	***

Pioneer SmallCap Value VCT
2002	96	$7.92 to $7.96	760	***	0% to .75%	***
2001	***	***	***	***	***	***
2000	***	***	***	***	***	***

Putnam Variable Trust:
Putnam VT Growth and Income
2002	658	$7.90 to $8.01	5,213	1.82%	0% to .75%	-19.63% to -19.01%
2001	344	$9.83 to $9.89	3,383	**	0% to .75%	**
2000	**	**	**	**	**	**

Putnam VT New Opportunities
2002	88	$6.59 to $6.68	579	–	0% to .75%	-31.07% to -30.49%
2001	42	$9.56 to $9.61	397	**	0% to .75%	**
2000	**	**	**	**	**	**

Putnam VT Small Cap Value
2002	1,032	$7.92 to $7.96	9,712	1.05%	0% to .75%	-18.76% to -18.27%
2001	535	$11.57 to $11.66	6,191	**	0% to .75%	**
2000	**	**	**	**	**	**

Security Life of Denver Insurance Company
Separate Account L1

Notes to Financial Statements (continued)

7. Financial Highlights (continued)

Division	Units (000s)	Unit Fair Value lowest to highest	Net Assets (000s)	Investment Income Ratio	Expense Ratio lowest to highest	Total Return lowest to highest

Putnam Variable Trust (continued):
Putnam VT Voyager
2002	183	$6.94 to $7.03	$ 1,275	0.50%	0% to .75%	-27.02% to -26.54%
2001	90	$9.51 to $9.57	852	**	0% to .75%	**
2000	**	**	**	**	**	**

Van Eck Worldwide Insurance Trust:
Van Eck Worldwide Bond
2002	329	$11.58 to $11.61	3,820	–	0% to .75%	20.81% to 21.64%
2001	127	$9.52 to $9.61	1,225	3.92%	0% to .75%	-5.78% to -4.99%
2000	91	$10.02 to $10.20	931	*	*	*

Van Eck Worldwide Emerging Markets
2002	777	$7.37 to $7.88	5,740	0.17%	0% to .75%	-3.67% to -2.96%
2001	588	$7.65 to $8.12	4,516	–	0% to .75%	-2.55% to -1.81%
2000	579	$7.85 to $8.27	4,562	*	*	*

Van Eck Worldwide Hard Assets
2002	233	$8.66 to $9.22	2,148	0.62%	0% to .75%	-3.66% to -2.81%
2001	181	$8.91 to $9.57	1,727	1.15%	0% to .75%	-11.06%
2000	215	$10.76	2,313	*	*	*

Security Life of Denver Insurance Company
Separate Account L1

Notes to Financial Statements (continued)

7. Financial Highlights (continued)

Division	Units (000s)	Unit Fair Value lowest to highest	Net Assets (000s)	Investment Income Ratio	Expense Ratio lowest to highest	Total Return lowest to highest

Van Eck Worldwide Insurance Trust (continued):
Van Eck Worldwide Real Estate
2002	490	$9.88 to $11.04	$ 4,886	2.47%	0% to .75%	-5.18% to -4.42%
2001	271	$10.42 to $11.55	2,826	1.98%	0% to .75%	4.51% to 5.29%
2000	131	$9.97 to $10.97	1,312	*	*	*

* Not provided for 2000.
** As investment Division was not available until 2001, this data is not meaningful and is therefore not presented.
*** As investment Division was not available until 2002, this data is not meaningful and is therefore not presented.

Financial Statements — Statutory Basis
Security Life of Denver Insurance Company
Years ended December 31, 2002 and 2001
with Report of Independent Auditors

Security Life of Denver Insurance Company

Financial Statements - Statutory Basis

December 31, 2002 and 2001

Report of Independent Auditors

Board of Directors and Stockholder
Security Life of Denver Insurance Company

We have audited the accompanying statutory basis balance sheets of Security Life of Denver Insurance Company ("the Company" and a wholly owned subsidiary of ING America Insurance Holdings, Inc.) as of December 31, 2002 and 2001, and the related statutory basis statements of operations, changes in capital and surplus, and cash flows for the years then ended. These financial statements are the responsibility of the Company’s management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described in Note 1 to the financial statements, the Company presents its financial statements in conformity with accounting practices prescribed or permitted by the Division of Insurance of the Department of Regulatory Agencies of the State of Colorado (Colorado Division of Insurance), which practices differ from accounting principles generally accepted in the United States. The variances between such practices and accounting principles generally accepted in the United States are described in Note 1. The effects on the financial statements of these variances are not reasonably determinable but are presumed to be material.

In our opinion, because of the effects of the matter described in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with accounting principles generally accepted in the United States, the financial position of Security Life of Denver Insurance Company at December 31, 2002 and 2001 or the results of its operations or its cash flows for the years then ended.

However, in our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Security Life of Denver Insurance Company at December 31, 2002 and 2001, and the results of its operations and its cash flows for the years then ended, in conformity with accounting practices prescribed or permitted by the Colorado Division of Insurance.

As discussed in Note 3 to the financial statements, in 2001 the Company changed various accounting policies to be in accordance with the revised NAIC Accounting Practices and Procedures Manual, as adopted by the Colorado Division of Insurance.

Ernst and Young, LLP

March 21, 2003
Atlanta, GA

Security Life of Denver Insurance Company

Balance Sheets - Statutory Basis

	December 31
	2002	2001
	(In Thousands)
Admitted assets
Cash and invested assets:
Bonds	$11,414,565	$10,653,637
Preferred stocks	18,915	18,863
Common stocks	72,427	38,083
Subsidiaries	73,186	84,348
Mortgage loans	2,776,223	2,434,031
Real estate, less accumulated depreciation (2002-
$12,553; 2001-$11,684)	32,612	33,470
Policy loans	1,073,803	1,124,108
Other invested assets	149,642	99,912
Cash and short-term investments	290,080	567,422
Total cash and invested assets	15,901,453	15,053,874

Deferred and uncollected premiums, less loading
(2002- $1,926; 2001- $2,115)	130,982	168,472
Accrued investment income	241,378	224,212
Reinsurance balances recoverable	67,177	38,388
Data processing equipment, less accumulated
depreciation (2002-$1,817; 2001-$1,390)	75	55
Indebtedness from related parties	8,420	23,933
Federal income tax recoverable , including net deferred tax asset	57,059	80,024
Separate account assets	1,526,548	903,086
Other assets	12,825	13,752

Total admitted assets	$17,945,917	$16,505,796

Security Life of Denver Insurance Company

Balance Sheets - Statutory Basis (continued)

	December 31
	2002	2001
	(In Thousands, except share amounts)
Liabilities and capital and surplus
Liabilities:
Policy and contract liabilities:
Life and annuity reserves	$ 8,022,919	$ 7,732,109
Accident and health reserves	15	23
Deposit type contracts	6,710,709	6,104,943
Policyholders’ funds	7,302	11,069
Dividends payable	3,871	4,065
Unpaid claims	191,423	208,672
Total policy and contract liabilities	14,936,239	14,060,881

Accounts payable and accrued expenses	181,324	205,507
Reinsurance balances due	35,376	15,009
Indebtedness to related parties	1,802	17,856
Contingency reserve	18,087	18,758
Asset valuation reserve	74,863	75,999
Borrowed money	168,884	289,955
Other liabilities	(13,985)	149,700
Separate account liabilities	1,512,075	903,086
Total liabilities	16,914,665	15,736,751

Capital and surplus:
Common stock, $20,000 par value; authorized - 149
shares, issued and outstanding – 144 shares	2,880	2,880
Surplus notes	165,032	165,032
Additional paid-in capital	837,378	737,378
Unassigned surplus (deficit)	25,962	(136,245)
Total capital and surplus	1,031,252	769,045

Total liabilities and capital and surplus	$17,945,917	$16,505,796

See accompanying notes – statutory basis.

Security Life of Denver Insurance Company

Statements of Operations - Statutory Basis

	Year ended December 31
	2002	2001
	(In Thousands)
Premiums and other revenues:
Life, annuity, and accident and health premiums	$2,063,758	$3,157,551
Policy proceeds and dividends left on deposit	31	15
Net investment income	858,455	847,770
Amortization of interest maintenance reserve	(13,414)	(1,626)
Commissions, expense allowances and reserve
adjustments on reinsurance ceded	53,339	1,609
Other income	71,964	52,107
Total premiums and other revenue	3,034,133	4,057,426

Benefits paid or provided:
Death benefits	402,381	340,336
Annuity benefits	12,001	12,759
Surrender benefits	506,897	270,377
Interest on policy or contract funds	296,017	304,447
Other benefits	(1,692)	3,010
Life contract withdrawals	769,901	2,063,355
Increase in life, annuity, and accident and health
reserves	290,893	239,852
Net transfers to separate accounts	60,825	228,961
Total benefits paid or provided	2,337,223	3,463,097

Insurance expenses:
Commissions	307,117	253,687
General expenses	98,983	139,067
Insurance taxes, licenses and fees, excluding
federal income taxes	18,890	18,212
Total insurance expenses	424,990	410,966

Gain from operations before policyholder
dividends, federal income taxes and net realized
capital losses	271,920	183,363

Security Life of Denver Insurance Company

Statements of Operations - Statutory Basis (continued)

	Year ended December 31
	2002	2001
	(In Thousands)

Dividends to policyholders	2,564	2,952
Gain from operations before federal income taxes
and net realized capital losses	269,356	180,411
Federal income taxes	88,773	79,572
Gain from operations before net realized capital
losses	180,583	100,839
Net realized capital losses net of income taxes
2002 - $(11,366); 2001 - $ 2,083 and excluding
net transfers to the interest maintenance reserve
2002- $(20,691); 2001- $6,705	(43,391)	(38,824)
Net income	$137,192	$62,015

See accompanying notes – statutory basis.

Security Life of Denver Insurance Company

Statements of Changes in Capital and Surplus—Statutory Basis

	Year ended December 31
	2002	2001
	(In Thousands)
Common stock:
Balance at beginning and end of year	$2,880	$2,880

Surplus note:
Balance at beginning of year	165,032	184,259
Decrease in surplus note	–	(19,227)
Balance at end of year	165,032	165,032

Paid-in and contributed surplus:
Balance at beginning of year	737,378	600,306
Capital contributions	100,000	137,072
Balance at end of year	837,378	737,378

Unassigned surplus (deficit):
Balance at beginning of year	(136,246)	(137,664)
Net income	137,192	62,015
Change in net unrealized capital gains or losses	(9,697)	(3,369)
Change in nonadmitted assets	42,134	(35,555)
Change in liability for reinsurance in
unauthorized companies	(5,474)	1,081
Change in asset valuation reserve	1,136	(12,204)
Change in net deferred income tax	(3,083)	18,625
Change in accounting principle, net of tax	-	42,889
Transfer of prepaid pension assets	-	(9,010)
Dividends to stockholder	-	(55,000)
Prior period adjustments	-	(8,054)
Balance at end of year	25,962	(136,246)

Total capital and surplus	$1,031,252	$769,044

See accompanying notes – statutory basis.

Security Life of Denver Insurance Company

Statements of Cash Flows—Statutory Basis

	Year ended December 31,
	2002	2001
	(In Thousands)
Operations
Premiums, policy proceeds, and other
considerations received, net of reinsurance paid	$ 2,078,429	$ 3,128,990
Net investment income received	1,018,160	839,970
Commission and expense allowances received
on reinsurance ceded	5,200	1,609
Benefits paid	(1,920,378)	(2,964,915)
Net transfers to separate accounts	(770,703)	(194,532)
Insurance expenses paid	(400,601)	(396,152)
Dividends paid to policyholders	(2,758)	(1,642)
Federal income taxes paid	(48,565)	(73,403)
Other revenues in excess of other (expenses)	21,010	(251,626)
Net cash (used in) provided by operations	(20,206)	88,299

Investments
Proceeds from sales, maturities, or repayments
of investments:
Bonds	9,417,153	4,789,576
Preferred stocks	1,393	1,489
Common stocks	21,850	27,098
Mortgage loans	452,644	195,474
Other invested assets	29,086	13,794
Net gain/loss on cash & short term investment	56	14
Miscellaneous proceeds	–	178,987
Net tax on capital gains	–	2,083
Net proceeds from sales, maturities, or
repayments of investments	9,922,182	5,208,515
Cost of investments acquired:
Bonds	10,434,664	7,853,690
Preferred stocks	1,088	10,473
Common stocks	36,406	50,940
Mortgage loans	795,589	727,353
Real estate	–	145
Other invested assets	10,853	23,759
Miscellaneous applications	188,187	126,856
Total cost of investments acquired	11,466,787	8,793,216

Net increase in policy loans	(50,306)	131,198
Net cash used in investment activities	(1,494,299)	(3,715,899)

Security Life of Denver Insurance Company

Statements of Cash Flows—Statutory Basis (continued)

	Year ended December 31,
	2002	2001
	(In Thousands)
Financing and miscellaneous activities
Cash provided:
Capital and surplus paid-in	$ 91,733	$117,844
Borrowed money	(142,383)	161,963
Net deposits on deposit-type contract funds	1,770,838	3,545,292
Other sources	(483,025)	114,595
Dividends to stockholder’s	-	(55,000)
Net cash provided by financing and
miscellaneous activities	1,237,163	3,884,694

Net increase (decrease) in cash and
short-term investments	(277,342)	257,094
Cash and short-term investments:
Beginning of year	567,422	310,328
End of year	$290,080	$567,422

See accompanying notes – statutory basis.

Security Life of Denver Insurance Company

Notes to Financial Statements - Statutory Basis

December 31, 2002

1. Nature of Operations and Significant Accounting Policies

Security Life of Denver Insurance Company (the Company) is domiciled in Colorado and is a wholly owned subsidiary of ING America Insurance Holdings, Inc. ("ING AIH"). The Company focuses on three markets, the advanced market, reinsurance to other insurers and the investment products market. The life insurance products offered for the advanced market include wealth transfer and estate planning, executive benefits, charitable giving and corporate-owned life insurance. These products include traditional life, interest-sensitive life, universal life, and variable life. Operations are conducted almost entirely on the general agency basis and the Company is presently licensed in all states (approved for reinsurance only in New York and Puerto Rico), the District of Columbia and the U.S. Virgin Islands. In the reinsurance market, the Company offers financial security to clients through a mix of total risk management and traditional life insurance services. In the investment products market, the Company offers guaranteed investment contracts, funding agreements, and trust notes to institutional buyers.

The Company merged with First Columbine Life Insurance Company ("First Columbine"), an affiliate, on December 31, 2002. The transaction was approved by Division of Insurance of the Department of Regulatory Agencies of the State of Colorado (Colorado Division of Insurance) and was accounted for as a statutory merger. No consideration was paid and no common stock was issued in exchange for all of the common shares of First Columbine. The accompanying financial statements have been restated as though the merger took place prior to all periods presented. Pre-merger separate company revenue, net income, and other surplus adjustments for the twelve months ended December 31, 2002 were $2,784,460,000, $116,057,000 and $107,979,000, respectively for the Company and $249,673,000, $21,137,000, and $17,035,000, respectively for First Columbine.

The preparation of financial statements of insurance companies requires management to make estimates and assumptions that affect amounts reported in the financial statements and accompanying notes. Such estimates and assumptions could change in the future as more information becomes known, which could impact the amounts reported and disclosed herein.

Basis of Presentation

The accompanying financial statements of the Company have been prepared in conformity with accounting practices prescribed or permitted by the Colorado Division of Insurance, which practices differ from accounting principles generally accepted in the United States ("GAAP"). The most significant variances from GAAP are as follows:

Security Life of Denver Insurance Company

Notes to Financial Statements - Statutory Basis (continued)

1. Nature of Operations and Significant Accounting Policies (continued)

Basis of Presentation (continued)

Investments: Investments in bonds and mandatorily redeemable preferred stocks are reported at amortized cost or market value based on the National Association of Insurance Commissioners ("NAIC") rating; for GAAP, such fixed maturity investments are designated at purchase as held-to-maturity, trading or available-for-sale. Held-to-maturity investments are reported at amortized cost, and the remaining fixed maturity investments are reported at fair value with unrealized capital gains and losses reported in operations for those designated as trading and as a separate component of other comprehensive income in stockholder’s equity for those designated as available-for-sale.

For structured securities, when a negative yield results from a revaluation based on new prepayment assumptions (i.e., undiscounted cash flows are less than current book value), an other than temporary impairment is considered to have occurred and the asset is written down to the value of the undiscounted cash flows. For GAAP, assets are re-evaluated based on the discounted cash flows using a current market rate. Impairments are recognized when there has been an adverse change in cash flows and the fair value is less than book value. The asset is then written down to fair value.

Investments in real estate are reported net of related obligations rather than on a gross basis. Real estate owned and occupied by the Company is included in investments rather than reported as an operating asset as under GAAP, and investment income and operating expenses include rent for the Company’s occupancy of those properties. Changes between depreciated cost and admitted asset investment amounts are credited or charged directly to unassigned surplus rather than income as would be required under GAAP.

Derivative instruments that meet the criteria of an effective hedge are valued and reported in a manner that is consistent with the hedged asset or liability. Embedded derivatives are not accounted for separately from the host contract. Under GAAP, the effective and ineffective portions of a single hedge are accounted for separately, an embedded derivative within a contract that is not clearly and closely related to the economic characteristics and risk of the host contract is accounted for separately from the host contract and valued and reported at fair value, and the change in fair value for cash flow hedges is credited or charged directly to a separate component of shareholders’ equity rather than to income as required for fair value hedges.

Security Life of Denver Insurance Company

Notes to Financial Statements - Statutory Basis (continued)

1. Nature of Operations and Significant Accounting Policies (continued)

Basis of Presentation (continued)

In addition, the Company invests in structured securities including mortgage-backed securities/collateralized mortgage obligations, asset-backed securities, collateralized debt obligations, and commercial mortgage-backed securities. For these structured securities, management compares the undiscounted cash flows to the carrying value. An other than temporary impairment is considered to have occurred when the undiscounted cash flows are less than the carrying value.

When a decline in fair value is determined to be other than temporary, the individual security is written down to fair value and the loss accounted for as a realized loss.

Valuation Reserves: The asset valuation reserve ("AVR") is determined by a NAIC-prescribed formula and is reported as a liability rather than as a valuation allowance or an appropriation of surplus. The change in AVR is reported directly to unassigned surplus.

Under a formula prescribed by the NAIC, the Company defers the portion of realized gains and losses on sales of fixed-income investments, principally bonds and mortgage loans, attributable to changes in the general level of interest rates and amortizes those deferrals over the remaining period to maturity based on groupings of individual securities sold in five-year bands. The net deferral or interest maintenance reserve ("IMR") is reported as a component of other liabilities in the accompanying balance sheets.

Realized gains and losses on investments are reported in operations net of federal income tax and transfers to the IMR. Under GAAP, realized capital gains and losses are reported in the statements of operations on a pretax basis in the period that the asset giving rise to the gain or loss is sold and valuation allowances are provided when there has been a decline in value deemed other than temporary, in which case the provision for such declines is charged to income.

Valuation allowances, if necessary, are established for mortgage loans based on the difference between the net value of the collateral, determined as the fair value of the collateral less estimated costs to obtain and sell, and the recorded investment in the mortgage loan. Under GAAP, such allowances are based on the present value of expected future cash flows discounted at the loan’s effective interest rate or, if foreclosure is probable, on the estimated fair value of the collateral.

Security Life of Denver Insurance Company

Notes to Financial Statements - Statutory Basis (continued)

1. Nature of Operations and Significant Accounting Policies (continued)

Basis of Presentation (continued)

The initial valuation allowance and subsequent changes in the allowance for mortgage loans as a result of a temporary impairment are charged or credited directly to unassigned surplus, rather than being included as a component of earnings as would be required under GAAP.

Policy Acquisition Costs: The costs of acquiring and renewing business are expensed when incurred. Under GAAP, acquisition costs related to traditional life insurance, to the extent recoverable from future policy revenues, are deferred and amortized over the premium-paying period of the related policies using assumptions consistent with those used in computing policy benefit reserves. For universal life insurance and investment products, to the extent recoverable from future gross profits, acquisition costs are amortized generally in proportion to the present value of expected gross margins from surrender charges and investment, mortality, and expense margins.

Premiums: Life premiums are recognized as revenue when due. Premiums for annuity policies with mortality and morbidity risk, except for guaranteed interest and group annuity contracts, are also recognized as revenue when due. Premiums received for annuity policies without mortality or morbidity risk and for guaranteed interest and group annuity contracts are recorded using deposit accounting.

Under GAAP, premiums for traditional life insurance products, which include those products with fixed and guaranteed premiums and benefits and consist primarily of whole life insurance policies, are recognized as revenue when due. Group insurance premiums are recognized as premium revenue over the time period to which the premiums relate. Revenues for universal life, annuities and guaranteed interest contracts consist of policy charges for the cost of insurance, policy administration charges, amortization of policy initiation fees and surrender charges assessed during the period.

Benefit and Contract Reserves: Life policy and contract reserves under statutory accounting practices are calculated based upon both the net level premium and Commissioners’ Reserve Valuation methods using statutory rates for mortality and interest. GAAP requires that policy reserves for traditional products be based upon the net level premium method utilizing reasonably conservative estimates of mortality, interest, and withdrawals prevailing when the policies were sold. For interest-sensitive products, the GAAP policy reserve is equal to the policy fund balance plus an unearned revenue reserve which reflects the unamortized balance of early year policy loads over renewal year policy loads.

Security Life of Denver Insurance Company

Notes to Financial Statements - Statutory Basis (continued)

1. Nature of Operations and Significant Accounting Policies (continued)

Basis of Presentation (continued)

Reinsurance: For business ceded to unauthorized reinsurers, statutory accounting practices require that reinsurance credits permitted by the treaty be recorded as an offsetting liability and charged against unassigned surplus. Under GAAP, an allowance for amounts deemed uncollectible would be established through a charge to earnings. Statutory income recognized on certain reinsurance treaties representing financing arrangements is not recognized on a GAAP basis.

Policy and contract liabilities ceded to reinsurers have been reported as reductions of the related reserves rather than as assets as required under GAAP.

Commissions allowed by reinsurers on business ceded are reported as income when received rather than being deferred and amortized with deferred policy acquisition costs as required under GAAP.

Subsidiaries: The accounts and operations of the Company’s subsidiaries are not consolidated with the accounts and operations of the Company as would be required under GAAP.

Nonadmitted Assets: Certain assets designated as "nonadmitted," principally deferred federal income tax assets, disallowed interest maintenance reserves, non-operating software, past-due agents’ balances, furniture and equipment, intangible assets, and other assets not specifically identified as an admitted asset within the NAIC Accounting Practices and Procedures Manual are excluded from the accompanying balance sheets and are charged directly to unassigned surplus.

Employee Benefits: For purposes of calculating the Company’s pension and postretirement benefit obligation, only vested participants and current retirees are included in the valuation. Under GAAP, active participants not currently vested are also included.

Universal Life and Annuity Policies: Revenues for universal life and annuity policies consist of the entire premium received and benefits incurred represent the total of death benefits paid and the change in policy reserves. Under GAAP, premiums received in excess of policy charges would not be recognized as premium revenue and benefits would represent the excess of benefits paid over the policy account value and interest credited to the account values.

Security Life of Denver Insurance Company

Notes to Financial Statements - Statutory Basis (continued)

1. Nature of Operations and Significant Accounting Policies (continued)

Basis of Presentation (continued)

Policyholder Dividends: Policyholder dividends are recognized when declared rather than over the term of the related policies.

Deferred Income Taxes: Deferred tax assets are provided for and admitted to an amount determined under a standard formula. This formula considers the amount of differences that will reverse in the subsequent year, taxes paid in prior years that could be recovered through carrybacks, surplus limits and the amount of deferred tax liabilities available for offset. Any deferred tax assets not covered under the formula are non-admitted. Deferred taxes do not include any amounts for state taxes. Under GAAP, a deferred tax asset is recorded for the amount of gross deferred tax assets that are expected to be realized in future years and a valuation allowance is established for the portion that is not realizable.

Surplus Notes: Surplus notes are reported as a component of surplus. Under statutory accounting practices, no interest is recorded on the surplus notes until payment has been approved by the Colorado Division of Insurance. Under GAAP, surplus notes are reported as liabilities and the related interest is reported as a charge to earnings over the term of the note.

Statements of Cash Flows: Cash and short-term investments in the statements of cash flows represent cash balances and investments with initial maturities of one year or less. Under GAAP, the corresponding caption of cash and cash equivalents include cash balances and investments with initial maturities of three months or less.

The effects of the preceding variances from GAAP on the accompanying statutory basis financial statements have not been determined, but are presumed to be material.

Other significant accounting practices are as follows:

Investments

Bonds, preferred stocks, common stocks, short-term investments and derivative instruments are stated at values prescribed by the NAIC, as follows:

Bonds not backed by other loans are principally stated at amortized cost using the interest method.

Security Life of Denver Insurance Company

Notes to Financial Statements - Statutory Basis (continued)

1. Nature of Operations and Significant Accounting Policies (continued)

Investments (continued)

Single class and multi-class mortgage-backed/asset-backed securities are valued at amortized cost using the interest method including anticipated prepayments. Prepayment assumptions are obtained from dealer surveys or internal estimates and are based on the current interest rate and economic environment. The retrospective adjustment method is used to value all such securities except for higher-risk asset backed securities, which are valued using the prospective method.

Redeemable preferred stocks rated as high quality or better are reported at cost or amortized cost. All other redeemable preferred stocks are reported at the lower of cost, amortized cost, or market value and nonredeemable preferred stocks are reported at market value or the lower of cost or market value as determined by the Securities Valuation Office of the NAIC ("SVO").

Common stocks are reported at market value as determined by the SVO and the related unrealized capital gains/(losses) are reported in unassigned surplus along with adjustment for federal income taxes.

The Company analyzes the general account investments to determine whether there has been an other than temporary decline in fair value below the amortized cost basis. Management considers the length of the time and the extent to which the market value has been less than cost; the financial condition and near-term prospects of the issuer; future economic conditions and market forecasts; and the Company’s intent and ability to retain the investment in the issuer for a period of time sufficient to allow for recovery in market value. If it is probable that all amounts due according to the contractual terms of a debt security will not be collected, an other than temporary impairment is considered to have occurred.

The Company uses interest rate swaps, caps and floors, options and certain other derivatives as part of its overall interest rate risk management strategy for certain life insurance and annuity products. As the Company only uses derivatives for hedging purposes, the Company values all derivative instruments on a consistent basis with the hedged item. Upon termination, gains and losses on those instruments are included in the carrying values of the underlying hedged items and are amortized over the remaining lives of the hedged items as adjustments to investment income or benefits from the hedged items. Any unamortized gains or losses are recognized when the underlying hedged items are sold.

Security Life of Denver Insurance Company

Notes to Financial Statements - Statutory Basis (continued)

1. Nature of Operations and Significant Accounting Policies (continued)

Investments (continued)

Interest rate swap contracts are used to convert the interest rate characteristics (fixed or variable) of certain investments to match those of the related insurance liabilities that the investments are supporting. The net interest effect of such swap transactions is reported as an adjustment of interest income from the hedged items as incurred.

Interest rate caps and floors are used to limit the effects of changing interest rates on yields of variable rate or short-term assets or liabilities. The initial cost of any such agreement is amortized to net investment income over the life of the agreement. Periodic payments that are receivable as a result of the agreements are accrued as an adjustment of interest income or benefits from the hedged items.

The Company‘s insurance subsidiaries are reported at their underlying statutory basis net assets plus the admitted portion of goodwill, and the Company’s noninsurance subsidiary is reported at the GAAP-basis of its net assets. Dividends from subsidiaries are included in net investment income. The remaining net change in the subsidiaries’ equity is included in the change in net unrealized capital gains or losses.

Mortgage loans are reported at amortized cost, less allowance for impairments.

Policy loans are reported at unpaid principal balances.

Land is reported at cost. Real estate occupied by the company is reported at depreciated cost; other real estate is reported at the lower of depreciated cost or fair value. Depreciation is calculated on a straight-line basis over the estimated useful lives of the properties.

For reverse repurchase agreements, Company policies require a minimum of 95% of the fair value of securities purchased under reverse repurchase agreements to be maintained as collateral. Cash collateral received is invested in short-term investments and the offsetting collateral liability is included in miscellaneous liabilities.

Security Life of Denver Insurance Company

Notes to Financial Statements - Statutory Basis (continued)

1. Nature of Operations and Significant Accounting Policies (continued)

Investments (continued)

Reverse dollar repurchase agreements are accounted for as collateral borrowings, where the amount borrowed is equal to the sales price of the underlying securities.

The Company engages in securities lending whereby certain domestic bonds from its portfolio are loaned to other institutions for short periods of time. Collateral, primarily cash, which is in excess of the market value of the loaned securities, is deposited by the borrower with a lending agent, and retained and invested by the lending agent to generate additional income for the Company. The Company does not have access to the collateral. The Company’s policy requires a minimum of 102% of the fair value of securities loaned to be maintained as collateral. The market value of the loaned securities is monitored on a daily basis with additional collateral obtained or refunded as the market value fluctuates.

At December 31, 2002 and 2001, the Company had loaned securities (which are reflected as invested assets on the Balance Sheet) with a market value of approximately $28,903,000 and $83,278,000, respectively.

Short-term investments are reported at amortized cost. Short-term investments include investments with maturities of less than one year at the date of acquisition.

Other invested assets are reported at amortized cost using the effective interest method. Other invested assets primarily consist of residual collateralized mortgage obligations and partnership interests.

Realized capital gains and losses are determined using the specific identification basis.

Aggregate Reserve for Life Policies and Contracts

Life, annuity, and accident and health reserves are developed by actuarial methods and are determined based on published tables using statutorily specified interest rates and valuation methods that will provide, in the aggregate, reserves that are greater than or equal to the minimum or guaranteed policy cash value or the amounts required by law. Interest rates range from 2% to 11.25%.

Security Life of Denver Insurance Company

Notes to Financial Statements - Statutory Basis (continued)

1. Nature of Operations and Significant Accounting Policies (continued)

Aggregate Reserve for Life Policies and Contracts (continued)

The Company waives the deduction of deferred fractional premiums upon the death of the insured. It is the Company’s practice to return a pro rata portion of any premium paid beyond the policy month of death, although it is not contractually required to do so for certain issues.

The methods used in valuation of substandard policies are as follows:

For Life, Endowment and Term policies issued substandard, the standard reserve during the premium-paying period is increased by 50% of the gross annual extra premium. Standard reserves are held on Paid-Up Limited Pay contracts.

For reinsurance accepted with table rating, the reserve established is a multiple of the standard reserve corresponding to the table rating.
For reinsurance with flat extra premiums, the standard reserve is increased by 50% of the flat extra.

The amount of insurance in force for which the gross premiums are less than the net premiums, according to the standard of valuation required by the Colorado Division of Insurance, is $221,010,946,000 at December 31, 2002. The amount of premium deficiency reserves for policies on which gross premiums are less than the net premiums is $401,233,000 at December 31, 2002. The Company anticipates investment income as a factor in the premium deficiency calculation, in accordance with SSAP 54, Individual and Group Accident and Health Contracts.

The tabular interest has been determined from the basic data for the calculation of policy reserves for all direct ordinary life insurance and for the portion of group life insurance classified as group Section 79. The method of determination of tabular interest of funds not involving life contingencies is as follows: current year reserves, plus payments, less prior year reserves, less funds added.

Reinsurance

Reinsurance premiums, commissions, expense reimbursements, and reserves related to reinsured business are accounted for on bases consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts. Reserves are based on the terms of the reinsurance contracts and are consistent with the risks assumed.

Security Life of Denver Insurance Company

Notes to Financial Statements - Statutory Basis (continued)

1. Nature of Operations and Significant Accounting Policies (continued)

Reinsurance (continued)

Premiums and benefits ceded to other companies have been reported as a reduction of premium revenue and benefits expense. Amounts applicable to reinsurance ceded for reserves and unpaid claim liabilities have been reported as reductions of these items, and expense allowances received in connection with reinsurance ceded have been reflected in operations.

Real Estate and Electronic Data Processing Equipment

Electronic data processing equipment are carried at cost less accumulated depreciation. Depreciation for major classes of assets is calculated on a straight-line basis over the estimated useful life.

Participating Insurance

Participating business approximates less than 1% of the Company’s ordinary life insurance in force and .5% of premium income. The amount of dividends to be paid is determined annually by the Board of Directors. Amounts allocable to participating policyholders are based on published dividend projections or expected dividend scales. Dividends of $2,564,000 and $2,952,000 were incurred in 2002 and 2001, respectively.

Pension Plans

The Company provides noncontributory retirement plans for substantially all employees and certain agents. Pension costs are charged to operations as contributions are made to the plan. The Company also provides a contributory retirement plan for substantially all employees.

Nonadmitted Assets

Nonadmitted assets are summarized as follows:

	December 31,	January 1,
	2002	2002
	(In Thousands)
Deferred federal income taxes	$188,721	$204,032
Agents’ debit balances	4,232	2,541
Furniture and equipment	2,217	2,592
Deferred and uncollected premium	2,801	2,795
Non-operating software asset in progress	14,187	10,924
Disallowed Interest Maintenance Reserves	–	31,662
Other	5,372	5,118
Total nonadmitted assets	$217,530	$259,664

Security Life of Denver Insurance Company

Notes to Financial Statements - Statutory Basis (continued)

1. Nature of Operations and Significant Accounting Policies (continued)

Nonadmitted Assets (continued)

Changes in nonadmitted assets are generally reported directly in surplus as an increase or decrease in nonadmitted assets. The change in unrealized capital gains and losses is reported directly in surplus as a change in unrealized capital gains or losses.

Claims and Claims Adjustment Expenses

Claims expenses represent the estimated ultimate net cost of all reported and unreported claims incurred through December 31, 2002. The Company does not discount claims and claims adjustment expense reserves. Such estimates are based on actuarial projections applied to historical claim payment data. Such liabilities are considered to be reasonable and adequate to discharge the Company’s obligations for claims incurred but unpaid as of December 31, 2002.

Cash Flow Information

Cash and short-term investments include cash on hand, demand deposits and short-term fixed maturity instruments (with a maturity of less than one year at date of acquisition).

The Company borrowed $6,638,185,000 and repaid $6,638,185,000 in 2002 borrowed $7,344,648,000 and repaid $7,190,001,000 during, 2001. These borrowings were on a short-term basis, at an interest rate that approximated current money market rates and excludes borrowings from reverse dollar repurchase transactions. Interest paid on borrowed money was $1,161,000 and $2,133,000, during 2002 and 2001, respectively.

Separate Accounts

Most separate account assets and liabilities held by the Company represent funds held for the benefit of the Company’s variable life and annuity policy and contract holders who bear all of the investment risk associated with the policies. Such policies are of a non-guaranteed nature. All net investment experience, positive or negative, is attributed to the policy and contract holders’ account values. The assets of these accounts are carried at fair value.

Certain other separate accounts relate to experience-rated group annuity contracts that fund defined contribution pension plans. These contracts provide guaranteed interest returns for one-year only, where the guaranteed interest rate is re-established each year based on the investment experience of the separate account. In no event can the interest rate be less than zero. The assets and liabilities of these separate accounts are carried at book value.

Security Life of Denver Insurance Company

Notes to Financial Statements - Statutory Basis (continued)

1. Nature of Operations and Significant Accounting Policies (continued)

Separate Accounts (continued)

Reserves related to the Company’s mortality risk associated with these policies are included in life and annuity reserves. The operations of the separate accounts are not included in the accompanying financial statements.

Reclassifications

Certain prior year amounts in the Company’s statutory basis financial statements have been reclassified to conform to the 2002 financial statement presentation.

2. Permitted Statutory Basis Accounting Practices

The financial statements of the Company are presented on the basis of accounting practices prescribed or permitted by the State of Colorado. The Colorado Division of Insurance recognizes only statutory accounting practices prescribed or permitted by the State of Colorado for determining and reporting the financial condition and results of operations of an insurance company, for determining its solvency under the Colorado Insurance Laws. The NAIC Accounting Practices and Procedures Manual has been adopted as a component of prescribed or permitted practices by the state of Colorado. The Commissioner of Insurance has the right to permit other specific practices that deviate from prescribed practices.

The Company is required to identify those significant accounting practices that are permitted, and obtain written approval of the practices from the Colorado Division of Insurance. As of December 31, 2002 and 2001, the Company had no such permitted accounting practices.

3. Accounting Changes and Corrections of Errors

The Company prepares its statutory financial statements in conformity with accounting practices prescribed or permitted by the State of Colorado. Effective January 1, 2001, the State of Colorado required that insurance companies domiciled in the State of Colorado prepare their statutory basis financial statements in accordance with the NAIC Accounting Practices and Procedures Manual subject to any deviations prescribed or permitted by the State of Colorado insurance commissioner.

Accounting changes adopted to conform to the provisions of the NAIC Accounting Practices and Procedures Manual are reported as changes in accounting principles. The cumulative effect of changes in accounting principles is reported as an adjustment to unassigned surplus in the period of the change in accounting principle. The cumulative effect is the difference between the amount of capital and surplus at the beginning of the year and the amount of capital and surplus that would have been reported at that date if the new accounting principles had been applied retroactively for all prior periods.

Security Life of Denver Insurance Company

Notes to Financial Statements - Statutory Basis (continued)

3. Accounting Changes and Corrections of Errors (continued)

As a result of these changes, the Company reported a change of accounting principle, as an adjustment that increased unassigned surplus, by $42,889,000 as of January 1, 2001. These changes are primarily attributed to an increase in unassigned surplus of approximately $51,588,000 related to deferred tax assets, $4,815,000 related to prepayment penalties on bonds and mortgage loans released from the IMR liability and $686,000 related to due and deferred premiums. Offsetting this increase is a reduction of approximately $12,900,000 and $1,300,000 related to the Supplemental Employee Retirement Plan and compensated absences liabilities, respectively.

During 2001 the Company discovered an error in the reporting of surplus note interest expense. The prior year’s total assets, surplus and net income were overstated by $5,301,000. An additional error was noted in the prior year’s federal income tax recoverable, overstating total assets and surplus by $2,753,000. A prior period adjustment of $8,054,000 was recorded through unassigned deficit in 2001 for these items.

4. Investments

The amortized cost and fair value of bonds and equity securities are as follows:

		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair
	Cost	Gains	Losses	Value
	(In Thousands)
At December 31, 2002:
U.S. Treasury securities and
obligations of U.S. government
corporations and agencies	$546,121	$8,966	$195	$554,892
States, municipalities, and political
subdivisions	19,823	293	–	20,116
Foreign government	623,583	35,806	14,017	645,372
Public utilities securities	526,221	22,868	4,875	544,214
Corporate securities	4,920,736	251,230	65,077	5,106,889
Mortgage-backed securities	3,792,945	137,393	68,814	3,861,524
Other structured securities	1,006,646	21,589	62,746	965,489
Total fixed maturities	11,436,075	478,145	215,724	11,698,496

Preferred stocks	18,954	302	1,918	17,338
Common stocks	71,856	584	13	72,427
Total equity securities	90,810	886	1,931	89,765
Total	$11,526,885	$479,031	$217,655	$11,788,261

Security Life of Denver Insurance Company

Notes to Financial Statements - Statutory Basis (continued)

4. Investments (continued)

		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair
	Cost	Gains	Losses	Value
	(In Thousands)
At December 31, 2001:
U.S. Treasury securities and
obligations of U.S. government
corporations and agencies	$92,854	$1,079	$1,122	$92,811
States, municipalities, and political
subdivisions	5,526	72	–	5,598
Foreign government	458,896	13,963	26,606	446,253
Public utilities securities	265,525	6,238	8,131	263,632
Corporate securities	5,179,205	146,585	78,689	5,247,101
Mortgage-backed securities	3,209,161	85,540	50,874	3,243,827
Other structured securities	1,442,756	31,528	66,743	1,407,541
Total fixed maturities	10,653,923	285,005	232,165	10,706,763

Preferred stocks	22,094	293	3,231	19,156
Common stocks	37,294	1,240	451	38,083
Total equity securities	59,388	1,533	3,682	57,239
Total	$10,713,311	$286,538	$235,847	$10,764,002

Security Life of Denver Insurance Company

Notes to Financial Statements - Statutory Basis (continued)

4. Investments (continued)

The amortized cost and fair value of investments in bonds at December 31, 2002, by contractual maturity, are shown below. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

	Amortized	Fair
	Cost	Value
December 31, 2002	(In Thousands)
Maturity:
Due in 1 year or less	$ 289,616	$ 291,243
Due after 1 year through 5 years	2,684,607	2,801,080
Due after 5 years through 10 years	2,262,452	2,330,681
Due after 10 years	1,399,809	1,448,479
	$ 6,636,484	$ 6,871,483
Mortgage-backed securities	3,792,945	3,861,524
Other structured securities	1,006,646	965,489
Total	$11,436,075	$11,698,496

At December 31, 2002, investments in certificates of deposit and bonds, with an admitted asset value of $19,054,000, were on deposit with state insurance departments to satisfy regulatory requirements.

Reconciliation of bonds from amortized cost to carrying value as of December 31, 2002 and 2001 is as follows:

	2002	2001
	(In Thousands)

Amortized cost	$11,436,075	$10,653,923
Less nonadmitted bonds	21,510	286
Carrying value	$11,414,565	$10,653,637

Security Life of Denver Insurance Company

Notes to Financial Statements - Statutory Basis (continued)

4. Investments (continued)

Proceeds from sales of investments in bonds and other fixed maturity interest securities were $3,897,661,000 and $1,516,897,000 in 2002 and 2001, respectively. Gross gains of $96,957,000 and $37,511,000 and gross losses of $91,702,000 and $50,320,000 during 2002 and 2001, respectively, were realized on those sales. A portion of the gains realized in 2002 and 2001 has been deferred to future periods in the interest maintenance reserve.

Major categories of net investment income are summarized as follows:

	Year ended December 31
	2002	2001
	(In Thousands)
Income:
Bonds	$753,050	$677,995
Mortgage loans	170,803	159,194
Policy loans	72,183	77,114
Company-occupied property	4,950	2,416
Derivative Instruments	(109,067)	(28,285)
Other	17,299	16,753
Total investment income	909,218	905,187
Investment expenses	(50,763)	(57,417)
Net investment income	$858,455	$847,770

As part of its overall investment strategy, the Company has entered into agreements to purchase securities as follows:

	2002	2001
	(In Thousands)

Investment purchase commitments	$218,743	$224,197

Security Life of Denver Insurance Company

Notes to Financial Statements - Statutory Basis (continued)

4. Investments (continued)

The Company entered into reverse dollar repurchase transactions to increase its return on investments and improve liquidity. Reverse dollar repurchases involve a sale of securities and an agreement to repurchase substantially the same securities as those sold. The reverse dollar repurchases are accounted for as short term collateralized financing and the repurchase obligation is reported in borrowed money. The repurchase obligation totaled $161,645,000 and $0, at December 31, 2002 and 2001, respectively. The securities underlying these agreements are mortgage-backed securities with a book value and fair value of $160,784,000 at December 31, 2002. The securities have a weighted average coupon of 5.9% and have maturities ranging from December 2017 through December 2032. The primary risk associated with short-term collateralized borrowings is that the counterparty may be unable to perform under the terms of the contract. The Company’s exposure is limited to the excess of the net replacement cost of the securities over the value of the short-term investments, which was not material at December 31, 2002. The Company believes the counterparties to the reverse dollar repurchase agreements are financially responsible and that the counterpary risk is minimal.

The Company participates in reverse repurchase transactions. Such transactions include the sale of corporate securities to a major securities dealer and a simultaneous agreement to repurchase the same security in the near term. The proceeds are invested in new securities of intermediate durations. The terms of the reverse repurchase agreement call for payment of interest at a rate of 1.39%. The agreements mature prior to the end of January 2003. The amount due on these agreements included in borrowed money is $7,000,000. The securities underlying these agreements are mortgage-backed securities with a book value and fair value of $8,071,000. The securities have a weighted average coupon of 6.5% and have a maturity of August 2032.

The maximum and minimum lending rates for long-term mortgage loans during 2002 were 7.7% and 2.5%. Fire insurance is required on all properties covered by mortgage loans and must at least equal the excess of the loan over the maximum loan which would be permitted by law on the land without the buildings.

The maximum percentage of any loan to the value of collateral at the time of the loan, exclusive of insured or guaranteed or purchase money mortgages, was 74.9% on commercial properties. As of December 31, 2002, the Company held no mortgages with interest more than 180 days overdue. Total interest due on mortgages as of December 31, 2002 is $251,000.

Security Life of Denver Insurance Company

Notes to Financial Statements - Statutory Basis (continued)

5. Derivative Financial Instruments Held for Purposes Other than Trading

The Company enters into interest rate and currency contracts, including swaps, caps, floors, and options, to reduce and manage risks, which include the risk of a change in the value, yield, price, cash flows, exchange rates or quantity of, or a degree of exposure with respect to, assets, liabilities, or future cash flows, which the Company has acquired or incurred. Hedge accounting practices are supported by cash flow matching, scenario testing and duration matching.

The Company uses interest rate swaps to reduce market risks from changes in interest rates and to alter interest rate exposure arising from mismatches between assets and liabilities. Interest rate swap agreements generally involve the exchange of fixed and floating interest payments over the life of the agreement without an exchange of the underlying principal amount. Currency swap agreements generally involve the exchange of local and foreign currency payments over the life of the agreements without an exchange of the underlying principal amount. Interest rate cap and interest rate floor agreements owned entitle the Company to receive payments to the extent reference interest rates exceed or fall below strike levels in the contracts based on the notional amounts.

Premiums paid for the purchase of interest rate contracts are included in other invested assets and are being amortized to interest expense over the remaining terms of the contracts or in a manner consistent with the financial instruments being hedged.

Amounts paid or received, if any, from such contracts are included in interest expense or income. Accrued amounts payable to or receivable from counterparties are included in other liabilities or other invested assets.

Gains or losses realized as a result of early terminations of interest rate contracts are amortized to investment income over the remaining term of the items being hedged to the extent the hedge is considered to be effective; otherwise, they are recognized upon termination.

Interest rate contracts that are matched or otherwise designated to be associated with other financial instruments are recorded at fair value if the related financial instruments mature, are sold, or are otherwise terminated or if the interest rate contracts cease to be effective hedges. Changes in the fair value of derivatives are recorded as investment income. The Company manages the potential credit exposure from interest rate contracts through careful evaluation of the counterparties’ credit standing, collateral agreements, and master netting agreements.

Security Life of Denver Insurance Company

Notes to Financial Statements - Statutory Basis (continued)

5. Derivative Financial Instruments Held for Purposes Other than Trading (continued)

The Company is exposed to credit loss in the event of nonperformance by counterparties on interest rate contracts; however, the Company does not anticipate nonperformance by any of these counterparties. The amount of such exposure is generally the unrealized gains in such contracts.

The table below summarizes the Company’s interest rate contracts included in other invested assets at December 31, 2002 and 2001 (in thousands):

	December 31, 2002
	Notional	Carrying	Fair
	Amount	Value	Value
	(In Thousands)
Interest rate contracts:
Swaps	$10,995,346	$15,626	$(272,911)
Caps owned	672,372	7,313	1,920
Total derivatives	$11,667,718	$22,939	$(270,991)
	December 31, 2001
	Notional	Carrying	Fair
	Amount	Value	Value

Interest rate contracts:
Swaps	$5,471,895	$(64)	$58,265
Swaps—affiliates	3,718,026	(1)	16,268
Total swaps	9,189,921	(65)	74,533
Caps owned	1,251,654	6,704	3,454
Floors owned	189,077	327	2,661
Options owned	186,300	1,177	3,268
Currency Contracts:
Foreign currency affiliates	32,854	–	(16,268)
Total derivatives	$10,849,806	$8,143	$67,648

Security Life of Denver Insurance Company

Notes to Financial Statements - Statutory Basis (continued)

6. Concentrations of Credit Risk

The Company held less-than-investment-grade corporate bonds with an aggregate book value of $679,704,000 and $791,750,000 and an aggregate market value of $633,205,000 and $761,729,000 at December 31, 2002 and 2001, respectively. Those holdings amounted to 6.0% of the Company’s investments in bonds and 3.8% of total admitted assets at December 31, 2002. The holdings of less-than-investment-grade bonds are widely diversified and of satisfactory quality based on the Company’s investment policies and credit standards.

The Company held unrated bonds of $208,820,000 and $535,664,000 with an aggregate NAIC market value of $209,386,000 and $516,616,000 at December 31, 2002 and 2001, respectively. The carrying value of these holdings amounted to 1.8% of the Company’s investment in bonds and 1.2% of the Company’s total admitted assets at December 31, 2002.

At December 31, 2002, the Company’s commercial mortgages involved a concentration of properties located in California (16.6%) and Florida (8.7%). The remaining commercial mortgages relate to properties located in 42 other states. The portfolio is well diversified, covering many different types of income-producing properties on which the Company has first mortgage liens. The maximum mortgage outstanding on any individual property is $59,027,000.

Security Life of Denver Insurance Company

Notes to Financial Statements - Statutory Basis (continued)

7. Annuity Reserves

At December 31, 2002 and 2001, the Company’s annuity reserves, including those held in separate accounts and deposit fund liabilities that are subject to discretionary withdrawal (with adjustment), subject to discretionary withdrawal without adjustment, and not subject to discretionary withdrawal provisions are summarized as follows:

	December 31, 2002
	Amount	Percent
	(In Thousands)
Subject to discretionary withdrawal (with adjustment):
With market value adjustment	$4,035,938	39.9%
At book value less surrender charge	34,035	0.4
Subtotal	4,069,973	40.3
Subject to discretionary withdrawal
(without adjustment) at book value with
minimal or no charge or adjustment	266,917	2.6
Not subject to discretionary withdrawal	5,774,312	57.1
Total annuity reserves and deposit fund liabilities—
Before reinsurance	10,111,202	100.0%
Less reinsurance ceded	–
Net annuity reserves and deposit fund liabilities	$10,111,202

Security Life of Denver Insurance Company

Notes to Financial Statements - Statutory Basis (continued)

7. Annuity Reserves (continued)

	December 31, 2001
	Amount	Percent
	(In Thousands)
Subject to discretionary withdrawal (with adjustment):
With market value adjustment	$6,372,196	56.7%
At book value less surrender charge	63,141	0.6%
Subtotal	6,435,337	57.3%
Subject to discretionary withdrawal
(without adjustment) at book value with
minimal or no charge or adjustment	230,754	2.1%
Not subject to discretionary withdrawal	4,584,361	40.6%
Total annuity reserves and deposit fund liabilities—
Before reinsurance	11,250,452	100.0%
Less reinsurance ceded	2,622,390
Net annuity reserves and deposit fund liabilities	$8,628,062

8. Employee Benefit Plans

Pension Plan and Postretirement Benefits

Effective December 31, 2001, the qualified plan of the Company, along with certain other US subsidiaries of ING America, were merged into one plan, which will be recognized in ING America’s financial statements. As a result of this plan merger, the Company transferred its qualified pension asset to ING North America Insurance Corporation, an affiliate. In addition, the Company maintains a nonqualified unfunded Supplemental Employees Retirement Plan (SERP).

The Company also provides certain health care and life insurance benefits for retired employees.

Security Life of Denver Insurance Company

Notes to Financial Statements - Statutory Basis (continued)

8. Employee Benefit Plans (continued)

Pension Plan and Postretirement Benefits (continued)

A summary of assets, obligations and assumptions of the Pension and Other Postretirement Benefits Plans are as follows:

Pension Benefits		Other Benefits
2002		2001	2002	2001
(In Thousands)
Change in benefit obligation
Benefit obligation at beginning of	$14,880	$50,981	$5,742	$6,370
year
Service cost	26	3,253	445	261
Interest cost	1,098	4,135	451	497
Contribution by plan participants	–	–	265	109
Actuarial (loss) gain	(3,880)	5,024	844	(1,267)
Benefits paid	(691)	(2,552)	(597)	(475)
Plan amendments	–	(639)	(1,492)	–
Business combinations, divestitures,
curtailments, settlements and
special termination benefits	–	(45,322)	–	247
Benefit obligation at end of year	$11,433	$14,880	$5,658	$5,742

Security Life of Denver Insurance Company

Notes to Financial Statements - Statutory Basis (continued)

8. Employee Benefit Plans (continued)

Pension Plan and Postretirement Benefits (continued)

	Pension Benefits	Other Benefits
	2002	2001	2002	2001
	(In Thousands)
Change in plan assets
Fair value of plan assets at
beginning of year	$ –	$ 47,098	$ –	$ –
Actual return on plan assets	–	(2,656)	–	–
Employer contribution	691	513	332	366
Plan participants' contributions	–	–	265	109
Benefits paid	(691)	(2,552)	(597)	–
Business combinations,
divestitures and settlements	–	(42,403)	–	(475)
Fair value of plan assets at end of
year	$ –	$ –	$ –	$ –

Funded status
Unamortized prior service credit	$ 438	$ 474	$ 2,093	$ 118
Unrecognized net loss (net gain)	2,872	(1,007)	963	1,957
Remaining net obligation at
initial date of application	(11,603)	(12,248)	–	(490)
Accrued liabilities	(3,140)	(2,099)	(8,714)	(7,327)
Net liability recorded	$(11,433)	$(14,880)	$ (5,658)	$ (5,742)

Security Life of Denver Insurance Company

Notes to Financial Statements - Statutory Basis (continued)

8. Employee Benefit Plans (continued)

Pension Plan and Postretirement Benefits (continued)

	Pension Benefits		Other Benefits
	2002	2001	2002	2001
	(In Thousands)
Components of net periodic
benefit cost
Service cost	$ 25	$ 3,253	$ 445	$ 261
Interest cost	1,098	4,135	451	497
Expected return on plan assets	–	(4,299)	–	–
Amortization of recognized
transition obligation or transition
asset	645	(477)	490	491
Amount of recognized gains and
losses	–	–	(150)	(52)
Amount of prior service cost
recognized	(36)	–	484	5
Amount of gain or loss recognized
due to a settlement or curtailment	–	–	–	246
Total net periodic benefit cost	$ 1,732	$ 2,612	$ 1,720	$ 1,448

In addition, the Company has pension benefit obligation and other benefit obligation for non-vested employees as of December 31, 2002 and 2001 in the amount of $219,000 and $260,000, and $2,956,000 and $2,086,000, respectively.

Security Life of Denver Insurance Company

Notes to Financial Statements - Statutory Basis (continued)

8. Employee Benefit Plans (continued)

Pension Plan and Postretirement Benefits (continued)

Assumptions used in determining the accounting for the SERP and other post-retirement benefit plans as of December 31, 2002 and 2001 were as follows:

	December 31,
	2002	2001

Weighted-average discount rate	6.75%	7.50%
Rate of increase in compensation level	3.75%	4.50%
Expected long-term rate of return on assets	9.00%	9.25%

The annual assumed rate of increase in the per capita cost of covered benefits (i.e., health care cost trend rate) for the medical plan is 10% graded to 5% thereafter. The health care cost trend rate assumption has a significant effect on the amounts reported. For example, increasing the assumed health care cost trend rates by one percentage point in each year would increase the accumulated postretirement benefit obligation for the medical plan as of December 31, 2002 by $153,000. Decreasing the assumed health care cost trend rates by one percentage point in each year would decrease the accumulated postretirement benefit obligation for the medical plan as of December 31, 2002 by $136,000.

401(k) Plan

The Savings Plan is a defined contribution plan, which is available to substantially all employees. Participants may make contributions to the plan through salary reductions up to a maximum of $11,000 for 2002 and $10,500 for 2001. Such contributions are not currently taxable to the participants. The Company matches up to 6% of pre-tax eligible pay at 100%. Company matching contributions were, $1,807,000 and $1,362,000 for 2002 and 2001, respectively.

Security Life of Denver Insurance Company

Notes to Financial Statements - Statutory Basis (continued)

9. Separate Accounts

Separate account assets and liabilities represent funds segregated by the Company for the benefit of certain policy and contract holders who bear the investment risk. Revenues and expenses on the separate account assets and related liabilities equal the benefits paid to the separate account policy and contract holders.

Premiums, deposits, and other considerations received for the years ended December 31, 2002 and 2001 were $213,479,000 and $239,490,000, respectively. In addition, $750,860,000 in deposit type contracts was received in 2002. No deposit type contracts were received in 2001.

A reconciliation of the amounts transferred to and from the separate accounts is presented below:

	2002	2001
	(In Thousands)
Transfers as reported in the summary of operations
of the Separate Accounts Statement:
Transfers to separate accounts	$ 234,907	$ 299,309
Transfers from separate accounts	(174,584)	(70,220)
Net transfers to separate accounts	60,323	229,089

Reconciling adjustments:
Miscellaneous transfers	502	(128)
Transfers as reported in the Statement of Operations	$ 60,825	$ 228,961

Security Life of Denver Insurance Company

Notes to Financial Statements - Statutory Basis (continued)

9. Separate Accounts (continued)

	Nonindexed Guarantee Less than/equal to 4%	Non-guaranteed Separate Accounts	Total
	(In Thousands)
December 31, 2002

Reserves for separate accounts with assets at:
Fair value	$ –	$ 699,743	$ 699,743
Amortized costs	750,860	–	750,860
Total reserves	$750,860	$ 699,743	$1,450,603

Reserves for separate accounts by withdrawal
characteristics:
Subject to discretionary withdrawal	$ –	$ –	$ –
With MV adjustment	–	–	–
At book value without MV	–	363,187	363,187
At market value	–	–	–
At book value without MV adjustment and
with current surrender charge less than
5%	–	336,195	336,195
Subtotal	–	699,382	699,382
Not subject to discretionary withdrawal	750,860	361	751,221
Total separate account aggregate reserves	$ 750,860	$ 699,743	$1,450,603

Security Life of Denver Insurance Company

Notes to Financial Statements - Statutory Basis (continued)

9. Separate Accounts (continued)

	Nonindexed Guarantee Less than/equal to 4%	Non-guaranteed Separate Accounts	Total
	(In Thousands)
December 31, 2001

Reserves for separate accounts with assets at:
Fair value	$ –	$ 843,197	$ 843,197
Amortized costs	–	–	–
Total reserves	$ –	$ 843,197	$843,197

Reserves for separate accounts by withdrawal
characteristics:
Subject to discretionary withdrawal	$ –	$ –	$ –
With MV adjustment	–	–	–
At book value without MV	–	373,944	373,944
At market value	–	–	–
At book value without MV adjustment and
with current surrender charge less than
5%	–	469,223	469,223
Subtotal	–	843,167	843,167
Not subject to discretionary withdrawal	–	30	30
Total separate account aggregate reserves	$ –	$ 843,197	$ 843,197

Security Life of Denver Insurance Company

Notes to Financial Statements - Statutory Basis (continued)

10. Reinsurance

The Company is involved in both ceded and assumed reinsurance with other companies for the purpose of diversifying risk and limiting exposure on larger risks. As of December 31, 2002, the Company’s retention limit for acceptance of risk on life insurance policies had been set at various levels up to $5,000,000.

To the extent that the assuming companies become unable to meet their obligations under these treaties, the Company remains contingently liable to its policyholders for the portion reinsured. To minimize its exposure to significant losses from retrocessionaire insolvencies, the Company evaluates the financial condition of the retrocessionaire and monitors concentrations of credit risk.

Assumed premiums amounted to $895,515,000 and $713,221,000 for the years ended December 31, 2002 and 2001, respectively.

The Company’s ceded reinsurance arrangements reduced certain items in the accompanying financial statements by the following amounts:

	2002	2001
	(In Thousands)

Premiums	$392,723	$1,036,485
Benefits paid or provided	$216,044	$240,909
Policy and contract liabilities at year end	$2,623,310	$3,179,438

During 2002 and 2001, the Company had ceded blocks of insurance under reinsurance treaties to provide funds for financing and other purposes. These reinsurance transactions, generally known as "financial reinsurance," represent financing arrangements. Financial reinsurance has the effect of increasing current statutory surplus while reducing future statutory surplus as the reinsurers recapture amounts.

Security Life of Denver Insurance Company

Notes to Financial Statements - Statutory Basis (continued)

11. Federal Income Taxes

The Company and its subsidiaries file a consolidated federal income tax return with its parent, ING AIH, and other US affiliates and subsidiaries. The method of tax allocation is governed by a written tax sharing agreement. The tax sharing agreement provides that each member of the consolidated return shall reimburse ING AIH for its respective share of the consolidated federal income tax liability and shall receive a benefit for its losses at the statutory rate.

Significant components of current income taxes incurred as of December 31 were as follows:
	2002	2001
	(In Thousands)

Federal taxes on operations	$ 88,773	$ 79,572
Federal tax on capital gains	11,366	(2,083)
Total current taxes incurred	$100,139	$ 77,489
The main components of deferred tax assets and deferred tax liabilities as of December 31 were as follows:
Deferred tax assets resulting from book/tax differences in:
	2002	2001
	(In Thousands)

Deferred acquisition costs	$ 100,924	$120,704
Insurance reserves	37,406	65,573
Investments	58,691	38,518
Compensation	18,045	25,881
Due & deferred premium	11,964	–
Nonadmitted assets	9,284	8,284
Unrealized loss on investments	6,607	372
Litigation accruals	6,330	6,565
Depreciable assets	5,861	253
Other	4,423	8,072
Total deferred tax assets	259,535	274,222
Deferred tax assets nonadmitted	(188,721)	(204,032)
Admitted deferred tax assets	$ 70,814	$ 70,190

Security Life of Denver Insurance Company

Notes to Financial Statements - Statutory Basis (continued)

11. Federal Income Taxes (continued)

Deferred tax liabilities resulting from book/tax differences in:
	2002	2001
	(In Thousands)
Investments	$ 10,959	$ 1,937
Due & deferred premium	–	23,447
Other	3,597	776
Total deferred tax liabilities	14,556	26,160
Net admitted deferred tax asset	$ 56,258	$ 44,030
The change in net deferred income taxes is comprised of the following:
	December 31,
	2002	2001	Change
	(In Thousands)
Total deferred tax assets	$ 259,535	$ 274,222	$ (14,687)
Total deferred tax liabilities	14,556	26,160	(11,604)
Net deferred tax asset	$ 244,979	$ 248,062	(3,083)
Tax effect of items in surplus:
Nonadmitted assets			(273)
Unrealized gains (losses)			(6,235)
Change in net deferred income tax			$ (9,591)

Security Life of Denver Insurance Company

Notes to Financial Statements - Statutory Basis (continued)

11. Federal Income Taxes (continued)

The provision for federal income taxes expense and change in deferred taxes differs from the amount obtained by applying the statutory federal income tax rate to income (including capital losses) before income taxes for the following reasons:

Year Ended December 31,
2002
(In Thousands)
Ordinary income	$269,356
Capital gains (losses)	(13,197)
Total pre-tax book income	$256,160

Provision computed at statutory rate	$ 89,656
Refinement of deferred tax balances	17,950
Interest maintenance reserve	4,695
Other	(2,571)
Total	$109,730

Federal income taxes incurred	$100,139
Change in net deferred income taxes	9,591
Total statutory income taxes	$109,730

The amount of federal income taxes incurred that will be available for recoupment in the event of future net losses is $105,648,772 and $57,904,074 from 2002 and 2001, respectively.

Under the inter-company tax sharing agreement, the Company has a receivable from ING AIH of $57,059,000 and $80,024,000 for federal income taxes as of December 31, 2002 and 2001, respectively.

Security Life of Denver Insurance Company

Notes to Financial Statements - Statutory Basis (continued)

11. Federal Income Taxes (continued)

Prior to 1984, the Company was allowed certain special deductions for federal income tax reporting purposes that were required to be accumulated in a "policyholders’ surplus account" (PSA). In the event those amounts are distributed to shareholders, or the balance of the account exceeds certain limitations prescribed by the Internal Revenue Code, the excess amounts would be subject to income tax at current rates. Income taxes also would be payable at current rates if the Company ceases to qualify as a life insurance company for tax reporting purposes, or if the income tax deferral status of the PSA is modified by future tax legislation. Management does not intend to take any actions nor does management expect any events to occur that would cause income taxes to become payable on the PSA balance. Accordingly, the Company has not accrued income taxes on the PSA balance of $60,490,378 at December 31, 2002. However, if such taxes were assessed, the amount of the taxes payable would be $21,171,632. No deferred tax liabilities are recognized related to the PSA.

12. Investment in and Advances to Subsidiaries

The Company has one wholly owned insurance subsidiary at December 31, 2002, Midwestern United Life Insurance Company (Midwestern United). The Company also has three wholly owned noninsurance subsidiaries, First Secured Mortgage Deposit Corporation, Tailored Investments Notes Trust, and ING America Equities, Inc.

ING America Equities, Inc. is a wholesale broker/dealer whose business activities consist only of the distribution of variable life and annuity contracts. ING America Equities, Inc. does not hold customer funds or securities.

Security Life of Denver Insurance Company

Notes to Financial Statements - Statutory Basis (continued)

12. Investment in and Advances to Subsidiaries (continued)

Amounts invested in and advanced to the Company’s subsidiaries are summarized as follows:

	December 31
	2002	2001
	(In Thousands)

Common stock (cost- $40,756 in 2002 and $61,318
in 2001)	$73,186	$84,348

Summarized financial information for these subsidiaries is as follows:

	2002	2001
	(In Thousands)

Revenues	$69,254	$96,208
Income before net realized gains on investments	18,896	6,833
Net income (loss)	13,640	(2,031)
Admitted assets	255,957	293,080
Liabilities	182,771	208,732

Midwestern United paid a common stock dividend to the Company of $1,159,000 in 2002 and $1,210,000 in 2001.

13. Capital and Surplus

Under Colorado insurance regulations, the Company is required to maintain a minimum total capital and surplus of $1,500,000. Additionally, the amount of dividends which can be paid by the Company to its stockholder without prior approval of the Colorado Division of Insurance is limited to the greater of 10% of statutory surplus or the statutory net gain from operations.

The Company has two surplus notes to a related party for $65,032,000 and $100,000,000, which represent the cumulative cash draws on two $100,000,000 commitments issued by ING AIH through December 31, 2002, less principal payments. In 2001, the surplus notes were assigned by the issuer to an affiliated holding Company, Lion Connecticut Holding, Inc., and were amended and restated. The amended and restated surplus notes have the following repayment conditions.

Security Life of Denver Insurance Company

Notes to Financial Statements - Statutory Basis (continued)

13. Capital and Surplus (continued)

These subordinated notes bear interest at a variable rate equal to the prevailing rate for 10-year U.S. Treasury bonds plus 1/4% adjusted annually. The principal sum plus accrued interest shall be repaid in five annual installments beginning April 15, 2017 and continuing through April 15, 2021 (Repayment Period). The repayment amount shall be determined and adjusted annually on the last day of December, commencing December 31, 2016, and shall be an amount calculated to amortize any unpaid principal plus accrued interest over the years remaining in the Repayment Period. In the event that the Commissioner of Insurance of the State of Colorado does not grant approval for repayment, then any unpaid annual installment shall be considered unpaid principal plus accrued interest for purposes of calculating subsequent annual installments. Repayment of principal and payment of interest shall be subordinated to the prior payment of, or provision for, all liabilities of the Company, but shall rank superior to the claim, interest and equity of the shares of shareholders of the Company. Such subordination shall be equally applicable in the case of any merger, consolidations, liquidation, rehabilitations, reorganization, dissolution, sale or other disposal of all, or substantially all, of the Company’s assets, including the assumption, whether by reinsurance or otherwise, of the major portion of the Company’s in force business pursuant to the reinsurance agreement or agreements approved by the Commissioner of Insurance of the State of Colorado

The repayment of these notes are payable only out of surplus funds of the Company and only at such time as the surplus of the Company, after payment is made, does not fall below the prescribed level. In July 2001, the Company made payments of $19,227,000 and $6,614,000 for principal and interest, respectively, after receiving approval from the Commissioner of Insurance of the State of Colorado. There were no principal or interest payments in 2002.

14. Fair Values of Financial Instruments

In cases where quoted market prices are not available, fair values are based on estimates using present value or other valuation techniques. Those techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. In that regard, the derived fair value estimates cannot be substantiated by comparison to independent markets and, in many cases, could not be realized in immediate settlement of the financial instrument. Accordingly, the aggregate fair value amounts presented herein do not represent the underlying value of the Company.

Security Life of Denver Insurance Company

Notes to Financial Statements - Statutory Basis (continued)

14. Fair Values of Financial Instruments (continued)

Life insurance liabilities that contain mortality risk and all nonfinancial instruments have been excluded from the disclosure requirements. However, the fair values of liabilities under all insurance contracts are taken into consideration in the Company’s overall management of interest rate risk, such that the Company’s exposure to changing interest rates is minimized through the matching of investment maturities with amounts due under insurance contracts.

The carrying amounts and fair values of the Company’s financial instruments are summarized as follows:

	December 31
	2002		2001
	Carrying	Fair	Carrying	Fair
	Amount	Value	Amount	Value
	(In Thousands)
Assets:
Bonds	$11,414,565	$11,698,496	$10,653,637	$10,706,764
Preferred stocks	18,915	17,338	18,863	19,156
Unaffiliated common stocks	72,427	72,427	38,083	38,083
Mortgage loans	2,776,223	3,012,179	2,434,031	2,516,707
Policy loans	1,073,803	1,073,804	1,124,108	1,124,108
Residual collateralized
mortgage obligations	–	–	4,737	4,737
Derivative securities	22,939	(270,991)	8,143	67,952
Short-term investments	234,588	234,588	470,784	470,784
Cash	55,492	55,492	96,637	96,637
Investment in surplus notes	35,000	51,784	35,000	35,000
Indebtedness from related	8,420	8,420	23,933	23,933
parties
Separate account assets	1,526,548	1,526,548	903,086	903,086
Receivable for securities	45,764	45,764	6,398	6,398

Security Life of Denver Insurance Company

Notes to Financial Statements - Statutory Basis (continued)

14. Fair Values of Financial Instruments (continued)

	December 31
	2002		2001
	Carrying	Fair	Carrying	Fair
	Amount	Value	Amount	Value
	(In Thousands)
Liabilities:
Individual and group annuities	2,612,948	2,596,131	1,471,714	1,519,212
Deposit type contracts	6,710,709	6,705,823	6,076,576	6,016,038
Policyholder funds	7,302	7,302	56,820	56,820
Policyholder dividends	–	–	10,033	10,033
Indebtedness to related parties	1,802	1,802	17,856	17,856
Separate account liabilities	1,512,075	1,512,075	903,086	903,086
Payable for securities	2,522	2,522	175,048	175,048

The following methods and assumptions were used by the Company in estimating the fair value disclosures for financial instruments in the accompanying financial statements and notes thereto:

Cash and short-term investments: The carrying amounts reported in the accompanying balance sheets for these financial instruments approximate their fair values.

Fixed maturities and equity securities: The fair values for bonds, preferred stocks and common stocks, reported herein, are based on quoted market prices, where available. For securities not actively traded, fair values are estimated using values obtained from independent pricing services or, in the case of private placements, collateralized mortgage obligations and other mortgage derivative investments, are estimated by discounting the expected future cash flows. The discount rates used vary as a function of factors such as yield, credit quality, and maturity, which fall within a range between 2% and 15% over the total portfolio. Fair values determined on this basis can differ from values published by the NAIC Securities Valuation Office. Fair value as determined by the NAIC as of December 31, 2002 and 2001 is $11,605,230,000 and $7,461,342,000, respectively.

Security Life of Denver Insurance Company

Notes to Financial Statements - Statutory Basis (continued)

14. Fair Values of Financial Instruments (continued)

Mortgage loans: Estimated fair values for commercial real estate loans were generated using a discounted cash flow approach. Loans in good standing are discounted using interest rates determined by U.S. Treasury yields on December 31 and spreads applied on new loans with similar characteristics. The amortizing features of all loans are incorporated in the valuation. Where data on option features is available, option values are determined using a binomial valuation method, and are incorporated into the mortgage valuation. Restructured loans are valued in the same manner; however, these loans were discounted at a greater spread to reflect increased risk. All residential loans are valued at their outstanding principal balances, which approximate their fair values.

Residual collateralized mortgage obligations: Residual collateralized mortgage obligations are included in the other invested assets balance. Fair values are calculated using discounted cash flows. The discount rates used vary as a function of factors such as yield, credit quality, and maturity, which fall within a range between 5% and 25% over the total portfolio.

Derivative financial instruments: Fair values for on-balance-sheet derivative financial instruments (caps, options and floors) and off-balance-sheet derivative financial instruments (swaps) are based on broker/dealer valuations or on internal discounted cash flow pricing models taking into account current cash flow assumptions and the counterparties’ credit standing.

Investment in surplus notes: Estimated fair value in surplus notes were generated using a discounted cash flow approach. Cash flows were discounted using interest rates determined by U.S. Treasury yields on December 31 and spreads applied on surplus notes with similar characteristics.

Guaranteed investment contracts: The fair values of the Company’s guaranteed investment contracts are estimated using discounted cash flow calculations, based on interest rates currently being offered for similar contracts with maturities consistent with those remaining for the contracts being valued.

Off-balance-sheet instruments: The Company accepted additional deposits on existing synthetic guaranteed investment contracts in the amounts of $233,300,000 and $709,000,000 in 2002 and 2001, respectively, from trustees of 401(k) plans. Pursuant to the terms of these contracts, the trustees own and retain the assets related to these December 31, 2002 contracts. Such assets had a value of $1,008,456,091 and $1,077,456,000 at December 31, 2002 and 2001, respectively. Under synthetic guaranteed investment contracts, the synthetic issuer may assume interest rate risk on individual plan participant initiated withdrawals from stable value options of 401(k) plans. Approximately 100% of the synthetic guaranteed investment contract book values are on a participating basis and have a credited interest rate reset mechanism, which passes such interest rate risk to plan participants.

Security Life of Denver Insurance Company

Notes to Financial Statements - Statutory Basis (continued)

14. Fair Values of Financial Instruments (continued)

Other investment-type insurance contracts: The fair values of the Company’s deferred annuity contracts are estimated based on the cash surrender values. The carrying values of other policyholder liabilities, including immediate annuities, dividend accumulations, supplementary contracts without life contingencies, and premium deposits, approximate their fair values.

The carrying value of all other financial instruments approximates their fair value.

15. Commitments and Contingencies

The Company is a party to threatened or pending lawsuits arising from the normal conduct of business. Due to the climate in insurance and business litigation, suits against the Company sometimes include claims for substantial compensatory, consequential or punitive damages and other types of relief. Moreover, certain claims are asserted as class actions, purporting to represent a group of similarly situated individuals. While it is not possible to forecast the outcome of pending lawsuits, in light of existing insurance, reinsurance and established reserves, it is the opinion of management that the disposition of such lawsuits will not have a materially adverse effect on the Company’s operations or financial position.

The Company guarantees certain contractual policy claims of its subsidiary, Midwestern United Life Company. In the unlikely event that Midwestern United Life Company were unable to fulfill its obligations to policyholders, the Company would be obligated to assume the guaranteed policy obligations, but any ultimate contingent losses in connection with such guarantees will not have a material adverse impact on the Company’s future operations or financial position

The Company is a member of the Federal Home Loan Bank of Topeka ("FHLB").As a member of FHLB, the Company has issued non-putable funding agreements with FHLB. Assets with a book value of $1,611,858,000 collateralize these agreements. The reserves on these agreements were $1,410,725,000 at December 31, 2002.

Leases and Other Commitments

The Company leases office space under various non-cancelable operating lease agreements that expire through July 2017. During the years ended December 31, 2002 and 2001, rent expense totaled $1,082,000 and $3,118,000 respectively. At December 31, 2002, the minimum aggregate rental commitments are: 2003 - $692,000; 2004 - $487,000; 2005 - $337,000; 2006 - $173,000; 2007 - $90,000.

Security Life of Denver Insurance Company

Notes to Financial Statements - Statutory Basis (continued)

15. Commitments and Contingencies (continued)

Leases and Other Commitments (continued)

Certain rental commitments have renewal options extending through the year 2007 subject to adjustments in the future periods. The Company is not involved in any material sale-leaseback transactions.

16. Financing Agreements

The Company maintains a revolving loan agreement with SunTrust Bank, Atlanta (the "Bank"). Under this agreement, which expires July 31, 2003, the Company can borrow up to $125,000,000 from the Bank. Interest on any borrowing accrues at an annual rate equal to the cost of funds for the Bank for the period applicable for the advance plus 0.225% or a rate quoted by the Bank to the Company for the borrowing. Under this agreement, the Company incurred interest expense of $71,000 for the year ended December 31, 2002. At December 31, 2002, the Company had $0 payable to the Bank.

The Company also maintains a revolving loan agreement with Bank of New York, New York (the "Bank"). Under this agreement, the Company can borrow up to $100,000,000 from the Bank. Interest on any of the Company borrowing accrues at an annual rate equal to: (1) the cost of funds for the Bank for the period applicable for the advance plus 0.225% or (2) a rate quoted by the Bank to the Company for the borrowing. Under this agreement, the Company incurred interest expense of $25,000 for the year ended December 31, 2002. At December 31, 2002, the Company had $0 payable to the Bank.

17. Related Party Transactions

Affiliates

Management and service contracts and all cost sharing arrangements with other affiliated ING US Life Insurance Companies are allocated among companies in accordance with normal, generally accepted expense and cost allocation methods.

Investment Management: The Company has entered into an investment advisory agreement and an administrative services agreement with ING Investment Management, LLC ("IIM") under which IIM provides the Company with investment management and asset liability management services. Total fees under the agreement were approximately $28,414,000 and $20,992,000 for the year ended December 31, 2002 and 2001, respectfully.

Security Life of Denver Insurance Company

Notes to Financial Statements - Statutory Basis (continued)

17. Related Party Transactions (continued)

Affiliates (continued)

Inter-insurer Services Agreement: The Company has entered into a services agreement with certain of its affiliated insurance companies in the United States ("affiliated insurers") whereby the affiliated insurers provide certain administrative, management, professional, advisory, consulting and other services to each other. Net amount paid under these agreements was $40,264,000 and $42,070,000 for the year ended December 31, 2002 and 2001, respectfully.

Reciprocal Loan Agreement: The Company has entered into a reciprocal loan agreement with ING America to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Under this agreement, which expires April 1, 2011, the Company and ING America can borrow up to $377,500,000 from one another. Interest on any of the Company’s borrowing is charged at the rate of ING America cost of funds for the interest period plus 0.15%. Interest on any ING America borrowings is charged at a rate based on the prevailing interest rate of U.S. commercial paper available for purchase with a similar duration. Under this agreement, the Company incurred interest expense of $900,000 and interest income of $3,721,000 for the year ended December 31, 2002. At December 31, 2002, the Company had $0 payable to ING America and $66,700,000 receivable from ING AIH.

Tax Sharing Agreements: The Company has entered into federal tax sharing agreements with members of an affiliated group as defined in Section 1504 of the Internal Revenue Code of 1986, as amended. The agreement provides for the manner of calculation and the amounts/timing of the payments between the parties as well as other related matters in connection with the filing of consolidated federal income tax returns. The Company has also entered into a state tax sharing agreement with ING AIH and each of the specific subsidiaries that are parties to the agreement. The state tax agreement applies to situations in which ING AIH and all or some of the subsidiaries join in the filing of a state or local franchise, income tax or other tax return on a consolidated, combined or unitary basis.

Service Agreement with ING Financial Advisers, LLC: The Company has entered into a services agreement with ING Financial Advisors, LLC. ("ING FA") to provide certain administrative, management, professional advisory, consulting and other services to the Company for the benefit of its customers. Charges for these services are to be determined in accordance with fair and reasonable standards with neither party realizing a profit nor incurring a loss as a result of the services provided to the Company.

Security Life of Denver Insurance Company

Notes to Financial Statements - Statutory Basis (continued)

18. Guaranty Fund Assessments

Insurance companies are assessed the costs of funding the insolvencies of other insurance companies by the various state guaranty associations, generally based on the amount of premium companies collect in that state.

The Company accrues the cost of future guaranty fund assessments based on estimates of insurance company insolvencies provided by the National Organization of Life and Health Insurance Guaranty Associations (NOLHGA) and the amount of premiums written in each state. The Company reduces the accrual by credits allowed in some states to reduce future premium taxes by a portion of assessments in that state. The Company has estimated this liability to be $2,305,000 as of December 31, 2002 and 2001 and has recorded a liability. The Company has also recorded an asset of $3,035,000 and $3,805,000 as of December 31, 2002 and 2001, respectively, for future credits to premium taxes for assessments already paid.

19. Regulatory Risk-Based Capital

Life and health insurance companies are subject to certain Risk-Based Capital ("RBC") requirements as specified by the NAIC. Under those requirements, the amount of capital and surplus maintained by a life and health insurance company is to be determined based on the various risk factors related to it. At December 31, 2002, the Company meets the RBC requirements.

333-90577	May 2003
Part C
OTHER INFORMATION

Item 27	Exhibits

(a)	(1)

Resolution of the Executive Committee of the Board of Directors of Security Life of Denver Insurance Company ("Security Life of Denver") authorizing the establishment of the Registrant. (Incorporated herein by reference to Post-Effective Amendment No. 7 to the Form S-6 Registration Statement of Security Life of Denver Insurance Company and its Security Life Separate Account L1, filed on April 27, 1998; File No. 33-74190.)

(b)	Not Applicable.
(c)	(1)

Security Life of Denver Distribution Agreement. (Incorporated herein by reference to Post-Effective Amendment No. 7 to the Form S-6 Registration Statement of Security Life of Denver Insurance Company and its Security Life Separate Account L1, filed on April 27, 1998; File No. 33-74190.)

(2)

Amendment to Security Life of Denver Insurance Company Distribution Agreement. (Incorporated herein by reference to the Form S-6 Initial Registration Statement of Security Life of Denver Insurance Company and its Security Life Separate Account L1, filed on May 10, 2001; File No. 333-72753.)

(3)

Amendment to Security Life of Denver Insurance Company Distribution Agreement. (Incorporated herein by reference to the Post-Effective Amendment No. 10 to the Form S-6 Registration Statement of Security Life of Denver Insurance Company and its Security Life Separate Account L1, filed on April 23, 1999; File No. 33-74190.)

(4)

Amendment to Security Life of Denver Insurance Company Distribution Agreement. (Incorporated herein by reference to the Pre-Effective Amendment No. 1 to the Form S-6 Registration Statement of Security Life of Denver Insurance Company and its Security Life Separate Account L1, filed on January 30, 2001; File No. 333-50278.)

(5)

Amendment to Security Life of Denver Insurance Company Distribution Agreement. (Incorporated herein by reference to the Post-Effective Amendment No. 14 to the Form S-6 Registration Statement of Security Life of Denver Insurance Company and its Security Life Separate Account L1, filed on April 19, 2001; File No. 33-74190.)

(6)

Amendment to Security Life of Denver Insurance Company Distribution Agreement. (Incorporated herein by reference to the Post-Effective Amendment No. 15 to the Form S-6 Registration Statement of Security Life of Denver Insurance Company and its Security Life Separate Account L1, filed on April 9, 2002; File No. 33-74190.)

(7)

First Amendment to Security Life of Denver Insurance Company Distribution Agreement. (Incorporated herein by reference to the Post-Effective Amendment No. 15 to the Form S-6 Registration Statement of Security Life of Denver Insurance Company and its Security Life Separate Account L1, filed on April 9, 2002; File No. 33-74190.)

(8)

Specimen Broker/Dealer Supervisory and Selling Agreement for Variable Contracts with Compensation Schedule. (Incorporated herein by reference to Post-Effective Amendment No. 6 to the Form S-6 Registration Statement of Security Life of Denver Insurance Company and its Security Life Separate Account L1, filed on March 2, 1998; File No. 33-74190.)

(9)

Specimen Master Sales and Supervisory Agreement with Compensation Schedule. (Incorporated herein by reference to the Post-Effective Amendment No. 12 to the Form S-6 Registration Statement of Security Life of Denver Insurance Company and its Security Life Separate Account L1, filed on April 25, 2000; File No. 33-74190.)

(d)	(1)

Specimen Corporate Benefits Variable Universal Life Insurance Policy (Form No. 2505 (VUL)-3/00). (Incorporated herein by reference to Post-Effective Amendment No. 3 to the Form S-6 Registration Statement of Security Life of Denver Insurance Company and its Security Life Separate Account L1, filed on April 26, 2001; File No. 333-90577.)

(2)

Adjustable Term Insurance Rider (Form No. R2006-3/00). (Incorporated herein by reference to the Initial Registration to the Form S-6 Registration Statement of Security Life of Denver Insurance Company and its Security Life Separate Account L1, filed on November 8, 1999; File No. 333-90577.)

(3)

Accelerated Death Benefit Rider. (Incorporated herein by reference to the Pre-Effective Amendment No. 1 to the Form S-6 Registration Statement of Security Life of Denver Insurance Company and its Security Life Separate Account L1, filed on January 30, 2001; File No. 333-50278.)

(4)

Certificate of Insurance. (Incorporated herein by reference to the Initial Registration to the Form S-6 Registration Statement of Security Life of Denver Insurance Company and its Security Life Separate Account L1, filed on November 8, 1999; File No. 333-90577.)

(e)	(1)

Specimen Variable Life Insurance Application (Form Nos. Q-2009-11/97 and Q-1112B-6/98). (Incorporated herein by reference to Post-Effective Amendment No. 1 to the Form S-6 Registration Statement of Security Life of Denver Insurance Company and its Security Life Separate Account L1, filed on March 2, 2000; File No. 333-90577.)

(2) Investment Feature Selection Form (Form No. V-120-00 rev. 5/1/03).
(3) Investment Feature Selection Form (Form No. V-176-01 rev. 5/1/03).
(4)

Specimen Application for Life Insurance Fixed and Variable Products (Form No. 110945). (Incorporated herein by reference to the Post-Effective Amendment No. 15 to the Form S-6 Registration Statement of Security Life of Denver Insurance Company and its Security Life Separate Account L1, filed on April 9, 2002; File No. 33-74190.)

(f)	(1)

Security Life of Denver’s Restated Articles of Incorporation. (Incorporated herein by reference to Post-Effective Amendment No. 7 to the Form S-6 Registration Statement of Security Life of Denver Insurance Company and its Security Life Separate Account L1, filed on April 27, 1998; File No. 33-74190.)

(2)

Amendments to Articles of Incorporation through June 12, 1987. (Incorporated herein by reference to Post-Effective Amendment No. 7 to the Form S-6 Registration Statement of Security Life of Denver Insurance Company and its Security Life Separate Account L1, filed on April 27, 1998; File No. 33-74190.)

(3)

Amendments to Articles of Incorporation through November 12, 2001. (Incorporated herein by reference to the Post-Effective Amendment No. 15 to the Form S-6 Registration Statement of Security Life of Denver Insurance Company and its Security Life Separate Account L1, filed on April 9, 2002; File No. 33-74190.)

(4)

Security Life of Denver's By-Laws. (Incorporated herein by reference to Post-Effective Amendment No. 7 to the Form S-6 Registration Statement of Security Life of Denver Insurance Company and its Security Life Separate Account L1, filed on April 27, 1998; File No. 33-74190.)

(5)

Bylaws of Security Life of Denver Insurance Company (Restated with Amendments through September 30, 1997). (Incorporated herein by reference to Post-Effective Amendment No. 5 to the Form S-6 Registration Statement of Security Life of Denver Insurance Company and its Security Life Separate Account L1, filed on October 29, 1997; File No. 33-74190.)

(g)	Not Applicable.
(h)	(1)

Participation Agreement by and among AIM Variable Insurance Funds, Inc., Life Insurance Company, on Behalf of Itself and its Separate Accounts and Name of Underwriter of Variable Contracts and Policies. (Incorporated herein by reference to Post-Effective Amendment No. 6 to the Form S-6 Registration Statement of Security Life of Denver Insurance Company and its Security Life Separate Account L1, filed on March 2, 1998; File No. 33-74190.)

(2)

Sales Agreement by and among The Alger American Fund, Fred Alger Management, Inc., and Security Life of Denver Insurance Company. (Incorporated herein by reference to Post-Effective Amendment No. 7 to the Form S-6 Registration Statement of Security Life of Denver Insurance Company and its Security Life Separate Account L1, filed on April 27, 1998; File No. 33-74190.)

(3)

Sales Agreement by and among Neuberger & Berman Advisers Management Trust, Neuberger & Berman Management Incorporated, and Security Life of Denver Insurance Company. (Incorporated herein by reference to Post-Effective Amendment No. 7 to the Form S-6 Registration Statement of Security Life of Denver Insurance Company and its Security Life Separate Account L1, filed on April 27, 1998; File No. 33-74190.)

(4)

Participation Agreement among Variable Insurance Products Fund, Fidelity Distributors Corporation and Security Life of Denver Insurance Company. (Incorporated herein by reference to Post-Effective Amendment No. 7 to the Form S-6 Registration Statement of Security Life of Denver Insurance Company and its Security Life Separate Account L1, filed on April 27, 1998; File No. 33-74190.)

(5)

Participation Agreement among Variable Insurance Products Fund II, Fidelity Distributors Corporation and Security Life of Denver Insurance Company. (Incorporated herein by reference to Post-Effective Amendment No. 7 to the Form S-6 Registration Statement of Security Life of Denver Insurance Company and its Security Life Separate Account L1, filed on April 27, 1998; File No. 33-74190.)

(6)

Participation Agreement among INVESCO Variable Investment Funds, Inc., INVESCO Funds Group, Inc., and Security Life of Denver Insurance Company. (Incorporated herein by reference to Post-Effective Amendment No. 7 to the Form S-6 Registration Statement of Security Life of Denver Insurance Company and its Security Life Separate Account L1, filed on April 27, 1998; File No. 33-74190.)

(7)

Participation Agreement between Van Eck Investment Trust and the Trust’s investment adviser, Van Eck Associates Corporation, and Security Life of Denver Insurance Company. (Incorporated herein by reference to Post-Effective Amendment No. 7 to the Form S-6 Registration Statement of Security Life of Denver Insurance Company and its Security Life Separate Account L1, filed on April 27, 1998; File No. 33-74190.)

(8)

Participation Agreement among Security Life of Denver Insurance Company, The GCG Trust and Directed Services, Inc. (Incorporated herein by reference to the Post-Effective Amendment No. 15 to the Form S-6 Registration Statement of Security Life of Denver Insurance Company and its Security Life Separate Account L1, filed on April 9, 2002; File No. 33-74190.)

(9)

Participation Agreement among M Fund, Inc., M Financial Advisers, Inc. and Security Life of Denver Insurance Company. (Incorporated herein by reference to the Post-Effective Amendment No. 14 to the Form S-6 Registration Statement of Security Life of Denver Insurance Company and its Security Life Separate Account L1, filed on April 19, 2001; File No. 33-74190.)

(10)

Participation Agreement among Security Life of Denver Insurance Company, Pilgrim Variable Products Trust and ING Pilgrim Investments, LLC. (Incorporated herein by reference to the Post-Effective Amendment No. 15 to the Form S-6 Registration Statement of Security Life of Denver Insurance Company and its Security Life Separate Account L1, filed on April 9, 2002; File No. 33-74190.)

(11)

Participation Agreement among Security Life of Denver Insurance Company and Southland Life Insurance Company, Putnam Variable Trust and Putnam Retail Management, Inc. (Incorporated herein by reference to the Post-Effective Amendment No. 1 to the Form S-6 Registration Statement of Security Life of Denver Insurance Company and its Security Life Separate Account L1, filed on April 19, 2001; File No. 333-50278.)

(12)

Participation Agreement among Security Life of Denver Insurance Company, ING Partners, Inc., ING Life Insurance and Annuity Company, and ING Financial Advisers, LLC. (Incorporated herein by reference to the Post-Effective Amendment No. 3 to the Form N-6 Registration Statement of Security Life of Denver Insurance Company and its Security Life Separate Account L1, filed on February 7, 2003; File No. 333-50278.)

(13)

Participation Agreement among Security Life of Denver Insurance Company, ING Variable Portfolios, Inc. and ING Funds Distributor, Inc. (Incorporated herein by reference to the Post-Effective Amendment No. 3 to the Form N-6 Registration Statement of Security Life of Denver Insurance Company and its Security Life Separate Account L1, filed on February 7, 2003; File No. 333-50278.)

(14)

Participation Agreement among Security Life of Denver Insurance Company, Pioneer Variable Contracts Trust, Pioneer Investment Management, Inc. and Pioneer Funds Distributor, Inc. (Incorporated herein by reference to the Post-Effective Amendment No. 3 to the Form N-6 Registration Statement of Security Life of Denver Insurance Company and its Security Life Separate Account L1, filed on February 7, 2003; File No. 333-50278.)

(15)

Participation Agreement among Security Life of Denver Insurance Company, ING VP Bond Portfolio and ING Funds Distributor, Inc. (Incorporated herein by reference to the Post-Effective Amendment No. 3 to the Form N-6 Registration Statement of Security Life of Denver Insurance Company and its Security Life Separate Account L1, filed on February 7, 2003; File No. 333-50278.)

(16)

First Amendment to Fund Participation Agreement between Security Life of Denver, Van Eck Investment Trust and Van Eck Associates Corporation. (Incorporated herein by reference to Post-Effective Amendment No. 6 to the Form S-6 Registration Statement of Security Life of Denver Insurance Company and its Security Life Separate Account L1, filed on March 2, 1998; File No. 33-74190.)

(17)

Second Amendment to Fund Participation Agreement between Security Life of Denver, Van Eck Worldwide Insurance Trust and Van Eck Associates Corporation. (Incorporated herein by reference to Post-Effective Amendment No. 6 to the Form S-6 Registration Statement of Security Life of Denver Insurance Company and its Security Life Separate Account L1, filed on March 2, 1998; File No. 33-74190.)

(18)

Assignment and Modification Agreement between Neuberger & Berman Advisers Management Trust, Neuberger & Berman Management Incorporated, Neuberger & Berman Advisers Management Trust, Advisers Managers Trust and Security Life of Denver Insurance Company. (Incorporated herein by reference to Post-Effective Amendment No. 6 to the Form S-6 Registration Statement of Security Life of Denver Insurance Company and its Security Life Separate Account L1, filed on March 2, 1998; File No. 33-74190.)

(19)

First Amendment to Participation Agreement by and among The Alger American Fund, Fred Alger Management, Inc., Security Life of Denver Insurance Company. (Incorporated herein by reference to Post-Effective Amendment No. 7 to the Form S-6 Registration Statement of Security Life of Denver Insurance Company and its Security Life Separate Account L1, filed on April 27, 1998; File No. 33-74190.)

(20)

First Amendment to Participation Agreement among Variable Insurance Products Fund, Fidelity Distributors Corporation and Security Life of Denver Insurance Company. (Incorporated herein by reference to Post-Effective Amendment No. 7 to the Form S-6 Registration Statement of Security Life of Denver Insurance Company and its Security Life Separate Account L1, filed on April 27, 1998; File No. 33-74190.)

(21)

Second Amendment to Participation Agreement among Variable Insurance Products Fund, Fidelity Distributors Corporation and Security Life of Denver Insurance Company. (Incorporated herein by reference to Post-Effective Amendment No. 7 to the Form S-6 Registration Statement of Security Life of Denver Insurance Company and its Security Life Separate Account L1, filed on April 27, 1998; File No. 33-74190.)

(22)

First Amendment to Participation Agreement among Variable Insurance Products Fund II, Fidelity Distributors Corporation and Security Life of Denver Insurance Company. (Incorporated herein by reference to Post-Effective Amendment No. 7 to the Form S-6 Registration Statement of Security Life of Denver Insurance Company and its Security Life Separate Account L1, filed on April 27, 1998; File No. 33-74190.)

(23)

Second Amendment to Participation Agreement among Variable Insurance Products Fund II, Fidelity Distributors Corporation and Security Life of Denver Insurance Company. (Incorporated herein by reference to Post-Effective Amendment No. 7 to the Form S-6 Registration Statement of Security Life of Denver Insurance Company and its Security Life Separate Account L1, filed on April 27, 1998; File No. 33-74190.)

(24)

First Amendment to Participation Agreement among Security Life of Denver Insurance Company, INVESCO Variable Investment Funds, Inc. and INVESCO Funds Group, Inc. (Incorporated herein by reference to Post-Effective Amendment No. 7 to the Form S-6 Registration Statement of Security Life of Denver Insurance Company and its Security Life Separate Account L1, filed on April 27, 1998; File No. 33-74190.)

(25)

Third Amendment to Participation Agreement among Variable Insurance Products Fund, Fidelity Distributors Corporation and Security Life of Denver Insurance Company. (Incorporated herein by reference to the Post-Effective Amendment No. 11 to the Form S-6 Registration Statement of Security Life of Denver Insurance Company and its Security Life Separate Account L1, filed on April 29, 1999; File No. 33-74190.)

(26)

Third Amendment to Participation Agreement among Variable Insurance Products Fund II, Fidelity Distributors Corporation and Security Life of Denver Insurance Company. (Incorporated herein by reference to the Post-Effective Amendment No. 11 to the Form S-6 Registration Statement of Security Life of Denver Insurance Company and its Security Life Separate Account L1, filed on April 29, 1999; File No. 33-74190.)

(27)

Fourth Amendment to Participation Agreement among Variable Insurance Products Fund, Fidelity Distributors Corporation and Security Life of Denver Insurance Company. (Incorporated herein by reference to the Post-Effective Amendment No. 15 to the Form S-6 Registration Statement of Security Life of Denver Insurance Company and its Security Life Separate Account L1, filed on April 9, 2002; File No. 33-74190.)

(28)

Fourth Amendment to Participation Agreement among Variable Insurance Products Fund II, Fidelity Distributors Corporation and Security Life of Denver Insurance Company. (Incorporated herein by reference to the Post-Effective Amendment No. 15 to the Form S-6 Registration Statement of Security Life of Denver Insurance Company and its Security Life Separate Account L1, filed on April 9, 2002; File No. 33-74190.)

(29)

Amendment No. 2 to Participation Agreement among AIM Variable Insurance Funds, Inc., Security Life of Denver Insurance Company and ING America Equities, Inc. (Incorporated herein by reference to the Post-Effective Amendment No. 15 to the Form S-6 Registration Statement of Security Life of Denver Insurance Company and its Security Life Separate Account L1, filed on April 9, 2002; File No. 33-74190.)

(30)

Fourth Amendment to Participation Agreement among Security Life of Denver Insurance Company, INVESCO Investment Funds, Inc. and INVESCO Funds Group, Inc. (Incorporated herein by reference to Post-Effective Amendment No. 7 to the Form S-6 Registration Statement of Security Life of Denver Insurance Company and its Security Life Separate Account L1, filed on April 27, 1998; File No. 33-74190.)

(31)

Amendment No. 3 to Participation Agreement among AIM Variable Insurance Funds, Inc., Security Life of Denver Insurance Company and ING America Equities, Inc. (Incorporated herein by reference to Post-Effective Amendment No. 7 to the Form S-6 Registration Statement of Security Life of Denver Insurance Company and its Security Life Separate Account L1, filed on April 27, 1998; File No. 33-74190.)

(32)

Fifth Amendment to Participation Agreement among Variable Insurance Products Fund, Fidelity Distributors Corporation and Security Life of Denver Insurance Company. (Incorporated herein by reference to Post-Effective Amendment No. 7 to the Form S-6 Registration Statement of Security Life of Denver Insurance Company and its Security Life Separate Account L1, filed on April 27, 1998; File No. 33-74190.)

(33)

Fifth Amendment to Participation Agreement among Variable Insurance Products Fund II, Fidelity Distributors Corporation and Security Life of Denver Insurance Company. (Incorporated herein by reference to Post-Effective Amendment No. 7 to the Form S-6 Registration Statement of Security Life of Denver Insurance Company and its Security Life Separate Account L1, filed on April 27, 1998; File No. 33-74190.)

(34)

Amendment No. 4 to Participation Agreement among AIM Variable Insurance Funds, Inc., Security Life of Denver Insurance Company and ING America Equities, Inc. (Incorporated herein by reference to the Post-Effective Amendment No. 1 to the Form S-6 Registration Statement of Security Life of Denver Insurance Company and its Security Life Separate Account L1, filed on February 29, 2000; File No. 333-72753.)

(35)

Sixth Amendment to Participation Agreement among Variable Insurance Products Fund, Fidelity Distributors Corporation and Security Life of Denver Insurance Company. (Incorporated herein by reference to the Post-Effective Amendment No. 15 to the Form S-6 Registration Statement of Security Life of Denver Insurance Company and its Security Life Separate Account L1, filed on April 9, 2002; File No. 33-74190.)

(36)

Sixth Amendment to Participation Agreement among Variable Insurance Products Fund II, Fidelity Distributors Corporation and Security Life of Denver Insurance Company. (Incorporated herein by reference to the Post-Effective Amendment No. 15 to the Form S-6 Registration Statement of Security Life of Denver Insurance Company and its Security Life Separate Account L1, filed on April 9, 2002; File No. 33-74190.)

(37)

Fifth Amendment to Participation Agreement among Security Life of Denver Insurance Company, INVESCO Variable Investment Funds, Inc. and INVESCO Funds Group, Inc. (Incorporated herein by reference to the Post-Effective Amendment No. 1 to the Form S-6 Registration Statement of Security Life of Denver Insurance Company and its Security Life Separate Account L1, filed on February 29, 2000; File No. 333-72753.)

(38)

Seventh Amendment to Participation Agreement among Variable Insurance Products Fund, Fidelity Distributors Corporation and Security Life of Denver Insurance Company. (Incorporated herein by reference to the Post-Effective Amendment No. 12 to the Form S-6 Registration Statement of Security Life of Denver Insurance Company and its Security Life Separate Account L1, filed on April 25, 2000; File No. 33-74190.)

(39)

Seventh Amendment to Participation Agreement among Variable Insurance Products Fund II, Fidelity Distributors Corporation and Security Life of Denver Insurance Company. (Incorporated herein by reference to the Post-Effective Amendment No. 13 to the Form S-6 Registration Statement of Security Life of Denver Insurance Company and its Security Life Separate Account L1, filed on October 13, 2000; File No. 33-74190.)

(40)

Eighth Amendment to Participation Agreement among Variable Insurance Products Fund, Fidelity Distributors Corporation and Security Life of Denver Insurance Company. (Incorporated herein by reference to the Post-Effective Amendment No. 13 to the Form S-6 Registration Statement of Security Life of Denver Insurance Company and its Security Life Separate Account L1, filed on October 13, 2000; File No. 33-74190.)

(41)

Addendum to Fund Participation Agreement among Security Life of Denver Insurance Company, Neuberger Berman Advisers Management Trust, Advisers Managers Trust and Neuberger Berman Management Inc. (Incorporated herein by reference to the Post-Effective Amendment No. 13 to the Form S-6 Registration Statement of Security Life of Denver Insurance Company and its Security Life Separate Account L1, filed on October 13, 2000; File No. 33-74190.)

(42)

Fund Participation Agreement between Janus Aspen Series and Security Life of Denver Insurance Company. (Incorporated herein by reference to the Post-Effective Amendment No. 13 to the Form S-6 Registration Statement of Security Life of Denver Insurance Company and its Security Life Separate Account L1, filed on October 13, 2000; File No. 33-74190.)

(43)

Amendment to Janus Aspen Series Fund Participation Agreement. (Incorporated herein by reference to the Pre-Effective Amendment No. 1 to the Form S-6 Registration Statement of Security Life of Denver Insurance Company and its Security Life Separate Account L1, filed on January 30, 2001; File No. 333-50278.)

(44)

Amendment No. 5 to Participation Agreement among AIM Variable Insurance Funds, Inc., Security Life of Denver Insurance Company and ING America Equities, Inc. (Incorporated herein by reference to the Pre-Effective Amendment No. 1 to the Form S-6 Registration Statement of Security Life of Denver Insurance Company and its Security Life Separate Account L1, filed on January 30, 2001; File No. 333-50278.)

(45)

Amendment to Participation Agreement among Security Life of Denver Insurance Company, The GCG Trust and Directed Services, Inc. (Incorporated herein by reference to the Pre-Effective Amendment No. 1 to the Form S-6 Registration Statement of Security Life of Denver Insurance Company and its Security Life Separate Account L1, filed on January 30, 2001; File No. 333-50278.)

(46)

Sixth Amendment to Participation Agreement among Security Life of Denver Insurance Company, INVESCO Variable Investment Funds, Inc. and INVESCO Funds Group, Inc. (Incorporated herein by reference to the Post-Effective Amendment No. 15 to the Form S-6 Registration Statement of Security Life of Denver Insurance Company and its Security Life Separate Account L1, filed on April 9, 2002; File No. 33-74190.)

(47)

Eighth Amendment to Participation Agreement among Variable Insurance Products Fund II, Fidelity Distributors Corporation and Security Life of Denver Insurance Company. (Incorporated herein by reference to the Post-Effective Amendment No. 14 to the Form S-6 Registration Statement of Security Life of Denver Insurance Company and its Security Life Separate Account L1, filed on April 19, 2001; File No. 33-74190.)

(48)

Ninth Amendment to Participation Agreement among Variable Insurance Products Fund, Fidelity Distributors Corporation and Security Life of Denver Insurance Company. (Incorporated herein by reference to the Post-Effective Amendment No. 14 to the Form S-6 Registration Statement of Security Life of Denver Insurance Company and its Security Life Separate Account L1, filed on April 19, 2001; File No. 33-74190.)

(49)

Amendment to Participation Agreement among M Fund, Inc., M Financial Advisers, Inc. and Security Life of Denver Insurance Company. (Incorporated herein by reference to the Post-Effective Amendment No. 14 to the Form S-6 Registration Statement of Security Life of Denver Insurance Company and its Security Life Separate Account L1, filed on April 19, 2001; File No. 33-74190.)

(50)

Amendment to Participation Agreement among Variable Insurance Products Fund II, Fidelity Distributors Corporation and Security Life of Denver Insurance Company. (Incorporated herein by reference to the Form S-6 Initial Registration Statement of Security Life of Denver Insurance Company and its Security Life Separate Account L1, filed on November 15, 2001; File No. 333-73464.)

(51)

Amendment to Participation Agreement among Variable Insurance Products Fund, Fidelity Distributors Corporation and Security Life of Denver Insurance Company. (Incorporated herein by reference to the Form S-6 Initial Registration Statement of Security Life of Denver Insurance Company and its Security Life Separate Account L1, filed on November 15, 2001; File No. 333-73464.)

(52)

Form of Amendment to Participation Agreement among Security Life of Denver Insurance Company, The GCG Trust and Directed Services, Inc. (Incorporated herein by reference to the Post-Effective Amendment No. 14 to the Form S-6 Registration Statement of Security Life of Denver Insurance Company and its Security Life Separate Account L1, filed on April 19, 2001; File No. 33-74190.)

(53)

Amendment to Participation Agreement among M Fund, Inc., M Financial Advisers, Inc. and Security Life of Denver Insurance Company. (Incorporated herein by reference to the Post-Effective Amendment No. 14 to the Form S-6 Registration Statement of Security Life of Denver Insurance Company and its Security Life Separate Account L1, filed on April 19, 2001; File No. 33-74190.)

(54)

Second Amendment to Participation Agreement among Security Life of Denver Insurance Company, INVESCO Variable Investment Funds, Inc. and INVESCO Funds Group, Inc. (Incorporated herein by reference to the Post-Effective Amendment No. 15 to the Form S-6 Registration Statement of Security Life of Denver Insurance Company and its Security Life Separate Account L1, filed on April 9, 2002; File No. 33-74190.)

(55)

Third Amendment to Participation Agreement among Security Life of Denver Insurance Company, INVESCO Variable Investment Funds, Inc. and INVESCO Funds Group, Inc. (Incorporated herein by reference to the Post-Effective Amendment No. 15 to the Form S-6 Registration Statement of Security Life of Denver Insurance Company and its Security Life Separate Account L1, filed on April 9, 2002; File No. 33-74190.)

(56)

Amendment No. 1 to Participation Agreement among AIM Variable Insurance Funds, Inc., Security Life of Denver Insurance Company and ING America Equities, Inc. (Incorporated herein by reference to the Post-Effective Amendment No. 15 to the Form S-6 Registration Statement of Security Life of Denver Insurance Company and its Security Life Separate Account L1, filed on April 9, 2002; File No. 33-74190.)

(57)

Amendment to Sales Agreement by and among The Alger American Fund, Fred Alger Management, Inc., Security Life of Denver Insurance Company. (Incorporated herein by reference to the Post-Effective Amendment No. 15 to the Form S-6 Registration Statement of Security Life of Denver Insurance Company and its Security Life Separate Account L1, filed on April 9, 2002; File No. 33-74190.)

(58)

Addendum to Alger Sales Agreement. (Incorporated herein by reference to Post-Effective Amendment No. 7 to the Form S-6 Registration Statement of Security Life of Denver Insurance Company and its Security Life Separate Account L1, filed on April 27, 1998; File No. 33-74190.)

(59)

Amendment No. 6 to Participation Agreement among AIM Variable Insurance Funds, Inc., Security Life of Denver Insurance Company and ING America Equities, Inc. (Incorporated herein by reference to the Pre-Effective Amendment No. 1 to the Form S-6 Registration Statement of Security Life of Denver Insurance Company and its Security Life Separate Account L1, filed on December 19, 2001; File No. 333-73464.)

(60)

Amendment to Participation Agreement among Variable Insurance Products Fund, Fidelity Distributors Corporation and Security Life of Denver Insurance Company. (Incorporated herein by reference to the Pre-Effective Amendment No. 1 to the Form S-6 Registration Statement of Security Life of Denver Insurance Company and its Security Life Separate Account L1, filed on December 19, 2001; File No. 333-73464.)

(61)

Amendment to Participation Agreement among Variable Insurance Products Fund II, Fidelity Distributors Corporation and Security Life of Denver Insurance Company. (Incorporated herein by reference to the Pre-Effective Amendment No. 1 to the Form S-6 Registration Statement of Security Life of Denver Insurance Company and its Security Life Separate Account L1, filed on December 19, 2001; File No. 333-73464.)

(62)

Seventh Amendment to Participation Agreement among Security Life of Denver Insurance Company, INVESCO Variable Investment Funds, Inc. and INVESCO Funds Group, Inc. (Incorporated herein by reference to the Pre-Effective Amendment No. 1 to the Form S-6 Registration Statement of Security Life of Denver Insurance Company and its Security Life Separate Account L1, filed on December 19, 2001; File No. 333-73464.)

(63)

Amendment to Janus Aspen Series Fund Participation Agreement. (Incorporated herein by reference to the Pre-Effective Amendment No. 1 to the Form S-6 Registration Statement of Security Life of Denver Insurance Company and its Security Life Separate Account L1, filed on December 19, 2001; File No. 333-73464.)

(64)

Amendment to Participation Agreement among Security Life of Denver Insurance Company, Pilgrim Variable Products Trust and ING Pilgrim Securities, Inc. (Incorporated herein by reference to the Pre-Effective Amendment No. 1 to the Form S-6 Registration Statement of Security Life of Denver Insurance Company and its Security Life Separate Account L1, filed on December 19, 2001; File No. 333-73464.)

(65)

Amendment to Participation Agreement among Variable Insurance Products Fund, Fidelity Distributors Corporation and Security Life of Denver Insurance Company. (Incorporated herein by reference to the Post-Effective Amendment No. 15 to the Form S-6 Registration Statement of Security Life of Denver Insurance Company and its Security Life Separate Account L1, filed on April 9, 2002; File No. 33-74190.)

(66)

Amendment to Participation Agreement among Variable Insurance Products Fund II, Fidelity Distributors Corporation and Security Life of Denver Insurance Company. (Incorporated herein by reference to the Post-Effective Amendment No. 15 to the Form S-6 Registration Statement of Security Life of Denver Insurance Company and its Security Life Separate Account L1, filed on April 9, 2002; File No. 33-74190.)

(67)

Amendment to Participation Agreement among M Fund, Inc., M Financial Advisers, Inc. and Security Life of Denver Insurance Company. (Incorporated herein by reference to the Post-Effective Amendment No. 15 to the Form S-6 Registration Statement of Security Life of Denver Insurance Company and its Security Life Separate Account L1, filed on April 9, 2002; File No. 33-74190.)

(68)

Amendment to Participation Agreement among Variable Insurance Products Fund II, Fidelity Distributors Corporation and Security Life of Denver Insurance Company. (Incorporated herein by reference to the Post-Effective Amendment No. 15 to the Form S-6 Registration Statement of Security Life of Denver Insurance Company and its Security Life Separate Account L1, filed on April 9, 2002; File No. 33-74190.)

(69)

Amendment to Participation Agreement among ING Variable Products Trust, ING Funds Distributor, Inc. and Security Life of Denver Insurance Company. (Incorporated herein by reference to the Post-Effective Amendment No. 3 to the Form N-6 Registration Statement of Security Life of Denver Insurance Company and its Security Life Separate Account L1, filed on February 7, 2003; File No. 333-50278.)

(70)

Amendment to Participation Agreement among Security Life of Denver Insurance Company and Southland Life Insurance Company, Putnam Variable Trust and Putnam Retail Management, L.P. (Incorporated herein by reference to the Post-Effective Amendment No. 3 to the Form N-6 Registration Statement of Security Life of Denver Insurance Company and its Security Life Separate Account L1, filed on February 7, 2003; File No. 333-50278.)

(71)

Service Agreement between Fred Alger Management, Inc. and Security Life of Denver Insurance Company. (Incorporated herein by reference to Post-Effective Amendment No. 7 to the Form S-6 Registration Statement of Security Life of Denver Insurance Company and its Security Life Separate Account L1, filed on April 27, 1998; File No. 33-74190.)

(72)

Expense Allocation Agreement between A I M Advisors, Inc., AIM Distributors, Inc. and Security Life of Denver. (Incorporated herein by reference to the Post-Effective Amendment No. 11 to the Form S-6 Registration Statement of Security Life of Denver Insurance Company and its Security Life Separate Account L1, filed on April 29, 1999; File No. 33-74190.)

(73)

Amendment No. 1 to Expense Allocation Agreement between AIM Advisors, Inc., A I M Distributors, Inc. and Security Life of Denver. (Incorporated herein by reference to the Pre-Effective Amendment No. 1 to the Form S-6 Registration Statement of Security Life of Denver Insurance Company and its Security Life Separate Account L1, filed on December 19, 2001; File No. 333-73464.)

(74)

Service Agreement between INVESCO Funds Group, Inc. and Security Life of Denver Insurance Company. (Incorporated herein by reference to the Post-Effective Amendment No. 11 to the Form S-6 Registration Statement of Security Life of Denver Insurance Company and its Security Life Separate Account L1, filed on April 29, 1999; File No. 33-74190.)

(75)

First Amendment to Service Agreement between Security Life of Denver Insurance Company and INVESCO Funds Group, Inc. (Incorporated herein by reference to the Post-Effective Amendment No. 15 to the Form S-6 Registration Statement of Security Life of Denver Insurance Company and its Security Life Separate Account L1, filed on April 9, 2002; File No. 33-74190.)

(76)

Amendment to Service Agreement between Security Life of Denver Insurance Company and INVESCO Funds Group, Inc. (Incorporated herein by reference to the Post-Effective Amendment No. 15 to the Form S-6 Registration Statement of Security Life of Denver Insurance Company and its Security Life Separate Account L1, filed on April 9, 2002; File No. 33-74190.)

(77)

Service Agreement between Neuberger & Berman Management Incorporated and Security Life of Denver Insurance Company. (Incorporated herein by reference to the Post-Effective Amendment No. 11 to the Form S-6 Registration Statement of Security Life of Denver Insurance Company and its Security Life Separate Account L1, filed on April 29, 1999; File No. 33-74190.)

(78)

Service Agreement between Fidelity Investments Institutional Operations Company, Inc. and Security Life of Denver Insurance Company. (Incorporated herein by reference to the Post-Effective Amendment No. 15 to the Form S-6 Registration Statement of Security Life of Denver Insurance Company and its Security Life Separate Account L1, filed on April 9, 2002; File No. 33-74190.)

(79)

Side Letter between Van Eck Worldwide Insurance Trust and Security Life of Denver. (Incorporated herein by reference to the Post-Effective Amendment No. 11 to the Form S-6 Registration Statement of Security Life of Denver Insurance Company and its Security Life Separate Account L1, filed on April 29, 1999; File No. 33-74190.)

(80)

Distribution and Shareholder Services Agreement between Janus Distributors, Inc. and Security Life of Denver Insurance Company. (Incorporated herein by reference to the Post-Effective Amendment No. 15 to the Form S-6 Registration Statement of Security Life of Denver Insurance Company and its Security Life Separate Account L1, filed on April 9, 2002; File No. 33-74190.)

(81)

Administrative and Shareholder Service Agreement between Directed Services, Inc. and Security Life of Denver Insurance Company. (Incorporated herein by reference to the Post-Effective Amendment No. 14 to the Form S-6 Registration Statement of Security Life of Denver Insurance Company and its Security Life Separate Account L1, filed on April 19, 2001; File No. 33-74190.)

(82)

Administrative and Shareholder Service Agreement between ING Pilgrim Group, LLC and Security Life of Denver Insurance Company. (Incorporated herein by reference to the Pre-Effective Amendment No. 1 to the Form S-6 Registration Statement of Security Life of Denver Insurance Company and its Security Life Separate Account L1, filed on December 19, 2001; File No. 333-73464.)

(83)

Amendment to Administrative and Shareholder Services Agreement between Security Life of Denver Insurance Company and ING Funds Services, LLC. (Incorporated herein by reference to the Post-Effective Amendment No. 3 to the Form N-6 Registration Statement of Security Life of Denver Insurance Company and its Security Life Separate Account L1, filed on February 7, 2003; File No. 333-50278.)

(84)

Letter of Agreement between Security Life of Denver and Janus Capital Corporation. (Incorporated herein by reference to the Pre-Effective Amendment No. 1 to the Form S-6 Registration Statement of Security Life of Denver Insurance Company and its Security Life Separate Account L1, filed on December 19, 2001; File No. 333-73464.)

(85)

Service Agreement with Investment Advisor between ING Life Insurance and Annuity Company and Security Life of Denver Insurance Company. (Incorporated herein by reference to the Post-Effective Amendment No. 3 to the Form N-6 Registration Statement of Security Life of Denver Insurance Company and its Security Life Separate Account L1, filed on February 7, 2003; File No. 333-50278.)

(86)

Administrative Services Agreement between Security Life of Denver and Financial Administrative Services Corporation. (Incorporated herein by reference to Post-Effective Amendment No. 7 to the Form S-6 Registration Statement of Security Life of Denver Insurance Company and its Security Life Separate Account L1, filed on April 27, 1998; File No. 33-74190.)

(87)

Amendment to Administrative Services Agreement between Security Life of Denver and Financial Administrative Services Corporation. (Incorporated herein by reference to Post-Effective Amendment No. 7 to the Form S-6 Registration Statement of Security Life of Denver Insurance Company and its Security Life Separate Account L1, filed on April 27, 1998; File No. 33-74190.)

(88)

Amendment to Participation Agreement among M Fund, Inc., M Financial Advisers, Inc. and Security Life of Denver Insurance Company. (Incorporated herein by reference to the Post-Effective Amendment No. 5 to the Form N-6 Registration Statement of Security Life of Denver Insurance Company and its Security Life Separate Account L1, filed on April 10, 2003; File No. 333-50278.)

(89)

Form of Amendment to Participation Agreement among Variable Insurance Products Fund, Fidelity Distributors Corporation and Security Life of Denver Insurance Company. (Incorporated herein by reference to the Post-Effective Amendment No. 5 to the Form N-6 Registration Statement of Security Life of Denver Insurance Company and its Security Life Separate Account L1, filed on April 10, 2003; File No. 333-50278.)

(90)

Form of Amendment to Participation Agreement among Variable Insurance Products Fund II, Fidelity Distributors Corporation and Security Life of Denver Insurance Company. (Incorporated herein by reference to the Post-Effective Amendment No. 5 to the Form N-6 Registration Statement of Security Life of Denver Insurance Company and its Security Life Separate Account L1, filed on April 10, 2003; File No. 333-50278.)

(91)

Form of Participation Agreement among Golden American Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, Security Life of Denver Insurance Company, Southland Life Insurance Company, American Funds Insurance Series and Capital Research and Management Company. (Incorporated herein by reference to the Post-Effective Amendment No. 5 to the Form N-6 Registration Statement of Security Life of Denver Insurance Company and its Security Life Separate Account L1, filed on April 10, 2003; File No. 333-50278.)

(92)

Amendment to Participation Agreement among ING Partners, Inc., ING Life Insurance and Annuity Company, and ING Financial Advisers, LLC and Security Life of Denver Insurance Company. (Incorporated herein by reference to the Post-Effective Amendment No. 5 to the Form N-6 Registration Statement of Security Life of Denver Insurance Company and its Security Life Separate Account L1, filed on April 10, 2003; File No. 333-50278.)

(i)	Not Applicable.

(j)	Not Applicable.

(k)	Opinion and Consent of Counsel.

(l)	Not Applicable.

(m)	Not Applicable.

(n)	Consent of Independent Auditors.

(o)	All financial statements are included in the Statement of Additional Information, as indicated therein.

(p)	Not Applicable.

(q)	Not Applicable.

(r)

Powers of Attorney. (Incorporated herein by reference to Item 26 in Post-Effective Amendment No. 28 to Registration Statement on Form N-4 (File No. 33-75988), as filed on April 10, 2003 for Variable Annuity Account C of ING Life Insurance and Annuity Company.)

Item 28	Directors and Officers of the Depositor
Name and Principal Business Address	Positions and Offices with Depositor
Keith Gubbay, 5780 Powers Ferry Road, NW, Atlanta, GA 30327	Director, President and Chief Executive Officer
P. Randall Lowery, 5780 Powers Ferry Road, NW, Atlanta, GA 30327	Director
Thomas J. McInerney, 5780 Powers Ferry Road, NW, Atlanta, GA 30327	Director
Mark A. Tullis, 5780 Powers Ferry Road, NW, Atlanta, GA 30327	Director
David Wheat, 5780 Powers Ferry Road, NW, Atlanta, GA 30327	Director
Cheryl L. Price, 5780 Powers Ferry Road, NW, Atlanta, GA 30327	Vice President, Chief Financial Officer and Chief Accounting Officer
Paul R. Bell, III, 1290 Broadway, Denver, CO 80203	Senior Vice President
Boyd G. Combs, 5780 Powers Ferry Road, NW, Atlanta, GA 30327	Senior Vice President, Tax
Arnold A. Dicke, III, 1290 Broadway, Denver, CO 80203	Senior Vice President, ING Re
James R. Gelder, 20 Washington Avenue South, Minneapolis, MN 55401.	Senior Vice President
Shaun P. Mathews, 151 Farmington Avenue, Hartford, CT 06156	Senior Vice President
Donna T. Mosely, 1290 Broadway, Denver, CO 80203	Senior Vice President, CFO & Chief Actuary, ING Re
Stephen J. Preston, 1475 Dunwoody Drive, West Chester, PA 19380	Senior Vice President
Jacques de Vaucleroy, 5780 Powers Ferry Road, NW, Atlanta, GA 30327	Senior Vice President
Paula Cludray-Engelke, 20 Washington Avenue South, Minneapolis, MN 55401	Secretary

Item 29	Persons Controlled by or Under Common Control with the Depositor or the Registrant

Incorporated by reference to Post-Effective Amendment No. 28 to Registration Statement on Form N-4 (File No. 33-75988), as filed on April 10, 2003 for Variable Annuity Account C of ING Life Insurance and Annuity Company.

Item 30	Indemnification

Under its Bylaws, Sections 1 through 8, Security Life of Denver Insurance Company ("Security Life") indemnifies, to the full extent permitted by the laws of the State of Colorado, any person who was or is a party or is threatened to be made a party to any threatened, pending, or completed action, suit, or proceeding, whether civil, criminal, administrative, or investigative (other than an action by or in the right of the corporation), by reason of the fact that he or she is or was a director, member of a committee appointed by the Board of Directors, officer, salaried employee, or fiduciary of Security Life or is or was serving at the request of Security Life (whether or not as a representative of Security Life) as a director, officer, employee, or fiduciary of another corporation, partnership, joint venture, trust, or other enterprise, against expenses (including attorney fees), judgments, fines, and amounts paid in settlement actually and reasonably incurred by him or her in connection with such action, suit, or proceeding if he or she acted in good faith and in a manner he or she reasonably believed to in the best interest of the corporation and, with respect to any criminal action or proceeding, had no reasonable cause to believe his or her conduct was unlawful.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of Security Life pursuant to such provisions of the bylaws or statutes or otherwise, Security Life has been advised that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in said Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Security Life of expenses incurred or paid by a director or officer or controlling person of Security Life in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person of Security Life in connection with the securities being registered, Security Life will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether or not such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

A corporation may procure indemnification insurance on behalf of an individual who was a director of the corporation. Consistent with the laws of the State of Colorado, ING Groep N.V. maintains an umbrella insurance policy issued by an international insurer. The policy covers ING Groep N.V. and any company in which ING Groep N.V. has an ownership control of over 50%. This would encompass Security Life, as depositor, as well as ING America Equities, Inc., as the principal underwriter. The policy provides for the following types of coverage: errors and omissions, directors and officers, employment practices, fiduciary and fidelity.

Additionally, Section 13 of the Security Life Distribution Agreement with ING America Equities, Inc. (INGAE) generally provides that each party will indemnify and hold harmless the officers, directors and employees of the other party (and the variable account with respect to indemnity by INGAE) against any expenses (including legal expenses), losses, claims, damages, or liabilities arising out of or based on certain claims or circumstances in connection with the offer or sale of the policies. Under this agreement neither party is entitled to indemnity if the expenses (including legal expenses), losses, claims, damages, or liabilities resulted from their own willful misfeasance, bad faith, negligence, misconduct or wrongful act.

Item 31	Principal Underwriters
(a)

Other Activity. ING America Equities, Inc., the principal underwriter for the policies, is also the principal underwriter for policies issued by ReliaStar Life Insurance Company of New York, ReliaStar Life Insurance Company and Southland Life Insurance Company.

(b)	Management of ING America Equities, Inc.
Name and Principal Business Address	Positions and Offices with Underwriter
David P. Wilken, 20 Washington Avenue South, Minneapolis, MN 55401	Director, President and Chief Executive Officer
Daniel P. Mulheran, 20 Washington Avenue South, Minneapolis, MN 55401	Director
Mark A. Smith, 2001 21st Avenue, N.W. Minot, ND 58703	Director, Vice President
Anita F. Woods, 5780 Powers Ferry Road, Atlanta, GA 80203	Chief Financial Officer
Beth G. Shanker, 1290 Broadway, Denver, CO 80203	Chief Compliance Officer
Pamela S. Anson, 2001 21st Avenue, N.W. Minot, ND 58703	Vice President
Nathan E. Eshelman, 1290 Broadway, Denver, CO 80203	Vice President
Frederick C. Litow, 5780 Powers Ferry Road, Atlanta, GA 80203	Vice President and Assistant Treasurer
Renee E. McKenzie, 5780 Powers Ferry Road, Atlanta, GA 80203	Vice President, Assistant Treasurer and Assistant Secretary
David S. Pendergrass, 5780 Powers Ferry Road, Atlanta, GA 80203	Vice President and Treasurer
Deborah C. Hancock, 1290 Broadway, Denver, CO 80203	Assistant Vice President
Paula Cludray-Engelke, 20 Washington Avenue South, Minneapolis, MN 55401	Secretary
Eric G. Banta, 1290 Broadway, Denver, CO 80203	Assistant Secretary
(c)	Compensation From the Registrant.
(1)	(2)	(3)	(4)	(5)
Name of Principal Underwriter	2002 Net Underwriting Discounts and Commissions	Compensation on Events Occasioning the Deduction of a Deferred Sales Load	Brokerage Commissions	Other Compensation*
ING America Equities, Inc.	$1,278.76	$ 0	$30,847,583.47	$594,531.00
*	Compensation shown in column 5 includes: marketing allowances.

Item 32	Location of Accounts and Records

Accounts and records are maintained by Security Life of Denver Insurance Company at 1290 Broadway,, Denver, CO 80203-5699 and by ING Americas Finance Shared Services, an affiliate, at 5780 Powers Ferry Road, NW, Atlanta, GA 30327.

Item 33	Management Services
None.
Item 34	Fee Representations

Security Life of Denver Insurance Company represents that the fees and charges deducted under the variable life insurance policy described in this registration statement, in the aggregate, are reasonable in relation to the services rendered, expenses expected to be incurred, and the risks assumed by Security Life of Denver Insurance Company under the policies. Security Life of Denver Insurance Company bases this representation on its assessment of such factors as the nature and extent of the such services, expenses and risks, the need for the Security Life of Denver Insurance Company to earn a profit and the range of such fees and charges within the insurance industry.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act, the Registrant, Security Life Separate Account L1, has duly caused this Post-Effective Amendment No. 7 to this Registration Statement on Form N-6 (File No. 333-90577) to be signed on its behalf by the undersigned, duly authorized, in the City of Hartford, and State of Connecticut on the 15th day of April, 2003.

SECURITY LIFE SEPARATE ACCOUNT L1
(Registrant)

By: SECURITY LIFE OF DENVER INSURANCE COMPANY
(Depositor)

By:	Keith Gubbay*
President
(principal executive officer)

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 7 has been signed below by the following persons in the capacities indicated and on the date indicated.

Signature	Title

Keith Gubbay*	Director and President
Keith Gubbay	(principal executive officer)

Thomas J. McInerney*	Director
Thomas J. McInerney

Randy Lowery*	Director
P. Randall Lowery

Mark A. Tullis*	Director
Mark A. Tullis

Director
David Wheat

Cheryl Price*	Chief Financial Officer and Chief Accounting Officer
Cheryl Price	(principal financial officer)

By:	/s/ J. Neil McMurdie
J. Neil McMurdie
*Attorney-in-Fact
April 15, 2003

SECURITY LIFE SEPARATE ACCOUNT L1
EXHIBIT INDEX

Exhibit No.	Exhibit

27(e)(2)	Investment Feature Selection Form (Form No. V-120-00 rev. 5/1/03).
27(e)(3)	Investment Feature Selection Form (Form No. V-176-01 rev. 5/1/03).

27(k)	Opinion and Consent of Counsel.

27(n)	Consent of Independent Auditors.